[LOGO OMITTED]

                                    WILSHIRE
                               TARGET FUNDS, INC.


                                  ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO






                                DECEMBER 31, 2002

                                ----------------

                                WWW.WILFUNDS.COM

                           WILSHIRE TARGET FUNDS, INC.

      Shareholder Letter ....................................    1
      Large Company Growth Portfolio:
           Commentary .......................................    2
      Large Company Value Portfolio:
           Commentary .......................................    5
      Small Company Growth Portfolio:
           Commentary .......................................    8
      Small Company Value Portfolio:
           Commentary .......................................   11
      Wilshire 5000 Index Portfolio:
           Commentary .......................................   14

      Statements of Investments:
           Large Company Growth Portfolio ...................   18
           Large Company Value Portfolio ....................   22
           Small Company Growth Portfolio ...................   27
           Small Company Value Portfolio ....................   32
           Wilshire 5000 Index Portfolio ....................   37

      Statements of Assets and Liabilities ..................   76
      Statements of Operations ..............................   78
      Statements of Changes in Net Assets ...................   79

      Financial Highlights:
           Large Company Growth Portfolio ...................   83
           Large Company Value Portfolio ....................   85
           Small Company Growth Portfolio ...................   87
           Small Company Value Portfolio ....................   89
           Wilshire 5000 Index Portfolio ....................   91
      Notes to Financial Statements .........................   95


             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Target Fund Shareholder,

We are pleased to present this Annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Funds"). This report covers the period from September 1, 2002 to December 31, 2002 (the "Period"), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT AND FUND PERFORMANCE OVERVIEW

The final four months of 2002 provided some optimism to investors for the coming year, though performance of US stock markets was weak at both the beginning and end of the period. An October and November technology rally fueled the market returns for the period. After these two months of gains, markets took a breather during December as buyers took profits and rumblings emerged about the geo-political uncertainty in North Korea and the Middle East.

Economic statistics were mixed for the period. The indicators began the period by posting strong results across most areas, including the important manufacturer and consumer sectors. However, retail sales were lower versus their previous releases as the holiday shopping season fell below expectations. This caused December economic statistics to turn lower. Statistics measuring manufacturer activity continued to rise, although durable goods orders were negative and jobless data did not provide a clear outlook on the labor market. The Federal Reserve Bank left rates unchanged at the December meeting after lowering rates 0.50% at the November meeting. At the end of 2002 rates were at 1.25%, one-half of a percentage point lower than at the conclusion of 2001.

Over the four-month period, the Wilshire 5000 Index fell approximately 3%. The other broad market indices fell in tandem with the index, and international markets were lower as well. The strong performance during the middle part of the period provides some hope for 2003, though much geopolitical uncertainty remains.

The growth style experienced a resurgence during the period, as both large-cap and small-cap growth portfolios outperformed their value counterparts. Among the capitalization segments the small cap sector outperformed, as technology and communications services drove the small growth sector above the other styles.

We encourage all shareholders to visit www.wilfunds.com. Fund management has added an e-mail distribution list that features the free delivery of an electronic copy of our monthly market commentary and other relevant market research pieces. We maintain the list in the strictest of confidence and would never sell or distribute the addresses to any outside party. It is our goal to build a list of 100% of our shareholders so that we are better able to communicate with our clients. Access to daily net asset values and quarterly performance reports for the Portfolios is available on the site; prospectuses and account applications are available, as well.

Despite the difficult period in the equity markets, we remain confident in our long-term strategies. Thank you for your continued confidence in the Wilshire Target Funds.

Sincerely,

/S/ Michael P. O'Keeffe, CFA

Michael P. O'Keeffe, CFA
President and Chairman of the Board

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                      [TREE GRAPHIC OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------


The Large Company Growth Portfolio's Investment Class Shares (the "Portfolio") fell 2.4% while Institutional Class Shares dropped 2.3% during the four month period ended December 31, 2002 (the "period"). Both classes of the Portfolio slightly underperformed the Target Large Company Growth Index, with the Index returning -2.1% over the period.

The performance of the Portfolio benefited most from strong absolute returns in the Communication Services and Energy sectors, as a technology rally in October and November bolstered Portfolio returns. The Portfolio's slight overweight to these two sectors further drove positive performance. Drags on performance stemmed from the consumer cyclicals area which was hurt by a slowdown in consumer spending. The retailers within the Portfolio were particularly hard hit as the holiday shopping season did little to improve the bottom line of these companies whose stock price dwindled as margins continued to shrink amidst a glut of holiday markdowns.

Merck, Verizon, and Microsoft all rode the technology wave higher for the period. Other technology bellwether stocks such as Oracle and IBM enjoyed positive performance for the period, fueling the positive returns of the Portfolio. Performance was negatively impacted by retailers Home Depot, Wal-Mart, and Walgreens. Financials retreated after posting generally positive returns during the first eight months of the calendar year. Stocks such as Fannie Mae and Bank of New York detracted from overall Portfolio performance for the period.

On a general style basis, the large growth area enjoyed a strong final four months of 2002. Many high-profile companies that had suffered earlier in the year staged a recovery. Many of the major holdings in the large-growth index are high-capitalization technology and telecom companies, and as these companies returned to favor, the large growth sector posted the best returns for the period of any asset class.




                             PORTFOLIO INFORMATION 1
                            (As of December 31, 2002)

-----------------------------------------------------------
 AVERAGE 5-YEAR SALES GROWTH................ 17.3%
 AVERAGE 5-YEAR EARNINGS GROWTH............. 10.7%
 AVERAGE 5-YEAR RETURN ON EQUITY............  9.2%
 AVERAGE MARKET CAPITALIZATION..............$66.7 BILLION
-----------------------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED DECEMBER 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF DECEMBER 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S LARGE COMPANY GROWTH ACCOUNTS. COMPANIES LISTED IN THIS INDEX ARE LARGE COMPANIES THAT HAVE ABOVE AVERAGE EARNINGS AND SALES GROWTH HISTORIES AND FIT A CLASSIC HIGH QUALITY GROWTH PROFILE. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED GROWTH CATEGORY ARE ELIMINATED. IT IS TYPICAL TO FIND SECURITIES IN THIS INDEX THAT HAVE ENJOYED LONG AND SUCCESSFUL GROWTH TRENDS. IN ADDITION, THESE COMPANIES TYPICALLY HAVE HIGHER THAN AVERAGE RETURNS ON EQUITY AND LEVELS OF PROFITABILITY. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02.............................  (2.42)%**
         ONE YEAR ENDED 12/31/02................................ (21.77)%
         FIVE YEARS ENDED 12/31/02..............................   0.75%+
         INCEPTION (9/30/92) THROUGH 12/31/02...................   9.60%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02.............................  (2.32)%**
         ONE YEAR ENDED 12/31/02................................ (21.56)%
         FIVE YEARS ENDED 12/31/02..............................   1.01%+
         INCEPTION (7/15/96) THROUGH 12/31/02...................   8.31%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.
     + DURING  CERTAIN  PERIODS,  CERTAIN  FEES  AND  EXPENSES  WERE  WAIVED  OR
       REIMBURSED. FOR THE PERIOD ENDED 12/31/02, FEES TOTALLING 0.50% WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of December 31, 2002)

                               [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

CONSUMER DURABLES ......................   0.5%
CAPITAL GOODS ..........................   0.9%
CONSUMER NON-DURABLES ..................  49.9%
TECHNOLOGY .............................  21.3%
FINANCE ................................  16.0%
MATERIALS & SERVICES ...................   6.7%
UTILITIES ..............................   3.4%
ENERGY .................................   1.3%


   *** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                      [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY GROWTH
                     INDEX FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

            LARGE COMPANY GROWTH
            PORTFOLIO INVESTMENT      WILSHIRE 5000     TARGET LARGE COMPANY
                CLASS SHARES              INDEX              GROWTH INDEX
                ------------             -------           ---------------
 9/30/92          10,000                 10,000               10,000
 8/31/93          10,245                 11,704               10,299
 8/31/94          10,893                 12,264               10,997
 8/31/95          14,491                 14,958               13,727
 8/31/96          17,665                 17,532               16,847
 8/31/97          24,889                 24,066               24,058
 8/31/98          27,777                 24,712               27,078
 8/31/99          41,241                 34,317               40,720
 8/31/00          53,135                 41,181               52,164
 8/31/01          33,831                 30,655               32,850
 8/31/02          26,229                 25,579               27,243
12/31/02          26,682                 24,812               25,594


                                [GRAPHIC OMITTED]
                                PLOT POINTS FOLLOW:

             LARGE COMPANY GROWTH
            PORTFOLIO INSTITUTIONAL      WILSHIRE 5000    TARGET LARGE COMPANY
                 CLASS SHARES              INDEX              GROWTH INDEX
                 ------------             -------           ---------------
7/15/96              10,000               10,000                10,000
8/31/96              10,591               10,468                 9,777
8/31/97              14,942               14,369                13,963
8/31/98              16,701               14,755                15,715
8/31/99              24,850               20,490                23,633
8/31/00              32,112               24,588                30,275
8/31/01              20,510               18,303                19,066
8/31/02              17,150               15,272                15,823
12/31/02             16,752               14,814                15,497



PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY GROWTH INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [TREE GRAPHIC OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------


The Large Company Value Portfolio's Investment Class Shares (the "Portfolio") fell 7.5% while Institutional Class Shares dropped 7.4% during the four month period ended December 31, 2002 (the "period"). Both classes of the Portfolio underperformed the Target Large Company Value Index, as the Index fell 7.1% over the period.

The performance of the Portfolio during the period was volatile as the Portfolio fell at the beginning and end of the period and rallied during the middle two months. The Portfolio was hurt by its exposure to those areas of the market dependent on the consumer. Consumer Durables, Consumer Non-Durables, and Capital Goods were particular sources of pressure. The Portfolio benefited most from above average returns in the Technology and Transportation sectors - two areas of the market that have experienced difficulty during 2002 and since the burst of the internet bubble and the September 11 attacks.

Some blue-chip bellwethers held by the Portfolio had a difficult period. General Electric enjoyed a bounce during the rally in the middle of the period but falling markets at the beginning and the end of the period resulted in an overall disappointing return period. Philip Morris, Washington Mutual and Tenet Healthcare experienced a similar letdown over the period that lowered performance. Performance was boosted over the period by strong returns from Paccar, Fed Ex and Halliburton.

On a general style basis, the large value environment experienced a mixed period. While large-cap stocks appeared to be in favor for much of the period, the rally that drove the market higher was focused more on growth stocks than their value counterparts.


                             PORTFOLIO INFORMATION 1
                            (As of December 31, 2002)
-------------------------------------------------
 DIVIDEND YIELD 2.............    15.0%
 AVERAGE PRICE/BOOK RATIO.....     3.4
 AVERAGE PRICE/EARNINGS RATIO.    16.6
 AVERAGE MARKET CAPITALIZATION   $53.9 BILLION
-------------------------------------------------

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S LARGE COMPANY VALUE ACCOUNTS. THE INDEX IS COMPRISED OF LARGE COMPANIES THAT ARE MONITORED USING A VARIETY OF RELATIVE VALUE CRITERIA, THE GOAL OF WHICH IS TO CAPTURE THE MOST ATTRACTIVE VALUE OPPORTUNITIES AVAILABLE. A HIGH QUALITY PROFILE IS REQUIRED, ELIMINATING COMPANIES THAT ARE UNDERGOING ADVERSE FINANCIAL PRESSURES. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED VALUE CATEGORY ARE ELIMINATED. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------

     LARGE COMPANY VALUE PORTFOLIO        [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02.............................   (7.49)%**
         ONE YEAR ENDED 12/31/02................................  (17.23)%
         FIVE YEARS ENDED 12/31/02..............................   (0.34)%+
         INCEPTION (9/30/92) THROUGH 12/31/02...................    8.90%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02.............................   (7.44)%**
         ONE YEAR ENDED 12/31/02................................  (17.04)%
         FIVE YEARS ENDED 12/31/02..............................   (0.11)%+
         INCEPTION (7/15/96) THROUGH 12/31/02...................    6.66%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.
     + DURING  CERTAIN  PERIODS,  CERTAIN  FEES  AND  EXPENSES  WERE  WAIVED  OR
       REIMBURSED. FOR THE PERIOD ENDED 12/31/02, FEES TOTALLING 0.50% WERE WAIVED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of December 31, 2002)

                               [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

TRANSPORTATION ..........................  3.6%
CONSUMER NON-DURABLES ................... 34.9%
FINANCE ................................. 15.6%
CAPITAL GOODS ........................... 11.8%
MATERIALS & SERVICES ....................  9.8%
TECHNOLOGY .............................. 11.3%
ENERGY ..................................  6.1%
CONSUMER DURABLES .......................  2.9%
UTILITIES ...............................  4.0%


   *** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------

     LARGE COMPANY VALUE PORTFOLIO                    [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
   VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY VALUE
                     INDEX FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                LARGE COMPANY VALUE
               PORTFOLIO INVESTMENT     WILSHIRE 5000   TARGET LARGE COMPANY
                   CLASS SHARES            INDEX             VALUE INDEX
                  --------------          -------            -----------
 9/30/1992            10,000               10,000               10,000
 8/31/1993            12,292               11,704               12,335
 8/31/1994            11,850               12,264               11,992
 8/31/1995            14,097               14,958               14,587
 8/31/1996            16,568               17,532               17,280
 8/31/1997            22,246               24,066               23,427
 8/31/1998            22,544               24,712               23,941
 8/31/1999            26,776               34,317               28,664
 8/31/2000            26,837               41,181               27,633
 8/31/2001            30,655               29,091               29,221
 8/31/2002            25,907               25,579               25,764
12/31/2002            23,967               24,812               23,832

                                [GRAPHIC OMITTED]
                                PLOT POINTS FOLLOW:

                LARGE COMPANY VALUE
             PORTFOLIO INSTITUTIONAL    WILSHIRE 5000   TARGET LARGE COMPANY
                  CLASS SHARES             INDEX             VALUE INDEX
                  --------------          -------            -----------
 7/15/1996            10,000               10,000               10,000
 8/31/1996            10,355               10,468                9,962
 8/31/1997            13,905               14,369               13,506
 8/31/1998            14,111               14,755               13,802
 8/31/1999            16,796               20,490               16,525
 8/31/2000            17,141               24,588               15,930
 8/31/2001            18,303               18,355               16,846
 8/31/2002            16,387               15,272               14,853
12/31/2002            15,168               14,814               13,806



PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY VALUE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
    SMALL COMPANY GROWTH PORTFOLIO                     [TREE GRAPHIC OMITTED]
    COMMENTARY
--------------------------------------------------------------------------------


The Small Company Growth Portfolio's Investment Class Shares (the "Portfolio") fell 3.5% while Institutional Class Shares dropped 3.6% during the four month period ended December 31, 2002 (the "period"). Both classes of the Portfolio underperformed the Target Small Company Growth Index, with the Index declining 2.7% over the period.

The final four months of 2002 were inconsistent for the small growth universe. While October and November provided a boost with a run-up in technology stocks, particularly in the small-cap space, the period began with a disappointing September that hurt returns. Additionally, a pullback from the fourth quarter rally in December resulted in the Portfolio posting a negative return on an absolute basis for the period.

The negative absolute return posted by the Portfolio for the period stemmed from its position in the Consumer Durables sector. As unemployment rose, domestic consumer spending slowed significantly. Retailers saw their sales drop and were forced to slash prices in response to the disappointing holiday shopping season. Margins fell and the hope that the fourth quarter of 2002 would reverse the trend of lower revenues disappeared. Performance of the Portfolio benefited most from strong absolute returns in the Transportation and Utilities sectors.

Columbia Sportswear, Fair Isaac & Company, and Black Box Corp. added to performance for the period. However, the performance of American Axle and Manufacturing, Electronic Boutique, Interstate Bakeries, and Nautilus Group lowered overall Portfolio returns.

On a general style basis, the small growth style returned to favor in October and November. However, this trend was short-lived as the market returned to quality stocks with larger capitalization levels and more stable earnings than what is typically associated with small-cap stocks.


                             PORTFOLIO INFORMATION 1
                            (As of December 31, 2002)

-----------------------------------------------------
 AVERAGE 5-YEAR SALES GROWTH.......... 23.4%
 AVERAGE 5-YEAR EARNINGS GROWTH....... 11.3%
 AVERAGE 5-YEAR RETURN ON EQUITY......  5.1%
 AVERAGE MARKET CAPITALIZATION........ $0.9 BILLION
-----------------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED  AVERAGES.  THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED DECEMBER 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF DECEMBER 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.


SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S SMALL COMPANY GROWTH ACCOUNTS. COMPANIES LISTED IN THIS INDEX ARE SMALL CAPITALIZATION COMPANIES. THESE COMPANIES HAVE ABOVE AVERAGE EARNINGS AND SALES GROWTH HISTORIES, ALTHOUGH THIS GROWTH NEED NOT BE AS STEADY OVER LONGER PERIODS REQUIRED OF A LARGER COMPANY. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED GROWTH CATEGORY ARE ELIMINATED. THESE COMPANIES TYPICALLY HAVE HIGHER THAN AVERAGE RETURNS ON EQUITY AND LEVELS OF PROFITABILITY AND OFTEN PAY LITTLE OR NO DIVIDENDS. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                   [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02..........................    (3.45)%**
         ONE YEAR ENDED 12/31/02.............................   (13.94)%
         FIVE YEARS ENDED 12/31/02...........................    (1.45)%
         INCEPTION (10/1/92) THROUGH 12/31/02................     7.28%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02..........................    (3.57)%**
         ONE YEAR ENDED 12/31/02.............................   (13.87)%
         FIVE YEARS ENDED 12/31/02...........................    (1.25)%
         INCEPTION (7/15/96) THROUGH 12/31/02................     2.63%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE PERIOD ENDED 12/31/02, FEES AND EXPENSES TOTALING 0.60% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of December 31, 2002)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

TRANSPORTATION ........................    1.8%
UTILITIES .............................    1.0%
MATERIALS & SERVICES ..................   25.5%
CONSUMER NON-DURABLES .................   26.2%
TECHNOLOGY ............................   14.3%
FINANCE ...............................   12.8%
CONSUMER DURABLES .....................    8.5%
CAPITAL GOODS .........................    6.9%
ENERGY ................................    3.0%


   *** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
  GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY GROWTH
                     INDEX FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                                PLOT POINTS FOLLOW:

               SMALL COMPANY GROWTH
               PORTFOLIO INVESTMENT    WILSHIRE 5000     TARGET SMALL COMPANY
                   CLASS SHARES           INDEX              GROWTH INDEX
                  --------------         -------            --------------
 9/30/92               10,000             10,000                10,000
 8/31/93               12,850             11,704                13,052
 8/31/94               13,516             12,264                13,952
 8/31/95               16,632             14,958                18,471
 8/31/96               19,543             17,532                20,480
 8/31/97               22,506             24,066                25,925
 8/31/98               16,651             24,712                19,067
 8/31/99               20,114             34,317                23,494
 8/31/00               26,837             41,181                31,124
 8/31/01               23,115             30,655                26,455
 8/31/02               21,287             25,579                24,831
12/31/02               20,553             24,812                24,153


                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

               SMALL COMPANY GROWTH
              PORTFOLIO INSTITUTIONAL  WILSHIRE 5000     TARGET SMALL COMPANY
                   CLASS SHARES           INDEX              GROWTH INDEX
                  --------------         -------            --------------
 7/15/96               10,000             10,000                10,000
 8/31/96               11,141             10,468                 9,641
 8/31/97               12,828             14,369                12,205
 8/31/98                9,499             14,755                 8,976
 8/31/99               11,497             20,490                11,060
 8/31/00               15,389             24,588                14,653
 8/31/01               13,287             18,303                12,455
 8/31/02               12,268             15,272                11,690
12/31/02               11,830             14,814                11,371



PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY GROWTH INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                   [TREE GRAPHIC OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------


The Small Company Value Portfolio's Investment Class Shares (the "Portfolio") declined 1.7% while Institutional Class Shares dropped 1.6 % during the four month period ended December 31, 2002 (the "period"). Both classes of the Portfolio outperformed the Target Small Company Value Index, with the Index falling 4.3% over the period.

The Portfolio benefited most from strong returns in the Energy, Technology, and Transportation sectors. Technology and Transportation rallied significantly after several consecutive quarters of disappointing performance. Many stocks with dependency on the domestic retail consumer fell as consumer spending slowed as a result of increased unemployment over the period. The Portfolio's underweight to Consumer Durables and Consumer Non-Durables helped performance as these two sectors were unable to overcome the weak holiday shopping season results. Drags on performance included the Capital Goods sector, which underperformed and was an overweight position taken by management.

Individual stocks held by the Portfolio posted generally mixed returns, with many of the Aerospace and Energy stocks having a difficult period. The rally in the market favored stocks with growth characteristics. However, the Portfolio was able to make some headway as the market tilted in favor of those companies with proven steady earnings such as those companies held in the Small Company Value Portfolio. Monsanto provided positive returns to the Portfolio over the period. Storage Technology, Pacific Healthcare, and Peoples Energy also added to Portfolio performance. Cooper Tire and Arvinmeritor were major detractors for the period.

On a general style basis, the small value environment performed the best of the four style categories based on absolute performance for the period. Small value benefited from the return to quality in the market after the growth based rally.


                             PORTFOLIO INFORMATION 1
                            (As of December 31, 2002)

------------------------------------------------------------
 DIVIDEND YIELD 2...........................     9.4%
 AVERAGE PRICE/BOOK RATIO...................     2.1
 AVERAGE PRICE/EARNINGS RATIO...............    14.2
 AVERAGE MARKET CAPITALIZATION..............    $0.6 BILLION
------------------------------------------------------------

1 ALL AVERAGES ARE  DOLLAR-WEIGHTED  AVERAGES.  THE AVERAGE  BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.


SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX, WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET AND IS USED TO TRACK WILSHIRE ASSET MANAGEMENT'S SMALL COMPANY VALUE ACCOUNTS. THE INDEX IS COMPRISED OF SMALL COMPANIES. THESE COMPANIES ARE MONITORED USING A VARIETY OF RELATIVE VALUE CRITERIA IN ORDER TO CAPTURE THE MOST ATTRACTIVE VALUE OPPORTUNITIES AVAILABLE. A HIGH QUALITY PROFILE IS REQUIRED, ELIMINATING COMPANIES THAT ARE UNDERGOING ADVERSE FINANCIAL PRESSURES. COMPANIES THAT DO NOT FALL CLEARLY INTO THE DEFINED VALUE CATEGORY ARE ELIMINATED. AN INDIVIDUAL INVESTOR CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                   [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02...............................  (1.66)%**
         ONE YEAR ENDED 12/31/02..................................  (7.98)%
         FIVE YEARS ENDED 12/31/02................................   0.24%
         INCEPTION (9/30/92) THROUGH 12/31/02.....................   7.84%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


         FOUR MONTHS ENDED 12/31/02...............................  (1.57)%**
         ONE YEAR ENDED 12/31/02..................................  (7.77)%
         FIVE YEARS ENDED 12/31/02................................   0.45%
         INCEPTION (7/15/96) THROUGH 12/31/02.....................   6.84%

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE PERIOD ENDED 12/31/02, FEES AND EXPENSES TOTALING 0.60% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    ** NOT ANNUALIZED.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of December 31, 2002)

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

TRANSPORTATION .......................     5.0%
MATERIALS & SERVICES .................    23.5%
CONSUMER NON-DURABLES ................    23.7%
CONSUMER DURABLES ....................     8.8%
CAPITAL GOODS ........................     9.6%
ENERGY ...............................     9.9%
FINANCE ..............................     7.3%
UTILITIES ............................     4.6%
TECHNOLOGY ...........................     7.6%


   *** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------

     SMALL COMPANY VALUE PORTFOLIO                      [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
   VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY VALUE
                     INDEX FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                SMALL COMPANY VALUE
                PORTFOLIO INVESTMENT    WILSHIRE 5000     TARGET SMALL COMPANY
                    CLASS SHARES            INDEX              VALUE INDEX
                   --------------         --------            -----------
 9/30/92               10,000               10,000                10,000
 8/31/93               11,974               11,704                12,569
 8/31/94               11,972               12,264                12,875
 8/31/95               13,391               14,958                14,880
 8/31/96               14,735               17,532                16,647
 8/31/97               19,706               24,066                22,553
 8/31/98               17,975               24,712                20,680
 8/31/99               19,841               34,317                22,142
 8/31/00               18,684               41,181                20,436
 8/31/01               23,781               30,655                26,144
 8/31/02               22,048               25,579                25,645
12/31/02               21,682               24,812                24,547


                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                 SMALL COMPANY VALUE
               PORTFOLIO INSTITUTIONAL  WILSHIRE 5000    TARGET SMALL COMPANY
                    CLASS SHARES           INDEX             VALUE INDEX
                   --------------         --------           -----------
 7/15/96               10,000              10,000                10,000
 8/31/96               10,304              10,468                 9,896
 8/31/97               13,781              14,369                13,407
 8/31/98               12,578              14,755                12,294
 8/31/99               13,389              20,490                13,163
 8/31/00               12,638              24,588                12,149
 8/31/01               16,115              18,303                15,542
 8/31/02               15,578              15,272                15,246
12/31/02               15,333              14,789                14,618



PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY VALUE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                    [TREE GRAPHIC OMITTED]
     COMMENTARY
--------------------------------------------------------------------------------


The Wilshire 5000 Portfolio's Investment Class Shares (the "Portfolio") fell 3.23% while Institutional Class Shares were also down 3.18% during the four month period ended December 31, 2002 (the "period"). Both classes of the Portfolio slightly underperformed the Wilshire 5000 Index, with the Index dropping 3.0% over the period.

The Portfolio benefited from strong returns in the Communication Services sector, as wireless and wireline companies rallied after being under pressure for the majority of 2002. The October and November growth-stock rally that propelled the market to 2002 high levels abated in December, leaving markets down for the year. A return to quality stocks in December erased gains made in the growth sector in the prior two months.

The Portfolio, similar to the broad market, suffered from the pullback in December after solid gains were booked in October and November. Verizon, Merck, and Citigroup all enjoyed gains during the period that boosted Portfolio performance. Other strong performers were technology bellwethers Microsoft, Hewlett Packard, and Oracle. EDS, Fannie Mae, and Wal-Mart were all sharply lower. Numerous companies suffered under the pressure of a wary domestic consumer. As unemployment rose in the fourth quarter, consumer spending slowed down, casting a cloud over the retail sector's performance during the critical holiday shopping season.

On a general style basis, the entire market had a disappointing period. The middle portion of the period provided promise to equity investors. However, the final month of the period saw a slowdown in retail sales that soured the market in general. Further complicating matters were the global geopolitical concerns that continue to unnerve investors.


                             PORTFOLIO INFORMATION 1
                            (As of December 31, 2002)

-----------------------------------------------------------
 DIVIDEND YIELD 2.......................    11.6%
 AVERAGE PRICE/EARNINGS RATIO...........    23.6
 AVERAGE 5-YEAR EARNINGS GROWTH ........     7.8%
 AVERAGE MARKET CAPITALIZATION .........   $65.1 BILLION
-----------------------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED DECEMBER 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF DECEMBER 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
2 THE  ONE-YEAR  DIVIDEND  YIELD  CORRESPONDS  TO THE  STATED  DIVIDENDS  OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------

     WILSHIRE 5000 INDEX PORTFOLIO                     [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------


                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         FOUR MONTHS ENDED 12/31/02...............................    (3.23)%**
         ONE YEAR ENDED 12/31/02..................................   (21.32)%+
         INCEPTION (2/1/99) THROUGH 12/31/02......................    (7.58)%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         FOUR MONTHS ENDED 12/31/02...............................    (3.18)%**
         ONE YEAR ENDED 12/31/02..................................   (21.07)%+
         INCEPTION (2/1/99) THROUGH 12/31/02......................    (7.33)%+

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         FOUR MONTHS ENDED 12/31/02...............................    (3.22)%**
         ONE YEAR ENDED 12/31/02..................................   (21.38)%+
         INCEPTION (5/10/00) THROUGH 12/31/02.....................   (14.46)%+

                             HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
         FOUR MONTHS ENDED 12/31/02...............................    (3.28)%**
         ONE YEAR ENDED 12/31/02..................................   (21.30)%+
         INCEPTION (12/10/99) THROUGH 12/31/02....................    (9.62)%+

     * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.
    ** NOT ANNUALIZED.
     + DURING THE PERIODS,  CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED.
       FOR THE PERIOD ENDED 12/31/02, THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING***
                            (As of December 31, 2002)

                               [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

CONSUMER DURABLES ....................     2.0%
TRANSPORTATION .......................     1.7%
CONSUMER NON-DURABLES ................    31.7%
FINANCE ..............................    22.2%
TECHNOLOGY ...........................    17.0%
MATERIALS & SERVICES .................     8.9%
UTILITIES ............................     6.5%
ENERGY ...............................     5.9%
CAPITAL GOODS ........................     4.1%


   *** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------

     WILSHIRE 5000 INDEX PORTFOLIO                      [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            WILSHIRE 5000 INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX
                        FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                      WILSHIRE 5000
                     INDEX PORTFOLIO                 WILSHIRE 5000
             INVESTMENT CLASS SHARES                    INDEX
             -----------------------                 -------------
  2/1/99               10,000                            10,000
 8/31/99               10,320                            10,347
 8/31/00               12,295                            12,416
 8/31/01                9,120                             9,245
 8/31/02                7,585                             7,714
12/31/02                7,340                             7,483

                                [GRAPHIC OMITTED]
                                PLOT POINTS FOLLOW:

                    WILSHIRE 5000
                   INDEX PORTFOLIO                  WILSHIRE 5000
             INSTITUTIONAL CLASS SHARES                 INDEX
             --------------------------             -------------
2/1/99                  10,000                           10,000
8/31/99                 10,330                           10,347
8/31/00                 12,339                           12,416
8/31/01                  9,185                            9,245
8/31/02                  7,662                            7,714
12/31/02                 7,418                            7,483


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                      [TREE GRAPHIC OMITTED]
     COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE
        COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF
            WILSHIRE 5000 INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX
                        FROM INCEPTION THROUGH 12/31/02.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                                         WILSHIRE 5000
                                        INDEX PORTFOLIO          WILSHIRE 5000
                                       HORACE MANN CLASS             INDEX
                                       -----------------            -------
12/10/99                                    10,000                   10,000
 8/31/00                                    12,308                   11,785
 8/31/01                                     9,134                    8,773
 8/31/02                                     7,595                    7,320
12/31/02                                     7,346                    7,100

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW:

                                         WILSHIRE 5000
                                        INDEX PORTFOLIO          WILSHIRE 5000
                                        QUALIFIED CLASS              INDEX
                                       -----------------            -------
5/10/00                                     10,000                   10,000
8/31/00                                     11,179                   10,895
8/31/01                                      8,284                    8,110
8/31/02                                      6,882                    6,767
12/31/02                                     6,660                    6,564


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN HORACE MANN CLASS SHARES AND QUALIFIED CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                      [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS                           DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

COMMON STOCKS - 100.1%

         AEROSPACE - 0.1%
  3,800  General Dynamics Corporation ....... $    301,606
                                              ------------

         APPAREL - 0.7%
 50,338  Coach, Inc.* .......................    1,657,127
 24,600  Liz Claiborne, Inc. ................      729,390
                                              ------------
                                                 2,386,517
                                              ------------

         BANKS - 6.7%
 54,600  BancorpSouth, Inc. .................    1,060,332
 83,246  Bank of New York Company, Inc. .....    1,994,574
  8,300  Banknorth Group, Inc. ..............      187,580
 24,700  BB&T Corporation ...................      913,653
 13,650  Commerce Bancshares, Inc. ..........      536,308
  8,800  Cullen/Frost Bankers, Inc. .........      287,760
 28,487  Fifth Third Bancorp ................    1,667,914
 32,700  First Tennessee National
           Corporation ......................    1,175,238
  7,700  First Virginia Banks, Inc. .........      286,671
178,656  Hudson City Bancorp, Inc. ..........    3,328,361
 21,000  Mellon Financial Corporation .......      548,310
 50,200  North Fork Bancorporation, Inc. ....    1,693,748
119,400  Regions Financial Corporation ......    3,983,184
 14,100  State Street Corporation ...........      549,900
157,100  U.S. Bancorp .......................    3,333,662
  6,033  Zions Bancorporation ...............      237,393
                                              ------------
                                                21,784,588
                                              ------------

         BUSINESS MACHINES - 15.2%
 18,400  Adobe Systems, Inc. ................      456,338
 15,700  Arbitron, Inc.* ....................      525,950
541,628  Cisco Systems, Inc.* ...............    7,095,327
258,500  Dell Computer Corporation* .........    6,912,290
144,900  International Business
           Machines Corporation .............   11,229,750
 16,000  Lexmark International
           Group, Inc.* .....................      968,000
 24,487  Microchip Technology, Inc. .........      598,707
305,274  Microsoft Corporation* .............   15,782,666
    400  NCR Corporation* ...................        9,496


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS MACHINES (CONTINUED)
417,200  Oracle Corporation* ................  $ 4,505,760
 36,800  Pitney Bowes, Inc. .................    1,201,888
 36,600  Siebel Systems, Inc.* ..............      273,768
                                              ------------
                                                49,559,940
                                              ------------

         BUSINESS SERVICES - 4.8%
 10,700  Affiliated Computer Services,
           Inc., Class A* ...................      563,355
 34,556  Apollo Group, Inc., Class A* .......    1,520,464
 55,928  Automatic Data Processing, Inc. ....    2,195,174
  6,900  BearingPoint, Inc.* ................       47,610
  6,300  CCC Information Services
           Group, Inc.* .....................      111,825
 11,400  CDW Computer Centers, Inc.* ........      499,890
 11,200  Certegy, Inc.* .....................      274,960
 20,143  Cintas Corporation .................      921,542
  9,500  Computer Sciences Corporation* .....      327,275
 33,500  Concord EFS, Inc.* .................      527,290
  8,500  Dun & Bradstreet Corporation* ......      293,165
 22,040  eBay, Inc.* ........................    1,494,753
  4,700  Ecolab, Inc. .......................      232,650
 15,100  Equifax, Inc. ......................      349,414
 57,900  First Data Corporation .............    2,050,239
 20,400  Fiserv, Inc.* ......................      692,580
 17,200  H & R Block, Inc. ..................      691,440
 12,100  IMS Health, Inc. ...................      193,600
 16,243  Omnicom Group, Inc. ................    1,049,298
 23,024  Paychex, Inc. ......................      642,369
  8,000  Pixar, Inc.* .......................      423,920
 15,000  Symantec Corporation* ..............      607,650
  4,800  Ticketmaster Online - CitySearch,
           Inc., Class B* ...................      101,856
                                              ------------
                                                15,812,319
                                              ------------

         CONSTRUCTION - 0.5%
 50,013  Masco Corporation ..................    1,052,774
  1,827  NVR, Inc.* .........................      594,688
                                              ------------
                                                 1,647,462
                                              ------------

         CONTAINERS - 0.2%
 10,300  Ball Corporation ...................      527,257
                                              ------------

                       See Notes to Financial Statements.
                                        18

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                      [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         COSMETICS - 4.4%
 33,700  Colgate-Palmolive Company .......... $  1,766,891
145,200  Procter & Gamble Company ...........   12,478,488
                                              ------------
                                                14,245,379
                                              ------------

         DOMESTIC OIL - 0.9%
  6,400  Amerada Hess Corporation ...........      352,320
  9,200  Diamond Offshore Drilling, Inc. ....      201,020
 42,700  Patterson-UTI Energy, Inc.* ........    1,288,259
 44,600  XTO Energy, Inc. ...................    1,101,620
                                              ------------
                                                 2,943,219
                                              ------------

         DRUGS & MEDICINE - 24.7%
151,186  Abbott Laboratories ................    6,047,440
  9,500  Allergan, Inc. .....................      547,390
 66,018  Amgen, Inc.* .......................    3,191,310
 32,300  Baxter International, Inc. .........      904,400
  1,300  Biogen, Inc.* ......................       52,078
 17,100  Biomet, Inc. .......................      490,086
 50,600  Boston Scientific Corporation* .....    2,151,512
 40,923  Cardinal Health, Inc. ..............    2,422,232
 85,400  Caremark Rx, Inc.* .................    1,387,750
 10,800  DaVita, Inc.* ......................      266,436
  2,800  Express Scripts, Inc., Class A* ....      134,512
 27,900  Forest Laboratories, Inc.* .........    2,740,338
  4,300  Gilead Sciences, Inc.* .............      146,200
 19,300  Health Management
           Associates, Inc., Class A ........      345,470
  4,500  Henry Schein, Inc.* ................      202,500
269,128  Johnson & Johnson ..................   14,454,865
 87,800  Lilly (Eli) & Company ..............    5,575,300
 11,100  Lincare Holdings, Inc.* ............      350,982
 23,900  MedImmune, Inc.* ...................      649,363
112,434  Medtronic, Inc. ....................    5,126,990
234,300  Merck & Company, Inc. ..............   13,263,723
489,271  Pfizer, Inc. .......................   14,957,015
124,658  Schering-Plough Corporation ........    2,767,408
 12,400  Stryker Corporation ................      832,288
 22,000  WellPoint Health Networks, Inc.* ...    1,565,520
                                              ------------
                                                80,573,108
                                              ------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS - 4.2%
 60,428  American Power
           Conversion Corporation* .......... $    915,484
 25,900  Analog Devices, Inc.* ..............      618,233
107,256  Applied Materials, Inc.* ...........    1,397,546
 14,800  Guidant Corporation* ...............      456,580
  2,300  Integrated Circuit Systems, Inc.* ..       41,975
403,884  Intel Corporation ..................    6,288,474
 15,900  Jabil Circuit, Inc.* ...............      284,928
 41,400  Linear Technology Corporation ......    1,064,808
 26,520  Maxim Integrated Products, Inc. ....      876,221
 28,500  QLogic Corporation* ................      983,535
 18,500  QUALCOMM, Inc.* ....................      673,215
                                              ------------
                                                13,600,999
                                              ------------

         ENERGY - RAW MATERIALS - 0.4%
 23,100  BJ Services Company* ...............      746,361
    700  Headwaters, Inc.* ..................       10,857
 10,900  Noble Corporation* .................      383,135
    700  Smith International, Inc.* .........       22,834
                                              ------------
                                                 1,163,187
                                              ------------

         FOOD & AGRICULTURE - 5.0%
142,300  Coca-Cola Company ..................    6,235,586
 39,700  Dreyer's Grand Ice Cream, Inc. .....    2,817,112
 11,500  McCormick & Company, Inc. ..........      266,800
117,900  PepsiCo, Inc. ......................    4,977,738
 64,976  Sysco Corporation ..................    1,935,635
  4,000  Yum! Brands, Inc.* .................       96,880
                                              ------------
                                                16,329,751
                                              ------------

         INSURANCE - 1.5%
 13,400  Fidelity National Financial, Inc. ..      439,922
 70,600  Marsh & McLennan
           Companies, Inc. ..................    3,262,426
 18,400  Radian Group, Inc. .................      683,560
 20,600  The PMI Group, Inc. ................      618,824
                                              ------------
                                                 5,004,732
                                              ------------

                       See Notes to Financial Statements.
                                        19

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                      [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         LIQUOR - 1.6%
109,200  Anheuser-Busch Companies, Inc. ..... $  5,285,280
                                              ------------

         MEDIA - 2.1%
 56,000  Cablevision Systems New York
           Group, Class A* ..................      937,440
 29,700  Harte-Hanks, Inc. ..................      554,499
 43,100  Hispanic Broadcasting
           Corporation* .....................      885,705
 22,000  McGraw-Hill Companies, Inc. ........    1,329,680
 19,934  Meredith Corporation ...............      819,487
 13,300  USA Networks, Inc.* ................      304,836
  1,300  Valassis Communications, Inc.* .....       38,259
 20,500  Viacom, Inc., Class B* .............      835,580
 29,900  Westwood One, Inc.* ................    1,117,064
                                              ------------
                                                 6,822,550
                                              ------------

         MISCELLANEOUS - 0.0%***
  1,500  Weight Watchers
           International, Inc.* .............       68,955
                                              ------------

         MISCELLANEOUS FINANCE - 7.8%
  7,300  American Capital Strategies, Ltd. ..      157,607
 88,400  American Express Company ...........    3,124,940
 11,400  Astoria Financial Corporation ......      309,510
 39,300  Countrywide Credit Industries, Inc.     2,029,845
 90,100  Fannie Mae .........................    5,796,133
 39,700  Goldman Sachs Group, Inc. ..........    2,703,570
  4,000  Legg Mason, Inc. ...................      194,160
 25,700  Lehman Brothers Holdings, Inc. .....    1,369,553
143,950  MBNA Corporation ...................    2,737,929
115,100  Morgan Stanley Dean
           Witter & Company .................    4,594,792
109,700  Schwab (Charles) Corporation .......    1,190,245
  8,100  SLM Corporation ....................      841,266
 10,729  T. Rowe Price Group, Inc. ..........      292,687
  7,700  Webster Financial Corporation ......      267,960
                                              ------------
                                                25,610,197
                                              ------------



                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MOTOR VEHICLES - 0.5%
 34,128  Harley-Davidson, Inc. .............. $  1,576,714
                                              ------------

         NON-DURABLES & ENTERTAINMENT - 0.6%
 10,800  Brinker International, Inc.* .......      348,300
  6,100  International Game Technology* .....      463,112
 64,900  Starbucks Corporation* .............    1,322,662
                                              ------------
                                                 2,134,074
                                              ------------

         NON-FERROUS METALS - 0.1%
 13,400  Engelhard Corporation ..............      299,490
                                              ------------

         PAPER & FOREST PRODUCTS - 0.1%
  5,900  Kimberly-Clark Corporation .........      280,073
                                              ------------

         PRODUCER GOODS - 1.0%
  6,100  American Standard
           Companies, Inc.* .................      433,954
 16,872  Avery Dennison Corporation .........    1,030,542
  8,700  Honeywell International, Inc. ......      208,800
  8,300  Illinois Tool Works, Inc. ..........      538,338
 12,500  Johnson Controls, Inc. .............    1,002,125
                                              ------------
                                                 3,213,759
                                              ------------

         RETAIL - 13.1%
 11,400  Abercrombie & Fitch Company,
           Class A* .........................      233,244
 59,900  Amazon.com, Inc.* ..................    1,131,511
  8,214  AutoZone, Inc.* ....................      580,319
 22,700  Bed Bath & Beyond, Inc.* ...........      783,831
  2,300  Best Buy Company, Inc.* ............       55,545
 26,700  Costco Wholesale Corporation* ......      749,202
 32,900  CVS Corporation ....................      821,513
 25,075  Dollar General Corporation .........      299,646
 23,500  Dollar Tree Stores, Inc.* ..........      577,395
 11,300  Family Dollar Stores, Inc. .........      352,673
185,882  Home Depot, Inc. ...................    4,453,733
 34,028  Kohl's Corporation* ................    1,903,867
 85,764  Limited Brands .....................    1,194,693
 71,628  Lowe's Companies, Inc. .............    2,686,050
 14,100  Michaels Stores, Inc.* .............      441,330
 72,646  PETsMART, Inc.* ....................    1,244,426

                       See Notes to Financial Statements.
                                        20

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                      [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------
         RETAIL (CONTINUED)
 27,700  Pier 1 Imports, Inc. ............... $    524,361
 25,500  Ross Stores, Inc. ..................    1,080,945
 28,740  Safeway, Inc.* .....................      671,366
 57,700  Staples, Inc.* .....................    1,055,910
 58,600  Target Corporation .................    1,758,000
 15,900  Tiffany & Company ..................      380,169
 41,400  TJX Companies, Inc. ................      808,128
287,300  Wal-Mart Stores, Inc. ..............   14,511,523
 96,700  Walgreen Company ...................    2,822,673
 12,600  Whole Foods Market, Inc.* ..........      664,398
 35,300  Williams-Sonoma, Inc.* .............      958,395
                                              ------------
                                                42,744,846
                                              ------------

         TELECOMMUNICATIONS - 3.4%
 19,700  ALLTEL Corporation .................    1,004,700
108,700  BellSouth Corporation ..............    2,812,069
 11,700  CenturyTel, Inc. ...................      343,746
  3,900  Liberty Media Corporation,
           Class A* .........................       34,866
 40,300  TALK America Holdings, Inc.* .......      225,680
175,185  Verizon Communications .............    6,788,419
                                              ------------
                                                11,209,480
                                              ------------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         TRAVEL & RECREATION - 0.0%***
  2,500  Royal Caribbean Cruises, Ltd. ......  $    41,750
                                              ------------

         TRUCKING & FREIGHT - 0.5%
 32,250  PACCAR, Inc. .......................    1,487,692
                                              ------------
         TOTAL COMMON STOCKS
           (Cost $309,858,046**) ............  326,654,924
                                              ------------

TOTAL INVESTMENTS
   (Cost $309,858,046**) ............  100.1%  326,654,924
OTHER ASSETS AND LIABILITIES
   (Net) ............................  (0.1)%     (305,903)
                                       ------ ------------
NET ASSETS ..........................  100.0% $326,349,021
                                       ====== ============
-------------------------------------
 *    Non-income producing security.
 **   Aggregate  cost for  Federal  tax  purposes  is  $314,248,636.
 ***  Amount represents less than 0.1% of net assets.




                       See Notes to Financial Statements.
                                        21

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS                              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

COMMON STOCKS - 99.9%

         AEROSPACE - 5.3%
 17,400  Boeing Company ..................... $    574,026
  5,585  General Dynamics Corporation .......      443,281
  1,900  Goodrich Corporation ...............       34,808
  9,100  Lockheed Martin Corporation ........      525,525
  1,786  Northrop Grumman Corporation .......      173,211
 10,300  Raytheon Company ...................      316,725
  6,900  Rockwell Automation, Inc. ..........      142,899
  5,400  Rockwell Collins, Inc. .............      125,604
 13,300  United Technologies Corporation ....      823,802
                                              ------------
                                                 3,159,881
                                              ------------

         AIR TRANSPORTATION - 0.5%
  5,000  FedEx Corporation ..................      271,100
                                              ------------

         APPAREL - 1.3%
  3,900  Jones Apparel Group, Inc.* .........      138,216
  9,800  Liz Claiborne, Inc. ................      290,570
  7,500  Nike, Inc., Class B ................      333,525
                                              ------------
                                                   762,311
                                              ------------

         BANKS - 10.0%
 16,251  AmSouth Bancorporation .............      312,019
 38,054  Bank of America Corporation ........    2,647,417
 18,918  FleetBoston Financial Corporation ..      459,707
 54,196  J.P. Morgan Chase & Company ........    1,300,704
  6,600  SouthTrust Corporation .............      164,010
  9,000  SunTrust Banks, Inc. ...............      512,280
  9,150  Union Planters Corporation .........      257,481
  6,300  UnionBanCal Corporation ............      247,401
                                              ------------
                                                 5,901,019
                                              ------------

         BUSINESS MACHINES - 2.9%
  1,800  Apple Computer, Inc.* ..............       25,794
  3,400  Diebold, Inc. ......................      140,148
 63,400  Hewlett-Packard Company ............    1,100,624
  2,301  NCR Corporation* ...................       54,626
  9,900  Pitney Bowes, Inc. .................      323,334
  5,100  Unisys Corporation* ................       50,490
                                              ------------
                                                 1,695,016
                                              ------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

         BUSINESS SERVICES - 2.0%
  2,100  Apollo Group, Inc., Class A* ....... $     92,400
 14,500  AutoNation, Inc.* ..................      182,120
 26,200  Cendant Corporation* ...............      274,576
  2,800  Computer Sciences Corporation* .....       96,460
  3,100  Deluxe Corporation .................      130,510
  1,866  Manpower, Inc. .....................       59,525
  2,100  Pixar, Inc.* .......................      111,279
  1,700  United Rentals, Inc.* ..............       18,292
  9,300  Waste Management, Inc. .............      213,156
                                              ------------
                                                 1,178,318
                                              ------------

         CHEMICALS - 1.1%
  9,200  du Pont (E.I.) de Nemours
           & Company ........................      390,080
  4,400  Praxair, Inc. ......................      254,188
                                              ------------
                                                   644,268
                                              ------------

         CONSTRUCTION - 1.4%
  1,400  Centex Corporation .................       70,280
  3,000  Lennar Corporation .................      154,800
 10,400  Masco Corporation ..................      218,920
    300  Pulte Homes, Inc. ..................       14,361
  6,600  Sherwin-Williams Company (The) .....      186,450
  2,700  Stanley Works ......................       93,366
  2,400  Vulcan Materials Company ...........       90,000
                                              ------------
                                                   828,177
                                              ------------

         CONSUMER DURABLES - 0.3%
    200  Black & Decker Corporation .........        8,578
  5,500  Leggett & Platt, Inc. ..............      123,420
    500  Whirlpool Corporation ..............       26,110
                                              ------------
                                                   158,108
                                              ------------

         CONTAINERS - 0.2%
  1,700  Bemis Company, Inc. ................       84,371
  2,800  Sonoco Products Company ............       64,204
                                              ------------
                                                   148,575
                                              ------------


                       See Notes to Financial Statements.
                                        22

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------


         COSMETICS - 0.9%
  3,900  Alberto-Culver Company, Class B .... $    196,560
  3,240  Clorox Company .....................      133,650
  6,000  International Flavors &
           Fragrances, Inc. .................      210,600
                                              ------------
                                                   540,810
                                              ------------

         DOMESTIC OIL - 1.7%
  2,400  Kerr-McGee Corporation .............      106,320
  7,600  Marathon Oil Corporation ...........      161,804
  6,800  Murphy Oil Corporation .............      291,380
  3,340  National-Oilwell, Inc.* ............       72,946
  7,000  Ocean Energy, Inc. .................      139,790
  6,200  Unocal Corporation .................      189,596
  3,400  Varco International, Inc.* .........       59,160
                                              ------------
                                                 1,020,996
                                              ------------

         DRUGS & MEDICINE - 10.5%
  2,400  Bard (C.R.), Inc. ..................      139,200
  3,300  Bausch & Lomb, Inc. ................      118,800
    700  Beckman Coulter, Inc. ..............       20,664
  9,100  Becton, Dickinson & Company ........      279,279
  4,750  DENTSPLY International, Inc. .......      176,700
  3,500  Forest Laboratories, Inc.* .........      343,770
 12,900  HCA, Inc. ..........................      535,350
  6,600  Health Net, Inc.* ..................      174,240
  3,700  Humana, Inc.* ......................       37,000
  2,700  Kos Pharmaceuticals, Inc.* .........       51,300
  2,700  Lincare Holdings, Inc.* ............       85,374
  4,500  Manor Care, Inc.* ..................       83,745
  5,800  McKesson HBOC, Inc. ................      156,774
  3,500  Mylan Laboratories, Inc. ...........      122,150
  4,600  Omnicare, Inc. .....................      109,618
  7,000  Oxford Health Plans, Inc.* .........      255,150
 33,300  Pharmacia Corporation ..............    1,391,940
    500  Triad Hospitals, Inc.* .............       14,915
  9,400  UnitedHealth Group, Inc. ...........      784,900
  1,900  Universal Health Services, Inc.,
           Class B* .........................       85,690
  4,900  WellPoint Health Networks, Inc.* ...      348,684
 24,900  Wyeth ..............................      931,260
                                              ------------
                                                 6,246,503
                                              ------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

         ELECTRONICS - 1.4%
  9,500  American Power Conversion
           Corporation* .....................  $   143,925
 24,700  GrafTech International, Ltd.* ......      147,212
  4,100  ITT Industries, Inc. ...............      248,829
  2,300  Jabil Circuit, Inc.* ...............       41,216
  4,000  KLA-Tencor Corporation* ............      141,480
    500  Novellus Systems, Inc.* ............       14,040
  2,060  Varian Medical Systems, Inc.* ......      102,176
                                              ------------
                                                   838,878
                                              ------------

         ENERGY & UTILITIES - 4.0%
  1,100  Avista Corporation .................       12,716
  1,700  Cinergy Corporation ................       57,324
 10,400  Consolidated Edison, Inc. ..........      445,328
    900  Constellation Energy Group, Inc. ...       25,038
  1,300  Dominion Resources, Inc. ...........       71,370
  4,400  DTE Energy Company .................      204,160
  4,216  Duke Energy Corporation ............       82,381
  6,400  Entergy Corporation ................      291,776
  7,800  FPL Group, Inc. ....................      469,014
  6,072  KeySpan Corporation ................      213,977
  4,200  Pepco Holdings, Inc. ...............       81,438
  5,100  PG&E Corporation* ..................       70,890
  5,700  Public Service Enterprise
           Group, Inc. ......................      182,970
  9,600  TXU Corporation ....................      179,328
                                              ------------
                                                 2,387,710
                                              ------------

         ENERGY - RAW MATERIALS - 4.1%
  5,910  Apache Corporation .................      336,811
  2,500  Baker Hughes, Inc. .................       80,475
  8,600  BJ Services Company* ...............      277,866
  3,400  Burlington Resources, Inc. .........      145,010
  1,100  Cooper Cameron Corporation* ........       54,802
  6,100  ENSCO International, Inc. ..........      179,645
 18,700  Occidental Petroleum Corporation ...      532,015
  1,600  Rowan Companies, Inc.* .............       36,320
  9,900  Schlumberger, Ltd. .................      416,691
  4,200  Smith International, Inc.* .........      137,004
  1,500  Tidewater, Inc. ....................       46,650
  4,000  Weatherford International Ltd.* ....      159,720
                                              ------------
                                                 2,403,009
                                              ------------


                       See Notes to Financial Statements.
                                        23

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

         FOOD & AGRICULTURE - 4.3%
 21,350  Archer-Daniels-Midland Company ..... $    264,740
 21,000  ConAgra Foods, Inc. ................      525,210
  2,000  Dean Foods Company* ................       74,200
  3,100  Dreyer's Grand Ice Cream, Inc. .....      219,976
  5,000  Hershey Foods Corporation ..........      337,200
  4,000  Hormel Foods Corporation ...........       93,320
  4,900  Kellogg Company ....................      167,923
    400  Pepsi Bottling Group, Inc. .........       10,280
  2,700  PepsiAmericas, Inc. ................       36,261
 21,580  Sysco Corporation ..................      642,868
 13,800  Tyson Foods, Inc., Class A .........      154,836
                                              ------------
                                                 2,526,814
                                              ------------

         INSURANCE - 1.9%
  8,100  Hartford Financial Services
           Group, Inc. ......................      367,983
 10,875  Jefferson-Pilot Corporation ........      414,446
 13,400  Old Republic International
           Corporation ......................      375,200
                                              ------------
                                                 1,157,629
                                              ------------

         INTERNATIONAL OIL - 0.3%
  6,600  GlobalSantaFe Corporation ..........      160,512
  1,100  Nabors Industries, Ltd.* ...........       38,797
                                              ------------
                                                   199,309
                                              ------------

         LIQUOR - 0.8%
  2,700  Brown-Forman Corporation,
           Class B ..........................      176,472
  5,100  Coors (Adolph) Company, Class B ....      312,375
                                              ------------
                                                   488,847
                                              ------------

         MEDIA - 6.8%
  4,100  Belo Corporation, Class A ..........       87,412
 25,700  Cablevision Systems New
           York Group, Class A* .............      430,218
  3,000  Entercom Communications
           Corporation* .....................      140,760
 19,900  Fox Entertainment Group, Inc.,
           Class A* .........................      516,007
  4,500  Gannett Company, Inc. ..............      323,100


                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

         MEDIA (CONTINUED)
  3,300  Hispanic Broadcasting
           Corporation* ..................... $     67,815
  5,000  McGraw-Hill Companies, Inc. ........      302,200
  5,500  R.R. Donnelley & Sons Company ......      119,735
  8,700  Tribune Company ....................      395,502
 40,500  Viacom, Inc., Class B* .............    1,650,780
                                              ------------
                                                 4,033,529
                                              ------------

         MISCELLANEOUS - 0.8%
  2,700  Anthem, Inc.* ......................      169,830
  7,400  Kraft Foods, Inc., Class A .........      288,082
                                              ------------
                                                   457,912
                                              ------------

         MISCELLANEOUS FINANCE - 3.3%
  4,900  Astoria Financial Corporation ......      133,035
  2,481  Charter One Financial, Inc. ........       71,279
 10,500  Household International, Inc. ......      292,005
  5,900  Prudential Financial, Inc. .........      187,266
 36,350  Washington Mutual, Inc. ............    1,255,166
                                              ------------
                                                 1,938,751
                                              ------------

         MOTOR VEHICLES - 1.3%
    200  Eaton Corporation ..................       15,622
 12,400  General Motors Corporation .........      457,064
  9,400  Genuine Parts Company ..............      289,520
    900  Lear Corporation* ..................       29,952
                                              ------------
                                                   792,158
                                              ------------

         NON-DURABLES & ENTERTAINMENT - 1.5%
  5,300  CBRL Group, Inc. ...................      159,689
  2,300  Darden Restaurants, Inc. ...........       47,035
  7,500  Fortune Brands, Inc. ...............      348,825
 11,500  Newell Rubbermaid, Inc. ............      348,795
                                              ------------
                                                   904,344
                                              ------------

         NON-FERROUS METALS - 1.2%
 21,300  Alcoa, Inc. ........................      485,214
  9,800  Engelhard Corporation ..............      219,030
  2,400  Wolverine Tube, Inc.* ..............       13,704
                                              ------------
                                                   717,948
                                              ------------


                       See Notes to Financial Statements.
                                        24

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                      (Note 1)
   ------                                      --------

         PAPER & FOREST PRODUCTS - 2.3%
 24,100  Kimberly-Clark Corporation ......... $  1,144,027
  1,700  Temple-Inland, Inc. ................       76,177
  2,600  Weyerhaeuser Company ...............      127,946
                                              ------------
                                                 1,348,150
                                              ------------

         PRODUCER GOODS - 13.7%
 11,000  3M Company .........................    1,356,300
  5,400  Caterpillar, Inc. ..................      246,888
  4,200  Cooper Industries, Ltd., Class A ...      153,090
212,800  General Electric Company ...........    5,181,680
  9,424  Illinois Tool Works, Inc. ..........      611,241
  3,900  Johnson Controls, Inc. .............      312,663
  1,900  Pentair, Inc. ......................       65,645
  3,900  W.W. Grainger, Inc. ................      201,045
                                              ------------
                                                 8,128,552
                                              ------------

         RAILROAD & SHIPPING - 1.6%
 14,300  Burlington Northern Santa Fe
           Corporation ......................      371,943
  5,700  CSX Corporation ....................      161,367
  8,300  Norfolk Southern Corporation .......      165,917
  4,400  Union Pacific Corporation ..........      263,428
                                              ------------
                                                   962,655
                                              ------------

         REAL PROPERTY - 0.4%
  7,900  The St. Joe Company ................      237,000
                                              ------------

         RETAIL - 4.4%
    900  Abercrombie & Fitch Company,
           Class A* .........................       18,414
 16,400  Albertson's, Inc. ..................      365,064
  8,500  Amazon.com, Inc.* ..................      160,565
 11,800  Dillard's, Inc., Class A ...........      187,148
  9,800  Dollar General Corporation .........      117,110
  3,900  Family Dollar Stores, Inc. .........      121,719
  2,800  Federated Department Stores, Inc.* .       80,528
    700  J.C. Penney Company, Inc.
            (Holding Company) ...............       16,107
 19,900  Limited Brands .....................      277,207
  7,500  May Department Stores Company ......      172,350
  4,000  Nordstrom, Inc. ....................       75,880

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL (CONTINUED)
 10,400  Office Depot, Inc.* ................ $    153,504
  5,200  Ross Stores, Inc. ..................      220,428
 10,300  Sears, Roebuck & Company ...........      246,685
  2,700  Tiffany & Company ..................       64,557
  6,600  Toys "R" Us, Inc.* .................       66,000
 17,840  Winn-Dixie Stores, Inc. ............      272,595
                                              ------------
                                                 2,615,861
                                              ------------

         STEEL - 0.5%
  6,900  Nucor Corporation ..................      284,970
                                              ------------

         TELECOMMUNICATIONS - 0.0%***
  1,000  TALK America Holdings, Inc.* .......        5,600
                                              ------------

         TIRES & RUBBER - 0.3%
  2,500  Danaher Corporation ................      164,250
                                              ------------

         TOBACCO - 3.5%
 44,300  Philip Morris Companies, Inc. ......    1,795,479
    900  R.J. Reynolds Tobacco
           Holdings, Inc. ...................       37,899
  6,500  UST, Inc. ..........................      217,295
                                              ------------
                                                 2,050,673
                                              ------------

         TRAVEL & RECREATION - 1.2%
  3,400  Brunswick Corporation ..............       67,524
 13,800  Carnival Corporation ...............      344,310
  6,100  Hilton Hotels Corporation ..........       77,531
  1,700  MGM Mirage* ........................       56,049
  9,600  Royal Caribbean Cruises, Ltd. ......      160,320
                                              ------------
                                                   705,734
                                              ------------

         TRUCKING & FREIGHT - 2.2%
  9,250  PACCAR, Inc. .......................      426,703
  2,400  Ryder System, Inc. .................       53,856
 13,140  United Parcel Service, Inc.,
           Class B ..........................      828,871
                                              ------------
                                                 1,309,430
                                              ------------
         TOTAL COMMON STOCKS
           (Cost $58,617,524) ...............   59,214,795
                                              ------------

                       See Notes to Financial Statements.
                                       25

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

RIGHTS - 0.0%
  6,924  Seagate Tax Refund Rights*+ ........  $       831
                                              ------------
         TOTAL RIGHTS
           (Cost $0) ........................          831
                                              ------------

TOTAL INVESTMENTS
   (Cost $58,617,524**) ..............  99.9%   59,215,626
OTHER ASSETS AND LIABILITIES
   (Net) .............................   0.1%       45,462
                                       ------ ------------
NET ASSETS ........................... 100.0%  $59,261,088
                                       ====== ============

---------------------
  *  Non-income producing security.
 **  Cost  for  Federal  income  tax  purposes  is  $59,039,601.
  +  Fair-valued Securities
***  Amount represents less than 0.1% of net assets.



                       See Notes to Financial Statements.
                                        26

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                          [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS                              DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

COMMON STOCKS - 100.3%

         AEROSPACE - 0.1%
    400  United Industrial Corporation .......  $    6,400
                                                ----------

         AIR TRANSPORTATION - 0.8%
  2,070  Atlantic Coast Airlines
           Holdings, Inc.* ...................      24,902
  2,320  SkyWest, Inc. .......................      30,322
                                                ----------
                                                    55,224
                                                ----------

         APPAREL - 2.7%
  1,200  Bebe Stores, Inc.* ..................      16,080
  2,000  Columbia Sportswear Company* ........      88,840
    600  OshKosh B'Gosh, Inc., Class A .......      16,830
    300  Steven Madden, Ltd.* ................       5,421
    800  Stride Rite Corporation .............       5,736
  1,900  Timberland Company, Class A* ........      67,659
                                                ----------
                                                   200,566
                                                ----------

         BANKS - 5.9%
    700  Chemical Financial Corporation ......      22,505
    300  Connecticut Bancshares, Inc. ........      11,535
  3,450  Doral Financial Corporation .........      98,670
    500  First Busey Corporation .............      11,530
    990  First Midwest Bancorp, Inc. .........      26,443
  2,350  Greater Bay Bancorp .................      40,631
    400  Hancock Holding Company .............      17,860
    260  Hudson United Bancorp ...............       8,086
    480  Old National Bancorp ................      11,664
    400  Old Second Bancorp, Inc. ............      14,800
    100  Oriental Financial Group, Inc. ......       2,458
  1,500  Silicon Valley Bancshares* ..........      27,375
    300  South Financial Group, Inc. .........       6,198
    800  Suffolk Bancorp .....................      25,296
    160  Trustmark Corporation ...............       3,797
    300  UCBH Holdings, Inc. .................      12,735
    500  United National Bancorp .............      11,525
    600  Washington Trust Bancorp, Inc. ......      11,718
    700  WesBanco, Inc. ......................      16,373
    690  Westamerica Bancorporation ..........      27,724
    800  Whitney Holding Corporation .........      26,664
                                                ----------
                                                   435,587
                                                ----------

                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS MACHINES - 2.9%
  4,120  Autodesk, Inc. ......................  $   58,916
    887  Black Box Corporation ...............      39,738
  2,295  Fair Isaac & Company, Inc. ..........      97,996
    300  ScanSource, Inc* ....................      14,790
                                                ----------
                                                   211,440
                                                ----------

         BUSINESS SERVICES - 17.5%
  1,614  American Management
           Systems, Inc.* ....................      19,352
    679  BARRA, Inc.* ........................      20,594
    700  Bright Horizons Family
           Solutions, Inc.* ..................      19,684
  2,765  Catalina Marketing Corporation* .....      51,152
  3,220  Copart, Inc.* .......................      38,125
  2,200  Corinthian Colleges, Inc.* ..........      83,292
  2,040  Corporate Executive Board
           Company* ..........................      65,117
  2,400  DeVRY, Inc.* ........................      39,864
  1,160  Education Management
           Corporation* ......................      43,616
  1,770  FactSet Research Systems, Inc. ......      50,038
  1,050  FTI Consulting, Inc.* ...............      42,157
    100  Global Payments, Inc. ...............       3,201
  2,600  GTECH Holdings Corporation* .........      72,436
  2,820  Henry (Jack) & Associates ...........      33,953
  1,910  Labor Ready, Inc.* ..................      12,262
    200  LandAmerica Financial Group, Inc. ...       7,090
    900  Learning Tree International, Inc.* ..      12,330
  1,370  Manhattan Associates, Inc.* .........      32,414
  1,354  Mentor Corporation ..................      52,129
  1,034  Mercury Computer Systems, Inc.* .....      31,558
  2,186  National Instruments Corporation* ...      71,023
    200  New England Business
           Service, Inc. .....................       4,880
  2,280  Overture Services, Inc.* ............      62,267
  1,340  PEC Solutions, Inc.* ................      40,066
  1,800  Performance Food
           Group Company* ....................      61,126
  4,200  Perot Systems Corporation,
           Class A* ..........................      45,024
  1,400  Pittston Brink's Group ..............      25,872

                       See Notes to Financial Statements.
                                        27

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                          [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    599  Pre-Paid Legal Services, Inc.* ...... $    15,694
  2,050  Priority Healthcare Corporation,
           Class B* ..........................      47,560
  1,700  Progress Software Corporation* ......      22,015
  1,500  Renaissance Learning, Inc.* .........      28,350
    200  SEACOR SMIT, Inc.* ..................       8,900
  1,300  Spartech Corporation ................      26,819
    772  StarTek, Inc.* ......................      21,307
    900  Stericycle, Inc.* ...................      29,141
  1,500  Teledyne Technologies, Inc.* ........      23,520
  1,893  Tetra Tech, Inc.* ...................      23,095
                                               -----------
                                                 1,287,023
                                               -----------

         CHEMICALS - 2.3%
    900  Albemarle Corporation ...............      25,605
  1,220  Cabot Microelectronics
           Corporation* ......................      57,584
    900  Lubrizol Corporation ................      27,450
    935  RPM, Inc. ...........................      14,287
    800  Schulman (A.), Inc. .................      14,888
  1,118  Techne Corporation* .................      31,939
                                               -----------
                                                   171,753
                                               -----------

         CONSTRUCTION - 1.8%
    700  Centex Construction
           Products, Inc. ....................      24,605
    800  MDC Holdings, Inc. ..................      30,608
  1,080  Simpson Manufacturing
           Company, Inc.* ....................      35,532
  2,500  West Corporation* ...................      41,500
                                               -----------
                                                   132,245
                                               -----------

         CONSUMER DURABLES - 3.2%
  1,330  Ethan Allen Interiors, Inc. .........      45,712
    600  Genlyte Group, Inc.* ................      18,696
  2,500  La-Z-Boy, Inc. ......................      59,950
  1,975  Nautilus Group, Inc.* ...............      26,386
    200  Racing Champions Ertl
           Corporation* ......................       2,730
  1,500  Rent-A-Center, Inc.* ................      74,925
    100  Toro Company ........................       6,390
                                               -----------
                                                   234,789
                                               -----------

                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         COSMETICS - 0.1%
    200  Church & Dwight Company, Inc. ....... $     6,086
                                               -----------

         DOMESTIC OIL - 1.5%
  1,500  Cal Dive International, Inc.* .......      35,250
    600  Chesapeake Energy Corporation .......       4,644
    500  GulfMark Offshore, Inc.* ............       7,375
  1,000  Newfield Exploration Company* .......      36,050
    700  Quicksilver Resources, Inc.* ........      15,701
    300  St. Mary Land & Exploration
           Company ...........................       7,500
                                               -----------
                                                   106,520
                                               -----------

         DRUGS & MEDICINE - 12.0%
    150  Accredo Health, Inc.* ...............       5,288
  1,600  Albany Molecular Research, Inc.* ....      23,666
  1,910  Apria Healthcare Group, Inc.* .......      42,478
  1,560  Charles River Laboratories
           International, Inc.* ..............      60,029
  2,800  Covance, Inc.* ......................      68,852
  2,240  Coventry Health Care, Inc.* .........      65,027
  1,400  Diagnostic Products Corporation .....      54,068
    400  Dynacq International, Inc.* .........       5,747
    400  ICU Medical, Inc.* ..................      14,920
    200  Landauer, Inc. ......................       6,950
  1,900  LifePoint Hospitals, Inc.* ..........      56,869
  1,400  Medicis Pharmaceutical
           Corporation, Class A* .............      69,538
  1,790  Mid Atlantic Medical
           Services, Inc.* ...................      57,996
  3,400  NBTY, Inc.* .........................      59,772
  2,305  Orthodontic Centers of
           America, Inc.* ....................      25,148
    300  Pediatrix Medical Group, Inc.* ......      12,018
  2,500  Pharmaceutical Product
           Development, Inc.* ................      73,175
    200  PolyMedica Corporation* .............       6,168
    600  RehabCare Group, Inc.* ..............      11,448
  2,375  Renal Care Group, Inc.* .............      75,145
  1,548  ResMed, Inc.* .......................      47,322
    300  STERIS Corporation* .................       7,275
  1,100  Syncor International Corporation* ...      30,503
    100  West Pharmaceutical Services, Inc. ..       2,440
                                                ----------
                                                   881,842
                                                ----------

                       See Notes to Financial Statements.
                                        28

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                          [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS - 5.9%
  1,700  Amphenol Corporation, Class A* ......  $   64,600
  1,300  Anixter International, Inc.* ........      30,225
  1,152  C & D Technologies, Inc. ............      20,356
  1,000  Electronics Boutique Holdings
           Corporation* ......................      15,810
    900  Engineered Support Systems, Inc. ....      32,994
  1,100  GrafTech International, Ltd.* .......       6,556
  1,130  Harman International
           Industries, Inc. ..................      67,235
  1,700  Ixia* ...............................       6,205
    200  Methode Electronics, Inc., Class A ..       2,194
  1,120  Plexus Corporation* .................       9,833
    910  Power Integrations, Inc.* ...........      15,470
  1,300  Rayovac Corporation* ................      17,329
    800  Siliconix, Inc.* ....................      18,720
  2,488  Tekelec* ............................      26,000
  1,900  THQ, Inc.* ..........................      25,175
  1,700  Varian, Inc.* .......................      48,773
  2,400  VISX, Inc.* .........................      22,992
                                                ----------
                                                   430,467
                                                ----------

         ENERGY & UTILITIES - 1.0%
    300  AGL Resources, Inc. .................       7,290
    200  Atmos Energy Corporation ............       4,664
    200  Hawaiian Electric Industries, Inc. ..       8,796
    200  New Jersey Resources
           Corporation .......................       6,318
  1,230  Philadelphia Suburban
           Corporation .......................      25,338
    300  Piedmont Natural Gas
           Company, Inc. .....................      10,605
    200  UGI Corporation .....................       7,478
                                                ----------
                                                    70,489
                                                ----------

         ENERGY - RAW MATERIALS - 2.0%
    700  Berry Petroleum Company, Class A ....      11,935
  2,000  FMC Technologies, Inc.* .............      40,860
  4,200  Grant Prideco, Inc.* ................      48,888
  1,100  Headwaters, Inc.* ...................      17,061
  1,700  NL Industries, Inc. .................      28,900
                                                ----------
                                                   147,644
                                                ----------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         FOOD & AGRICULTURE - 1.9%
  2,000  Delta & Pine Land Company ...........  $   40,820
    400  Dole Food Company, Inc. .............      13,032
    900  Fresh Del Monte Produce, Inc. .......      17,019
  2,000  Interstate Bakeries Corporation .....      30,500
    600  Lance, Inc. .........................       7,104
    500  Ruddick Corporation .................       6,845
    920  Sensient Technologies
           Corporation .......................      20,672
                                                ----------
                                                   135,992
                                                ----------

         GOLD - 0.7%
  3,060  Meridian Gold, Inc.* ................     53,948
                                                ---------

         INSURANCE - 1.7%
  2,100  First American Financial
           Corporation .......................      46,620
  1,100  Hilb, Rogal & Hamilton Company ......      44,990
  1,300  Reinsurance Group of
           America, Inc. .....................      35,204
                                                ----------
                                                   126,814
                                                ----------

         INTERNATIONAL OIL - 0.1%
    600  Oil States International, Inc.* .....       7,740
                                                ----------

         MEDIA - 2.4%
    400  Advanced Marketing Services, Inc. ...       5,880
    900  Banta Corporation ...................      28,143
    200  Courier Corporation .................       9,168
    600  Entravision Communications,
           Class A* ..........................       5,988
    900  Lee Enterprises, Inc. ...............      30,168
    450  Scholastic Corporation* .............      16,177
  3,300  Wiley (John) & Sons, Inc., Class A ..      79,233
                                                ----------
                                                   174,757
                                                ----------

         MISCELLANEOUS - 0.3%
  1,500  AMN Healthcare Services, Inc.* ......      25,365
                                                ----------

                       See Notes to Financial Statements.
                                        29

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                          [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE - 4.6%
    730  Affiliated Managers Group, Inc.* ....  $   36,719
  1,100  American Capital Strategies, Ltd. ...      23,749
    900  Cathay Bancorp, Inc. ................      34,191
    200  Commonwealth Bancorp, Inc. ..........       9,274
    500  Downey Financial Corporation ........      19,500
    500  iDine Rewards Network, Inc.* ........       5,310
  2,300  Independence Community
           Bank Corporation ..................      58,374
    900  Investment Technology
           Group, Inc.* ......................      20,124
  2,270  LaBranche & Company, Inc.* ..........      60,473
    700  LNR Property Corporation ............      24,780
    200  Staten Island Bancorp, Inc. .........       4,028
    700  Washington Federal, Inc. ............      17,395
    700  WSFS Financial Corporation ..........      23,079
                                                ----------
                                                   336,996
                                                ----------

         MOTOR VEHICLES - 4.6%
  1,800  American Axle & Manufacturing
           Holdings, Inc.* ...................      42,156
    300  ArvinMeritor, Inc. ..................       5,001
    400  Coachmen Industries, Inc. ...........       6,320
  2,200  Donaldson Company, Inc. .............      79,200
    900  Monaco Coach Corporation* ...........      14,895
  1,310  O'Reilly Automotive, Inc.* ..........      33,130
    800  Oshkosh Truck Corporation ...........      49,200
  1,300  Polaris Industries, Inc. ............      76,180
    600  Sonic Automotive, Inc.* .............       8,922
    300  Superior Industries
           International, Inc. ...............      12,408
    300  Winnebago Industries, Inc. ..........      11,769
                                                ----------
                                                   339,181
                                                ----------

         NON-DURABLES & ENTERTAINMENT - 6.7%
  2,722  Applebee's International, Inc. ......      63,126
  1,000  CEC Entertainment, Inc.* ............      30,700
  2,100  Fossil, Inc.* .......................      42,714
  1,000  Jack in the Box, Inc.* ..............      17,290
  1,830  Krispy Kreme Doughnuts, Inc.* .......      61,799


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         NON-DURABLES & ENTERTAINMENT (CONTINUED)
  1,700  Lancaster Colony Corporation ........  $   66,436
  3,300  Oakley, Inc.* .......................      33,891
    900  P.F. Chang's China Bistro, Inc.* ....      32,670
    800  Papa John's International, Inc.* ....      22,304
  2,800  Ruby Tuesday, Inc. ..................      48,412
  1,050  SCP Pool Corporation* ...............      30,660
  1,700  Sonic Corporation* ..................      34,833
    500  Tupperware Corporation ..............       7,540
                                                ----------
                                                   492,375
                                                ----------

         PAPER & FOREST PRODUCTS - 0.2%
  1,300  Glatfelter ..........................      17,108
                                                ----------

         PRODUCER GOODS - 6.4%
  1,300  AMETEK, Inc. ........................      50,037
  2,255  Blyth, Inc. .........................      60,344
    200  Briggs & Stratton Corporation .......       8,494
    200  CLARCOR, Inc. .......................       6,454
  1,160  Fisher Scientific International, Inc.*     34,893
    710  Flowserve Corporation* ..............      10,501
  2,400  Graco, Inc.* ........................      68,760
    300  Kennametal, Inc. ....................      10,344
    400  Lincoln Electric Holdings, Inc. .....       9,260
    930  Manitowoc Company, Inc. .............      23,715
  1,400  Matthews International
           Corporation, Class A ..............      31,263
  1,400  Roper Industries, Inc. ..............      51,240
    200  Sequa Corporation, Class A* .........       7,822
  1,200  Shaw Group, Inc.* ...................      19,740
  1,387  Zebra Technologies Corporation,
           Class A* ..........................      79,475
                                                ----------
                                                   472,342
                                                ----------

         RAILROAD & SHIPPING - 0.1%
    200  Florida East Coast Industries, Inc.,
           Class A ...........................       4,640
                                                ----------

         REAL PROPERTY - 0.2%
    600  W.P. Carey & Co., LLC ...............      14,850
                                                ----------

                       See Notes to Financial Statements.
                                        30

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                          [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                  Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL - 6.7%
  2,650  American Eagle Outfitters, Inc.* ....  $   36,517
    100  AnnTaylor Stores Corporation* .......       2,042
  3,000  Borders Group, Inc.* ................      48,300
    500  Cato Corporation, Class A ...........      10,795
    900  Charlotte Russe Holding, Inc.* ......       9,549
  4,100  Chico's FAS, Inc.* ..................      77,531
    640  Children's Place Retail Stores, Inc.*       6,810
    400  Claire's Stores, Inc. ...............       8,828
    500  Dress Barn, Inc.* ...................       6,650
    900  Guitar Center, Inc.* ................      14,904
  1,550  Hot Topic, Inc.* ....................      35,464
  1,092  Insight Enterprises, Inc.* ..........       9,074
  1,330  Linens `n Things, Inc.* .............      30,058
  1,900  Neiman Marcus Group, Inc.,
           Class A* ..........................      57,741
  2,420  Pacific Sunwear of California, Inc.*       42,801
  1,500  Too, Inc.* ..........................      35,280
  1,100  United Stationers, Inc.* ............      31,681
    200  Weis Markets, Inc. ..................       6,210
  1,090  Yankee Candle Company, Inc.* ........      17,440
                                                ----------
                                                   487,675
                                                ----------

         STEEL - 0.1%
    300  Quanex Corporation ..................      10,050
                                                ----------

         TELECOMMUNICATIONS - 1.4%
  3,810  Advanced Fibre
           Communications, Inc.* .............      63,551
  2,600  Price Communications
           Corporation* ......................      35,958
                                                ----------
                                                    99,509
                                                ----------


                                                  Value
   Shares                                        (Note 1)
   ------                                        --------

         TIRES & RUBBER - 0.7%
  1,200  Carlisle Companies, Inc. ............  $   49,656
                                                ----------

         TRAVEL & RECREATION - 0.8%
    100  Hotels.com, Class A* ................       5,463
  2,100  Speedway Motorsports, Inc. ..........      54,138
                                                ----------
                                                    59,601
                                                ----------

         TRUCKING & FREIGHT - 1.0%
    700  Forward Air Corporation* ............      13,587
  1,000  Landstar System, Inc.* ..............      58,360
                                                ----------
                                                    71,947
                                                ----------
         TOTAL COMMON STOCKS
           (Cost $7,037,815) .................   7,358,621
                                                ----------

TOTAL INVESTMENTS
   (Cost $7,037,815**) ............... 100.3%    7,358,621
OTHER ASSETS AND LIABILITIES
   (Net) .............................  (0.3)%     (20,614)
                                       ------   ----------
NET ASSETS ........................... 100.0%   $7,338,007
                                       ======   ==========

  * Non-income producing security.
 ** Aggregate cost for Federal tax purposes is $7,216,784.




                       See Notes to Financial Statements.
                                       31

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS                             DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

COMMON STOCKS - 99.6%

         AEROSPACE - 0.4%
  6,300  United Industrial Corporation ....... $   100,800
                                               -----------

         AIR TRANSPORTATION - 0.4%
  7,000  Airborne, Inc. ......................     103,810
                                               -----------

         APPAREL - 2.2%
  8,000  K-Swiss, Inc., Class A ..............     173,680
  2,600  Kellwood Company ....................      67,600
  2,500  Oxford Industries, Inc. .............      64,125
  5,400  Polo Ralph Lauren Corporation* ......     117,504
  8,400  Stride Rite Corporation .............      60,228
  5,700  Wolverine World Wide, Inc. ..........      86,127
                                               -----------
                                                   569,264
                                               -----------

         BANKS - 2.8%
  2,600  First Sentinel Bancorp, Inc. ........      37,414
  6,800  Oriental Financial Group, Inc. ......     167,144
  6,100  South Financial Group, Inc. .........     126,026
  5,000  Suffolk Bancorp .....................     158,100
  3,400  Susquehanna Bancshares, Inc. ........      70,859
  5,000  WesBanco, Inc. ......................     116,950
  1,508  Whitney Holding Corporation .........      50,262
                                               -----------
                                                   726,755
                                               -----------

         BUSINESS MACHINES - 3.3%
  4,500  Arbitron, Inc.* .....................     150,750
    800  Gorman-Rupp Company .................      18,800
 19,100  IKON Office Solutions, Inc. .........     136,565
 15,000  Storage Technology Corporation* .....     321,300
 14,200  Sybase, Inc.* .......................     190,280
  3,800  Systems & Computer Technology
           Corporation* ......................      32,680
                                               -----------
                                                   850,375
                                               -----------

         BUSINESS SERVICES - 6.8%
  6,700  ABM Industries, Inc. ................     103,850
 10,800  CCC Information Services
           Group, Inc.* ......................     191,700
  4,500  Corporate Executive Board
           Company* ..........................     143,640


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
  6,042  eFunds Corporation* ................. $    55,043
  2,600  G & K Services, Inc., Class A .......      92,043
  5,300  Global Payments, Inc. ...............     169,653
  2,500  Hughes Supply, Inc. .................      68,300
  4,000  Kelly Services, Inc., Class A .......      98,840
  2,900  LandAmerica Financial Group, Inc. ...     102,805
 12,500  MPS Group, Inc.* ....................      69,250
  3,500  NCO Group, Inc.* ....................      55,825
  2,200  New England Business
           Service, Inc. .....................      53,680
  3,400  SEACOR SMIT, Inc.* ..................     151,300
  4,000  Standard Register Company ...........      72,000
 11,700  United Rentals, Inc.* ...............     125,892
  3,200  URS Corporation* ....................      45,536
  5,400  Verity, Inc.* .......................      72,311
  3,500  Wackenhut Corrections
           Corporation* ......................      38,885
  1,900  World Fuel Services Corporation .....      38,950
                                               -----------
                                                 1,749,503
                                               -----------

         CHEMICALS - 3.5%
  6,800  Albemarle Corporation ...............     193,460
  5,900  Ferro Corporation ...................     144,137
  3,500  H. B. Fuller Company ................      90,580
  8,144  Lubrizol Corporation ................     248,392
  5,500  Schulman (A.), Inc. .................     102,355
  1,700  Stepan Company ......................      42,500
  4,600  Wellman, Inc. .......................      62,054
                                               -----------
                                                   883,478
                                               -----------

         CONSTRUCTION - 5.3%
  1,300  Beazer Homes USA, Inc.* .............      78,780
  3,300  Dycom Industries, Inc.* .............      43,725
  1,500  EMCOR Group, Inc.* ..................      79,515
  3,700  Florida Rock Industries, Inc. .......     140,785
  3,700  Granite Construction, Inc. ..........      57,350
  3,200  Hovnanian Enterprises, Inc.,
           Class A* ..........................     101,440
  2,400  M/I Schottenstein Homes, Inc. .......      66,720
  1,800  NCI Building Systems, Inc.* .........      39,276
  2,000  Nortek Holdings, Inc.* ..............      91,500
  2,900  Ryland Group, Inc. ..................      96,715

                        See Notes to Financial Statements.
                                       32

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

        CONSTRUCTION (CONTINUED)
  1,500  Skyline Corporation ................. $    44,250
  4,900  Standard Pacific Corporation ........     121,275
  1,800  Texas Industries, Inc. ..............      43,740
 32,700  Walter Industries, Inc. .............     354,141
                                               -----------
                                                 1,359,212
                                               -----------

         CONSUMER DURABLES - 2.8%
  2,400  Department 56, Inc.* ................      30,960
  3,400  Helen of Troy Ltd.* .................      39,576
  5,600  Kimball International, Inc.,
           Class B ...........................      79,800
 15,300  La-Z-Boy, Inc. ......................     366,894
  3,600  Lennox International, Inc. ..........      45,180
  2,100  Thomas Industries, Inc. .............      54,726
  1,600  Toro Company ........................     102,240
                                               -----------
                                                   719,376
                                               -----------

         CONTAINERS - 0.2%
  2,000  Greif Brothers Corporation,
           Class A ...........................      47,600
                                               -----------

         COSMETICS - 0.4%
  7,700  Nu Skin Enterprises, Inc., Class A ..      92,169
                                               -----------

         DOMESTIC OIL - 3.1%
  3,500  Holly Corporation ...................      76,475
  5,100  Houston Exploration Company* ........     156,060
  5,300  Patina Oil & Gas Corporation ........     167,745
  3,300  Stone Energy Corporation* ...........     110,088
  8,200  Vintage Petroleum, Inc. .............      86,510
  5,700  Westport Resources Corporation* .....     118,560
  2,000  Williams Energy Partners L.P. .......      64,900
                                               -----------
                                                   780,338
                                               -----------

         DRUGS & MEDICINE - 4.4%
  2,400  Arrow International, Inc. ...........      97,608
 12,300  Kos Pharmaceuticals, Inc.* ..........     233,700
  3,600  Owens & Minor, Inc. .................      59,112
  4,300  PacifiCare Health Systems, Inc.* ....     120,830
  3,500  Pediatrix Medical Group, Inc.* ......     140,210


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
  2,100  PolyMedica Corporation* ............. $    64,764
 14,900  Possis Medical, Inc.* ...............     268,200
  3,200  Sunrise Assisted Living, Inc.* ......      79,648
  2,000  West Pharmaceutical Services, Inc. ..      48,800
                                               -----------
                                                 1,112,872
                                               -----------

         ELECTRONICS - 3.1%
  5,500  Cox Radio, Inc., Class A* ...........     125,455
  2,200  Ducommun, Inc.* .....................      34,870
  7,600  Electronics for Imaging, Inc.* ......     123,583
  3,200  Esterline Technologies
           Corporation* ......................      56,544
 34,700  GrafTech International, Ltd.* .......     206,812
 18,700  MEMC Electronic Materials, Inc.* ....     141,559
  2,900  REX Stores Corporation* .............      29,609
  2,600  Standard Microsystems
           Corporation* ......................      50,622
  2,700  Ultimate Electronics, Inc.* .........      27,405
                                               -----------
                                                   796,459
                                               -----------

         ENERGY & UTILITIES - 5.3%
  7,300  Cleco Corporation ...................     102,200
  8,200  Hawaiian Electric Industries, Inc. ..     360,636
  2,500  MGE Energy, Inc. ....................      66,927
  3,450  New Jersey Resources
           Corporation .......................     108,986
  3,492  Northwest Natural Gas Company .......      94,494
  6,700  ONEOK, Inc. .........................     128,640
  4,608  Peoples Energy Corporation ..........     178,099
  3,200  UGI Corporation .....................     119,648
  4,400  Veritas DGC, Inc.* ..................      34,760
  3,900  WPS Resources Corporation ...........     151,398
                                               -----------
                                                 1,345,788
                                               -----------

         ENERGY - RAW MATERIALS - 5.8%
  6,100  Berry Petroleum Company,
           Class A ...........................     104,005
  7,700  Denbury Resources, Inc.* ............      87,010
 18,200  Headwaters, Inc.* ...................     282,282
 12,600  Key Energy Services, Inc.* ..........     113,022

                       See Notes to Financial Statements.
                                       33

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ENERGY - RAW MATERIALS (CONTINUED)
  2,300  Kirby Corporation* .................. $    62,997
 11,100  NL Industries, Inc. .................     188,700
  3,400  Offshore Logistics, Inc.* ...........      74,528
  6,400  Peabody Energy Corporation ..........     187,072
  3,400  Plains All America Pipeline, L.P. ...      82,960
  1,800  TC Pipelines, LP ....................      46,890
  2,800  Universal Compression
           Holdings, Inc.* ...................      53,564
  1,400  Valero L.P. .........................      55,580
  3,900  Western Gas Resources, Inc. .........     143,715
                                               -----------
                                                 1,482,325
                                               -----------

         FOOD & AGRICULTURE - 8.4%
  4,300  Bob Evans Farms, Inc. ...............     100,405
  4,891  Corn Products International, Inc. ...     147,366
    300  Farmer Brothers Company .............      92,700
 17,600  Fresh Del Monte Produce, Inc. .......     332,816
  6,000  Lance, Inc. .........................      71,034
  5,100  Lindsay Manufacturing Company .......     109,140
 29,700  Monsanto Company ....................     571,725
  3,900  Ralcorp Holdings, Inc.* .............      98,046
  7,500  Ruddick Corporation .................     102,675
  2,900  Sanderson Farms, Inc. ...............      60,639
    300  Seaboard Corporation ................      72,000
 17,500  Sensient Technologies
           Corporation .......................     393,225
                                               -----------
                                                 2,151,771
                                               -----------

         INSURANCE - 2.0%
  4,800  AmerUs Group Company ................     135,696
  4,600  Commerce Group, Inc. ................     172,454
  4,200  Nationwide Financial Services,
            Inc., Class A ....................     120,330
  3,200  Selective Insurance Group, Inc. .....      80,576
                                               -----------
                                                   509,056
                                               -----------

         INTERNATIONAL OIL - 0.6%
  1,700  Lufkin Industries, Inc. ..............     39,865
  8,400  Oil States International, Inc.* ......    108,360
                                               -----------
                                                   148,225
                                               -----------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         LIQUOR - 0.2%
  1,900  Robert Mondavi Corporation,
           Class A* .......................... $    58,900
                                               -----------

         MEDIA - 2.0%
  3,400  Advanced Marketing Services, Inc. ...      49,980
  4,600  Banta Corporation ...................     143,842
  2,400  Consolidated Graphics, Inc.* ........      53,400
  1,000  Courier Corporation .................      45,840
  4,600  Martha Stewart Living Omnimedia,
           Inc., Class A* ....................      45,402
  2,500  Media General, Inc., Class A ........     149,875
    700  Pulitzer, Inc. ......................      31,465
                                               -----------
                                                   519,804
                                               -----------

         MISCELLANEOUS - 0.6%
  2,400  Barnes Group, Inc. ..................      48,840
  2,600  Imagistics International, Inc.* .....      52,000
  2,400  Kindred Healthcare, Inc.* ...........      43,562
                                               -----------
                                                   144,402
                                               -----------

         MISCELLANEOUS FINANCE - 3.3%
  3,473  AMCORE Financial, Inc. ..............      75,364
  4,800  American Capital Strategies, Ltd. ...     103,632
  4,300  Friedman, Billings, Ramsey
           Group, Inc., Class A* .............      40,248
 22,800  iDine Rewards Network, Inc.* ........     242,136
  2,000  Staten Island Bancorp, Inc. .........      40,280
 11,709  Washington Federal, Inc. ............     290,969
  1,400  WSFS Financial Corporation ..........      46,158
                                               -----------
                                                   838,787
                                               -----------

         MOTOR VEHICLES - 3.8%
  3,000  Arctic Cat, Inc. ....................      48,000
 10,230  ArvinMeritor, Inc. ..................     170,534
  2,700  Group 1 Automotive, Inc.* ...........      64,476
  5,200  Modine Manufacturing Company ........      91,936
  3,500  Smith (A.O.) Corporation ............      94,535
  7,700  Superior Industries
           International, Inc. ...............     318,472
  3,400  TBC Corporation* ....................      40,834

                        See Notes to Financial Statements.
                                       34

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MOTOR VEHICLES (CONTINUED)
  3,000  United Auto Group, Inc.* ............ $    37,410
  2,900  Winnebago Industries, Inc. ..........     113,767
                                               -----------
                                                   979,964
                                               -----------

         NON-DURABLES & ENTERTAINMENT - 3.5%
  1,400  Churchill Downs, Inc. ...............      53,452
  2,700  IHOP Corporation* ...................      64,800
  4,000  JAKKS Pacific, Inc.* ................      53,880
  2,900  Landry's Restaurants, Inc. ..........      61,596
  2,800  Lone Star Steakhouse &
           Saloon, Inc. ......................      54,152
  2,800  Marcus Corporation ..................      39,760
  2,100  Movado Group, Inc. ..................      39,501
  2,400  RARE Hospitality
           International, Inc.* ..............      66,288
  5,400  Regis Corporation ...................     140,346
  2,100  Riviana Foods, Inc. .................      56,744
  3,500  Russ Berrie and Company, Inc. .......     118,230
  9,200  Tupperware Corporation ..............     138,736
                                               -----------
                                                   887,485
                                               -----------

         NON-FERROUS METALS - 1.0%
  5,100  Commercial Metals Company ...........      82,824
  3,800  Reliance Steel & Aluminum
           Company ...........................      79,192
  3,700  RTI International Metals, Inc.* .....      37,370
  3,500  Southern Peru Copper
           Corporation .......................      50,400
                                               -----------
                                                   249,786
                                               -----------

         PAPER & FOREST PRODUCTS - 1.7%
  2,500  Chesapeake Corporation ..............      44,625
  9,100  Glatfelter ..........................     119,756
  3,600  Rock-Tenn Company , Class A .........      48,528
  2,900  Universal Forest Products, Inc. .....      61,831
  4,400  Watson Wyatt & Company
           Holdings* .........................      95,700
  6,800  Wausau-Mosinee Paper
           Corporation .......................      76,296
                                               -----------
                                                   446,736
                                               -----------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         PRODUCER GOODS - 7.6%
  4,034  AptarGroup, Inc. .................... $   126,022
  2,500  Belden, Inc. ........................      38,050
  3,267  Briggs & Stratton Corporation .......     138,749
  3,450  CLARCOR, Inc. .......................     111,332
  1,600  Curtiss-Wright Corporation ..........     102,112
  1,400  ESCO Technologies, Inc.* ............      51,800
  6,000  Federal Signal Corporation ..........     116,520
  4,826  Harsco Corporation ..................     153,901
  1,800  Ionics, Inc.* .......................      41,040
  6,300  Lincoln Electric Holdings, Inc. .....     145,845
  1,400  Moog, Inc., Class A* ................      43,456
  3,700  MSC Industrial Direct Co., Inc.,
           Class A* ..........................      65,675
  6,100  Precision Castparts Corporation .....     147,925
  2,700  Regal-Beloit Corporation ............      55,890
  2,600  Standex International Corporation ...      61,984
  4,800  Steelcase, Inc. .....................      52,608
  3,400  Stewart & Stevenson Services, Inc. ..      48,076
  2,200  Tecumseh Products Company,
           Class A ...........................      97,086
  2,000  Triumph Group, Inc.* ................      63,880
  2,700  Watsco, Inc. ........................      44,226
  2,800  Watts Industries, Inc., Class A .....      44,072
  1,700  Woodward Governor Company ...........      73,950
  4,400  York International Corporation ......     112,508
                                               -----------
                                                 1,936,707
                                               -----------

         RAILROAD & SHIPPING - 1.5%
  5,500  Alexander & Baldwin, Inc. ...........     141,845
  2,300  Genesee & Wyoming, Inc.,
           Class A* ..........................      46,805
  8,400  Kansas City Southern* ...............     100,800
  5,300  Overseas Shipholding Group, Inc. ....      94,870
                                               -----------
                                                   384,320
                                               -----------

         REAL PROPERTY - 0.7%
  3,600  FBR Asset Investment
           Corporation .......................     122,040
  2,700  W.P. Carey & Co., LLC ...............      66,825
                                               -----------
                                                   188,865
                                               -----------

                        See Notes to Financial Statements.
                                       35

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL - 5.3%
  2,600  Brown Shoe Company, Inc. ............ $    61,958
  5,700  Burlington Coat Factory
           Warehouse Corporation .............     102,315
  4,800  Cato Corporation, Class A ...........     103,632
  3,400  Central Garden & Pet Company* .......      62,934
 12,400  Claire's Stores, Inc. ...............     273,668
  2,300  Deb Shops, Inc. .....................      51,083
  6,100  Dress Barn, Inc.* ...................      81,130
  3,900  Friedman's, Inc., Class A ...........      33,852
  3,000  Handleman Company* ..................      34,500
  5,400  Longs Drug Stores, Inc. .............     111,996
  5,500  Pep Boys-Manny, Moe & Jack ..........      63,800
  4,100  ShopKo Stores, Inc.* ................      51,045
  4,000  Weis Markets, Inc. ..................     124,200
  3,200  West Marine, Inc.* ..................      43,808
  4,700  Zale Corporation* ...................     149,930
                                               -----------
                                                 1,349,851
                                               -----------

         STEEL - 0.8%
  2,400  Gibraltar Steel Corporation .........      45,696
  2,700  Quanex Corporation ..................      90,450
  5,800  Steel Dynamics, Inc.* ...............      69,774
                                               -----------
                                                   205,920
                                               -----------

         TIRES & RUBBER - 1.7%
  2,400  Bandag, Inc. ........................      92,832
  4,100  Carlisle Companies, Inc. ............     169,658
 10,700  Cooper Tire & Rubber Company ........     164,138
                                               -----------
                                                   426,628
                                               -----------

         TOBACCO - 0.9%
  3,000  Schweitzer-Mauduit
           International, Inc. ...............      73,500
  4,000  Universal Corporation ...............     147,840
                                               -----------
                                                   221,340
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         TRAVEL & RECREATION - 1.2%
  4,300  Aztar Corporation* .................. $    61,404
 12,500  Callaway Golf Company ...............     165,625
  3,800  Central Parking Corporation .........      71,668
                                               -----------
                                                   298,697
                                               -----------

         TRUCKING & FREIGHT - 3.0%
 12,200  Heartland Express, Inc.* ............     279,514
  2,300  Roadway Express, Inc. ...............      84,663
  3,500  USFreightways Corporation ...........     100,625
 10,132  Werner Enterprises, Inc. ............     218,142
  3,500  Yellow Corporation* .................      88,169
                                               -----------
                                                   771,113
                                               -----------
         TOTAL COMMON STOCKS
           (Cost $23,315,748) ................  25,438,481
                                               -----------
RIGHTS - 0.0%***
  1,300  Bank United Corporation,
           Contingent Payment Rights* ........         130
                                               -----------
         TOTAL RIGHTS
           (Cost $442) .......................         130
                                               -----------

TOTAL INVESTMENTS
   (Cost $23,316,190**) ..............  99.6%   25,438,611
OTHER ASSETS AND LIABILITIES
   (Net) .............................   0.4%       90,779
                                       ------  -----------
NET ASSETS ........................... 100.0%  $25,529,390
                                       ======  ===========

-------------------
  *  Non-income producing security.
 ** Aggregate cost for Federal tax purposes is $23,960,918. *** Amount represents less than 0.1% of net assets.




                       See Notes to Financial Statements.
                                        36

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS                            DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

COMMON STOCKS - 99.8%

         AEROSPACE - 1.5%
  7,000  Boeing Company ...................... $   230,930
  1,720  General Dynamics Corporation ........     136,517
    800  Goodrich Corporation ................      14,656
    120  HEICO Corporation, Class A ..........         992
    600  Kaman Corporation, Class A ..........       6,600
    800  L-3 Communications Holdings, Inc.* ..      35,928
  3,800  Lockheed Martin Corporation .........     219,450
  1,451  Northrop Grumman Corporation ........     140,718
  1,000  Orbital Sciences Corporation ........       4,220
  3,200  Raytheon Company ....................      98,400
  1,700  Rockwell Automation, Inc. ...........      35,207
  1,700  Rockwell Collins, Inc. ..............      39,542
  1,200  Textron, Inc. .......................      51,588
  3,847  United Technologies Corporation .....     238,283
                                               -----------
                                                 1,253,031
                                               -----------

         AIR TRANSPORTATION - 0.4%
    200  Airborne, Inc. ......................       2,966
    100  Alaska Air Group, Inc.* .............       2,165
    600  America West Holdings
           Corporation* ......................       1,080
  1,300  AMR Corporation .....................       8,580
    600  Atlantic Coast Airlines
           Holdings, Inc.* ...................       7,218
    600  Atlas Air, Inc.* ....................         906
    400  Continental Airlines, Inc., Class B*        2,900
  1,000  Delta Air Lines, Inc. ...............      12,100
    700  EGL, Inc.* ..........................       9,975
    500  ExpressJet Holdings, Inc.* ..........       5,125
  2,332  FedEx Corporation ...................     126,441
    450  Frontier Airlines, Inc.* ............       3,042
    600  JetBlue Airways Corporation* ........      16,200
    200  Mesaba Holdings, Inc.* ..............       1,224
    800  Midwest Express Holdings, Inc.* .....       4,280
    700  Northwest Airlines Corporation* .....       5,138
  1,030  Sabre Holdings Corporation* .........      18,653
    500  SkyWest, Inc. .......................       6,535
  6,093  Southwest Airlines Company ..........      84,693
    300  UAL Corporation .....................         429
    400  US Airways Group, Inc.* .............          98
                                               -----------
                                                   319,748
                                               -----------



                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         APPAREL - 0.4%
    200  Barry (R.G.) Corporation ............ $       820
    100  Cherokee, Inc.* .....................       1,460
    800  Coach, Inc.* ........................      26,336
    400  Columbia Sportswear Company* ........      17,768
    200  Cutter & Buck Inc.* .................         750
    300  Escalade, Inc. ......................       6,000
    600  J. Jill Group, Inc.* ................       8,388
  1,078  Jones Apparel Group, Inc.* ..........      38,204
    300  Just for Feet, Inc.*# ...............           0
    400  K-Swiss, Inc., Class A ..............       8,684
    400  Kenneth Cole Productions, Inc.* .....       8,120
    800  Liz Claiborne, Inc. .................      23,720
    150  Maxwell Shoe Company, Inc.* .........       1,743
    200  Nautica Enterprises, Inc.* ..........       2,222
  2,200  Nike, Inc., Class B .................      97,834
    300  OshKosh B'Gosh, Inc., Class A .......       8,415
    100  Perry Ellis International, Inc.* ....       1,610
    800  Polo Ralph Lauren Corporation* ......      17,408
    800  Polymer Group, Inc.* ................          60
    700  Reebok International, Ltd.* .........      20,580
    500  Russell Corporation .................       8,370
    100  Superior Uniform Group, Inc. ........       1,239
    100  Tarrant Apparel Group* ..............         409
    400  Timberland Company, Class A* ........      14,244
    900  V.F. Corporation ....................      32,445
    100  Vulcan International Corporation ....       3,513
    600  Warnaco Group, Inc. .................           2
  1,300  WestPoint Stevens, Inc. .............         767
    100  Weyco Group, Inc. ...................       3,432
    100  Wolverine World Wide, Inc. ..........       1,511
                                               -----------
                                                   356,054
                                               -----------

         BANKS - 7.6%
    380  ABC Bancorp .........................       4,921
    105  Admiralty Bancorp, Inc., Class B* ...       2,723
    100  Allegiant Bancorp, Inc. .............       1,823
  2,733  AmSouth Bancorporation ..............      52,474
    510  Anchor BanCorp Wisconsin, Inc. ......      10,582
    159  Arrow Financial Corporation .........       4,892
    484  Associated Banc-Corp ................      16,427
    100  BancFirst Corporation ...............       4,700


                       See Notes to Financial Statements.
                                        37

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         BANKS (CONTINUED)
    600  BancorpSouth, Inc. .................. $    11,652
 12,000  Bank of America Corporation .........     834,840
    250  Bank of Granite Corporation .........       4,375
    500  Bank of Hawaii Corporation ..........      15,195
  5,900  Bank of New York Company, Inc. ......     141,364
  9,400  Bank One Corporation ................     343,570
    500  BankAtlantic Bancorp, Inc.,
           Class A ...........................       4,725
  1,047  Banknorth Group, Inc. ...............      23,662
    100  Bar Harbor Bankshares ...............       1,930
  3,815  BB&T Corporation ....................     141,117
    100  BNCCORP, Inc. .......................         700
    656  Brookline Bancorp, Inc. .............       7,806
    294  BSB Bancorp, Inc. ...................       6,165
    200  California First National Bancorp ...       2,560
      5  California Independent Bancorp ......         122
    300  Capitol Bancorp, Ltd. ...............       6,960
    900  Capitol Federal Financial ...........      25,920
    612  Cascade Bancorp .....................       8,458
    101  Central Coast Bancorp* ..............       1,996
    100  Chemical Financial Corporation ......       3,215
    350  Chittenden Corporation ..............       8,918
    300  Citizens Banking Corporation ........       7,434
    100  Citizens Financial Corporation,
           Class A* ..........................         491
    214  Citizens South Banking Corp .........       2,183
    314  City National Corporation ...........      13,813
    800  Colonial BancGroup, Inc. ............       9,544
    200  Columbia Bancorp ....................       4,406
    644  Columbia Banking System, Inc.* ......       8,121
  1,348  Comerica, Inc. ......................      58,288
    100  Comm Bancorp, Inc. ..................       3,529
    500  Commerce Bancorp, Inc. ..............      21,595
    473  Commerce Bancshares, Inc. ...........      18,584
    120  Community Bancorp, Inc.* ............         972
    400  Community Bank System, Inc. .........      12,540
    225  Community Banks, Inc. ...............       6,232
    300  Community First Bankshares, Inc. ....       7,938
  1,100  Compass Bancshares, Inc. ............      34,397
    200  Corus Bankshares, Inc. ..............       8,732
    100  Crazy Woman Creek Bancorp Inc. ......       1,263


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BANKS (CONTINUED)
    400  Cullen/Frost Bankers, Inc. .......... $    13,080
    600  Doral Financial Corporation .........      17,160
    100  EFC Bancorp, Inc. ...................       1,825
    423  F.N.B. Corporation ..................      11,645
    200  FFLC Bancorp, Inc. ..................       5,914
    121  Fidelity Bancorp, Inc. ..............       2,299
  4,654  Fifth Third Bancorp .................     272,492
    150  First BanCorp .......................       3,390
    100  First Busey Corporation .............       2,306
    500  First Charter Corporation ...........       9,000
    100  First Citizens BancShares, Inc.,
           Class A ...........................       9,660
    110  First Colonial Group, Inc. ..........       2,514
    800  First Commonwealth Financial
           Corporation .......................       9,200
    200  First Financial Bancorp .............       3,278
    375  First Financial Bankshares, Inc. ....      14,250
    100  First Mariner Bancorp, Inc.* ........       1,101
    437  First Midwest Bancorp, Inc. .........      11,672
  1,100  First Midwest Financial, Inc. .......      17,490
    341  First Mutual Bancshares, Inc. .......       6,152
    100  First Niagara Financial Group, Inc. .       2,612
    900  First Tennessee National
           Corporation .......................      32,346
    450  First Virginia Banks, Inc. ..........      16,753
    300  Firstfed America Bancorp, Inc. ......       7,455
    400  FirstFed Financial Corporation ......      11,580
    500  FirstMerit Corporation ..............      10,830
  8,631  FleetBoston Financial Corporation ...     209,733
    869  FNB Corporation .....................      16,815
    100  FNB Financial Services
           Corporation .......................       1,713
    400  Franklin Bancorp, Inc. ..............       7,300
    500  Frontier Financial Corporation ......      12,790
    716  Fulton Financial Corporation ........      12,645
    600  GA Financial, Inc. ..................      14,220
     21  German American Bancorp .............         327
    400  Great Southern Bancorp, Inc. ........      14,700
    400  Greater Bay Bancorp .................       6,916
    100  Habersham Bancorp ...................       1,782
    500  Harbor Florida Bancshares, Inc. .....      11,260

                       See Notes to Financial Statements.
                                        38

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BANKS (CONTINUED)
    105  Harleysville National Corporation ... $     2,806
    133  Harleysville Savings
           Financial Corporation .............       2,910
    165  Heritage Commerce Corporation* ......       1,426
  1,100  Hibernia Corporation, Class A .......      21,186
    200  Home Financial Bancorp ..............         929
     43  Horizon Financial Corporation .......         525
  1,400  Hudson City Bancorp, Inc. ...........      26,082
    300  Hudson United Bancorp ...............       9,330
  1,785  Huntington Bancshares, Inc. .........      33,397
    100  Independent Bank Corporation ........       2,280
 15,936  J.P. Morgan Chase & Company .........     382,464
    200  Kentucky First Bancorp, Inc. ........       3,270
  3,400  KeyCorp .............................      85,476
    100  Laurel Capital Group, Inc. ..........       1,922
    200  LSB Bancshares, Inc. ................       3,240
    700  M&T Bank Corporation ................      55,545
    100  MAF Bancorp, Inc. ...................       3,393
  1,600  Marshall & Ilsley Corporation .......      43,808
    100  Mayflower Cooperative Bank ..........       1,443
  3,600  Mellon Financial Corporation ........      93,996
    500  Mercantile Bankshares
           Corporation .......................      19,295
    750  Merchants Bancshares, Inc. ..........      16,905
    150  Midwest Banc Holdings, Inc. .........       2,842
    100  Monterey Bay Bancorp, Inc.* .........       1,995
  4,900  National City Corporation ...........     133,868
  1,535  National Commerce Financial
           Corporation .......................      36,610
    108  National Penn Bancshares, Inc. ......       2,871
    441  Net.B@nk, Inc.* .....................       4,269
    100  North Bancshares, Inc. ..............       1,486
  1,320  North Fork Bancorporation, Inc. .....      44,537
    280  North Valley Bancorp ................       5,049
    100  Northeast Bancorp ...................       1,450
  1,300  Northern States Financial
           Corporation .......................      36,062
  1,700  Northern Trust Corporation ..........      59,585
    100  Norwood Financial Corporation .......       2,980
    120  NSD Bancorp, Inc. ...................       3,120
    449  Old National Bancorp ................      10,911

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BANKS (CONTINUED)
    100  Omega Financial Corporation ......... $     3,585
    220  Oriental Financial Group, Inc. ......       5,408
    400  Pacific Crest Capital, Inc. .........       6,320
    100  Park National Corporation ...........       9,880
    500  People's Bank-Bridgeport ............      12,570
  1,000  Popular, Inc. .......................      33,800
    456  Provident Bankshares Corporation ....      10,539
    400  Provident Financial Group, Inc. .....      10,412
  1,700  Regions Financial Corporation .......      56,712
    695  Republic Bancorp, Inc. ..............       8,180
    500  Republic Bancorp, Inc., Class A .....       5,635
    500  S&T Bancorp, Inc. ...................      12,526
    100  S.Y. Bancorp, Inc. ..................       3,710
    600  S1 Corporation* .....................       2,676
    300  Sandy Spring Bancorp, Inc. ..........       9,450
    400  Silicon Valley Bancshares* ..........       7,300
    200  Simmons First National
           Corporation, Class A ..............       7,330
    644  Sky Financial Group, Inc. ...........      12,822
    400  South Financial Group, Inc. .........       8,264
  1,200  Southern Missouri Bancorp, Inc. .....      25,080
  2,700  SouthTrust Corporation ..............      67,095
    300  Southwest Bancorporation of
           Texas, Inc.* ......................       8,643
    635  State Bancorp, Inc. .................      11,430
  2,700  State Street Corporation ............     105,300
    151  Sterling Bancorp ....................       3,974
    150  Sterling Bancshares, Inc. ...........       1,833
    200  Suffolk Bancorp .....................       6,324
    100  Summit Bancshares, Inc. .............       1,950
      5  Sun Bancorp, Inc.* ..................          67
  2,280  SunTrust Banks, Inc. ................     129,778
    500  Susquehanna Bancshares, Inc. ........      10,421
  2,256  Synovus Financial Corporation .......      43,766
    700  TCF Financial Corporation ...........      30,583
    150  Texas Regional Bancshares, Inc. .....       5,331
    100  The Trust Company of
           New Jersey ........................       2,783
    100  Timberland Bancorp, Inc. ............       1,825
    100  Tompkins Trustco, Inc. ..............       4,410
    858  TrustCo Bank Corporation NY .........       9,249

                       See Notes to Financial Statements.
                                        39

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BANKS (CONTINUED)
    500  Trustmark Corporation ............... $    11,865
 15,309  U.S. Bancorp ........................     324,857
    110  U.S.B. Holding Company, Inc. ........       1,947
    405  UMB Financial Corporation ...........      15,496
    100  Union Community Bancorp .............       1,565
  1,500  Union Planters Corporation ..........      42,210
  1,200  UnionBanCal Corporation .............      47,124
    400  United Bankshares, Inc. .............      11,624
    330  United Financial Corporation ........       7,260
    424  United National Bancorp .............       9,773
    100  United Tennessee
           Bankshares, Inc. ..................       1,164
    100  Vail Banks, Inc. ....................       1,200
    648  Valley National Bancorp .............      17,088
 10,948  Wachovia Corporation ................     398,945
    100  Washington Trust Bancorp, Inc. ......       1,953
 13,590  Wells Fargo & Company ...............     636,963
    500  WesBanco, Inc. ......................      11,695
    300  Westamerica Bancorporation ..........      12,054
    350  Whitney Holding Corporation .........      11,666
    228  Willow Grove Bancorp, Inc.* .........       3,169
    400  Wilmington Trust Corporation ........      12,672
    700  Zions Bancorporation ................      27,544
                                               -----------
                                                 6,186,117
                                               -----------

         BUSINESS MACHINES - 8.1%
  2,900  3Com Corporation* ...................      13,427
    300  3D Systems Corporation* .............       2,340
  1,200  Adaptec, Inc.* ......................       6,780
  2,000  Adobe Systems, Inc. .................      49,602
    400  Advanced Digital Information
           Corporation* ......................       2,684
  2,600  Apple Computer, Inc.* ...............      37,258
    340  Arbitron, Inc.* .....................      11,390
    300  Artesyn Technologies, Inc.* .........       1,152
  1,800  Ascential Software Corporation* .....       4,320
    800  Autodesk, Inc. ......................      11,440
     75  Avici Systems, Inc.* ................         268
    400  Avocent Corporation* ................       8,888
  3,000  BEA Systems, Inc.* ..................      34,410
  1,667  BMC Software, Inc.* .................      28,522


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS MACHINES (CONTINUED)
    900  Borland Software Corporation* ....... $    11,070
    300  CACI International, Inc., Class A* ..      10,692
    500  Charles & Covard Ltd.* ..............       2,700
 58,673  Cisco Systems, Inc.* ................     768,616
    200  Cognitronics Corporation* ...........         506
    900  Computer Horizons Corporation* ......       2,943
  3,900  Compuware Corporation* ..............      18,720
  1,931  Comverse Technology, Inc.* ..........      19,349
    600  Concurrent Computer
           Corporation* ......................       1,728
    200  Convera Corporation* ................         588
    200  Crossroads Systems, Inc.* ...........         186
 20,800  Dell Computer Corporation* ..........     556,192
    600  Diebold, Inc. .......................      24,732
    600  Digital Lightwave, Inc.* ............         739
 20,600  EMC Corporation* ....................     126,484
  1,700  Enterasys Networks, Inc.* ...........       2,652
    200  Evans & Sutherland Computer
           Corporation* ......................       1,250
    200  Extended Systems, Inc.* .............         378
    663  Fair Isaac & Company, Inc. ..........      28,310
    900  Foundry Networks, Inc.* .............       6,336
  3,200  Gateway, Inc.* ......................      10,048
  1,000  Handspring, Inc.* ...................         950
 24,417  Hewlett-Packard Company .............     423,879
    900  Hypercom Corporation* ...............       3,357
    900  IKON Office Solutions, Inc. .........       6,435
    900  Interland, Inc.* ....................       1,170
 13,570  International Business
           Machines Corporation ..............   1,051,675
  1,300  InterVoice-Brite, Inc.* .............       2,808
  3,000  Juniper Networks, Inc.* .............      20,400
    100  Latitude Communications, Inc.* ......         153
  1,000  Lexmark International
           Group, Inc.* ......................      60,500
    500  LTX Corporation* ....................       3,015
  2,280  Maxtor Corporation* .................      11,537
  1,047  McDATA Corporation, Class A* ........       7,434
  1,612  Microchip Technology, Inc. ..........      39,413
    600  Micromuse, Inc.* ....................       2,292
    100  MICROS Systems, Inc.* ...............       2,242

                       See Notes to Financial Statements.
                                        40

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS MACHINES (CONTINUED)
 43,245  Microsoft Corporation* .............. $ 2,235,766
    400  MIPS Technologies, Inc., Class A* ...       1,212
    800  NCR Corporation* ....................      18,992
    450  Netegrity, Inc.* ....................       1,464
  2,400  Network Appliance, Inc.* ............      24,000
  2,634  Novell, Inc.* .......................       8,798
    430  Obie Media Corporation* .............       1,423
    100  Optio Software, Inc.* ...............          40
 43,500  Oracle Corporation* .................     469,800
    215  Palm, Inc* ..........................       3,376
  2,000  Pitney Bowes, Inc. ..................      65,320
    300  Procom Technology, Inc.* ............          90
    377  Proxim Corporation, Class A* ........         328
  1,300  Quantum Corporation - DLT &
           Storage Systems* ..................       3,471
  1,100  Rainbow Technologies, Inc.* .........       7,887
    300  Rimage Corporation* .................       2,436
    800  SanDisk Corporation* ................      16,240
    100  ScanSource, Inc* ....................       4,930
    500  SCM Microsystems, Inc.* .............       2,125
  4,400  Siebel Systems, Inc.* ...............      32,912
     25  Sorrento Networks Corp* .............         104
    100  SSP Solutions, Inc.* ................          59
    900  Storage Technology Corporation* .....      19,278
    200  StorageNetworks, Inc.* ..............         232
 29,600  Sun Microsystems, Inc.* .............      92,056
    349  SureBeam Corporation, Class A* ......       1,410
    700  Sybase, Inc.* .......................       9,380
    500  Titan Corporation* ..................       5,200
  1,640  Total System Services, Inc. .........      22,140
    400  TransAct Technologies, Inc. .........       1,896
    100  UniComp, Inc.* ......................           3
  2,800  Unisys Corporation* .................      27,720
     80  VelocityHSI, Inc.*# .................           0
    200  Visual Networks, Inc.* ..............         290
  1,000  Vitria Technology, Inc.* ............         750
  6,900  Xerox Corporation ...................      55,545
                                               -----------
                                                 6,580,633
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES - 4.7%
    700  A.D.A.M., Inc.* ..................... $       315
    600  ABM Industries, Inc. ................       9,300
    300  Actuate Corporation* ................         531
    400  Adept Technology, Inc.* .............         248
    300  Administaff, Inc.* ..................       1,800
    300  Advent Software, Inc.* ..............       4,089
    400  Aether Systems, Inc.* ...............       1,504
  1,000  Affiliated Computer Services, Inc.,
           Class A* ..........................      52,650
    400  Affymetrix, Inc.* ...................       9,156
  1,100  Agile Software Corporation* .........       8,514
    959  Akamai Technologies, Inc.* ..........       1,659
  1,500  Alcide Corporation* .................      22,125
  1,700  Allied Waste Industries, Inc.* ......      17,000
    200  American Locker Group, Inc. .........       2,670
    600  American Management
           Systems, Inc.* ....................       7,194
    500  American Superconductor
           Corporation* ......................       1,505
    400  Angelica Corporation ................       8,260
    400  AnswerThink Consulting
           Group, Inc.* ......................       1,000
    300  ANSYS, Inc.* ........................       6,060
  1,425  Apollo Group, Inc., Class A* ........      62,700
    200  Appiant Technologies, Inc.* .........          39
    100  Apropos Technology, Inc.* ...........         136
    100  Aptimus, Inc.* ......................          64
    300  ARAMARK Corporation, Class B* .......       7,050
    200  Ardent Communications, Inc.* ........           1
    100  Argonaut Technologies, Inc.* ........          98
  2,000  Ariba, Inc.* ........................       4,960
    100  Ascendant Solutions, Inc.* ..........          38
    700  Aspen Technology, Inc.* .............       1,981
  2,692  At Home Corporation, Series A*+# ....           0
  4,900  Automatic Data Processing, Inc. .....     192,325
  2,200  AutoNation, Inc.* ...................      27,632
    300  BARRA, Inc.* ........................       9,099
  1,200  BearingPoint, Inc.* .................       8,280
    800  BISYS Group, Inc.* ..................      12,720

                       See Notes to Financial Statements.
                                        41

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
     80  Blue Coat Systems, Inc.* ............ $       315
    700  Bowne & Company, Inc. ...............       8,365
  2,200  Brocade Communications
           Systems, Inc.* ....................       9,108
    300  Brooktrout Inc.* ....................       1,590
    200  BSQUARE Corporation* ................         252
    100  Calico Commerce, Inc.* ..............          28
     68  CareCentric, Inc.* ..................          44
    400  Career Education Corporation* .......      16,000
    700  Carreker Corporation* ...............       3,171
    500  Casella Waste Systems, Inc.,
           Class A* ..........................       4,445
    200  Cash Technologies, Inc.* ............         120
    546  Catalina Marketing Corporation* .....      10,101
    500  Catalyst International, Inc.* .......         255
    680  CDW Computer Centers, Inc.* .........      29,818
    600  Cell Genesys, Inc.* .................       6,691
  8,677  Cendant Corporation* ................      90,935
    400  CenterSpan Communications
           Corporation* ......................         464
    200  Centra Software, Inc.* ..............         200
  1,200  Ceridian Corporation* ...............      17,304
    300  Cerner Corporation* .................       9,378
    550  Certegy, Inc.* ......................      13,502
    400  Charles River Associates, Inc.* .....       5,664
  1,000  Checkfree Holdings Corporation* .....      16,001
    300  Checkpoint Systems, Inc.* ...........       3,102
    121  Chindex International, Inc.* ........         898
    686  ChoicePoint, Inc.* ..................      27,090
    300  Chordiant Software, Inc.* ...........         432
  1,300  Ciber, Inc.* ........................       6,695
  1,382  Cintas Corporation ..................      63,226
  1,400  Citrix Systems, Inc.* ...............      17,248
     60  Click Commerce, Inc.* ...............         121
    200  Closure Medical Corporation* ........       2,096
    100  Coinstar, Inc.* .....................       2,265
    150  Comarco, Inc.* ......................       1,297
    156  Commerce One, Inc.* .................         429
  4,621  Computer Associates
           International, Inc. ...............      62,383
  1,380  Computer Sciences Corporation* ......      47,541



                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         BUSINESS SERVICES (CONTINUED)
    600  Computer Task Group, Inc. ........... $     2,094
  3,900  Concord EFS, Inc.* ..................      61,386
  1,600  Convergys Corporation* ..............      24,240
    650  Copart, Inc.* .......................       7,696
    300  Corillian Corporation* ..............         273
    300  Corinthian Colleges, Inc.* ..........      11,358
    300  Cornell Corrections, Inc.* ..........       2,700
    400  Corporate Executive
           Board Company* ....................      12,768
    500  CoStar Group, Inc.* .................       9,225
    600  Covansys Corporation* ...............       2,255
    700  Cross Country, Inc.* ................       9,765
     29  Cross Media Marketing
           Corporation* ......................          16
    400  CSG Systems International, Inc.* ....       5,460
    800  CuraGen Corporation* ................       3,720
    200  CyberSource Corporation* ............         490
    200  Datalink Corporation* ...............         774
    600  Deluxe Corporation ..................      25,260
    600  DeVRY, Inc.* ........................       9,966
    300  Digex, Inc.* ........................         129
    200  Digital Angel Corporation* ..........         510
    200  Digital Fusion, Inc.* ...............          74
    257  Digital Insight Corporation* ........       2,233
    200  Digital River, Inc.* ................       2,390
    500  DigitalThink, Inc.* .................         875
    500  Digitas, Inc.* ......................       1,730
    200  Diversa Corporation* ................       1,810
    100  Docent, Inc.* .......................         285
    400  Documentum, Inc.* ...................       6,264
  1,438  DoubleClick, Inc.* ..................       8,139
     50  DSET Corporation* ...................          14
    900  DST Systems, Inc.* ..................      31,995
    550  Dun & Bradstreet Corporation* .......      18,969
    700  E.piphany, Inc.* ....................       2,919
  1,471  EarthLink, Inc.* ....................       8,017
  2,400  eBay, Inc.* .........................     162,768
    100  eBenX, Inc.* ........................         476
    700  Echelon Corporation* ................       7,847
    400  Eclipsys Corporation* ...............       2,140
  1,100  Ecolab, Inc. ........................      54,450

                       See Notes to Financial Statements.
                                        42

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    200  eCollege.com, Inc.* ................. $       690
    500  Edison Schools, Inc.* ...............         810
    200  Education Management
           Corporation* ......................       7,520
    430  eFunds Corporation* .................       3,917
    200  eGain Communications ................          42
  3,800  Electronic Data Systems
           Corporation .......................      70,034
    300  Embarcadero Technologies, Inc.* .....       1,791
    300  eMerge Interactive, Inc., Class A* ..          78
    700  Entrust Technologies, Inc.* .........       2,352
    200  ePresence, Inc.* ....................         388
  1,100  Equifax, Inc. .......................      25,454
    400  Exelixis, Inc.* .....................       3,200
    200  Extensity, Inc.* ....................         348
  1,000  Exult, Inc.* ........................       3,180
    200  F5 Networks, Inc.* ..................       2,148
    400  FactSet Research Systems, Inc. ......      11,308
    300  Factual Data Corporation* ...........       2,250
    300  FileNET Corporation* ................       3,660
  6,000  First Data Corporation ..............     212,460
  1,520  Fiserv, Inc.* .......................      51,604
    400  Forrester Research, Inc.* ...........       6,228
    400  FreeMarkets, Inc.* ..................       2,576
    600  Frontline Communications
           Corporation* ......................         156
    200  G & K Services, Inc., Class A .......       7,080
  1,198  Gartner Group, Inc., Class B* .......      11,321
    700  Genencor International, Inc.* .......       6,846
    200  GenesisIntermedia, Inc.*# ...........           0
    300  Gentiva Health Services, Inc.* ......       2,643
    200  Global Imaging Systems, Inc.* .......       3,676
    400  Global Payments, Inc. ...............      12,804
    300  GP Strategies Corporation* ..........       1,515
     27  GSI Commerce, Inc.* .................          99
    600  GTECH Holdings Corporation* .........      16,716
  1,480  H & R Block, Inc. ...................      59,496
    550  HA-LO Industries, Inc.* .............           1
    200  Harris Interactive, Inc.* ...........         590
    100  Healthcare Services Group, Inc.* ....       1,304
    200  HearMe, Inc.* .......................           3


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    600  Henry (Jack) & Associates ........... $     7,224
    100  Homeseekers.com, Inc.* ..............           5
    100  Hughes Supply, Inc. .................       2,732
    300  I-many, Inc.* .......................         426
  3,540  i2 Technologies, Inc.* ..............       4,071
    500  ICOS Corporation* ...................      11,705
    200  IDT Corporation* ....................       3,458
    600  IDX Systems Corporation* ............      10,218
    600  iGATE Capital Corporation* ..........       1,572
    200  iManage, Inc.* ......................         640
  2,500  IMS Health, Inc. ....................      40,000
    600  InFocus Corporation* ................       3,696
  1,700  Infonet Services Corporation,
           Class B* ..........................       3,366
    800  Informatica Corporation* ............       4,608
    200  Inforte Corporation* ................       1,550
    210  InfoSpace, Inc.* ....................       1,774
  1,000  Inktomi Corporation* ................       1,600
    800  Innodata Corporation* ...............         768
    600  Inrange Technologies
           Corporation, Class B* .............       1,410
    300  Interactive Intelligence, Inc.* .....         780
    200  InterCept Group, Inc.* ..............       3,386
    100  Interleukin Genetics, Inc.* .........          51
     43  Internet Pictures Corporation* ......          45
  3,142  Interpublic Group of
           Companies, Inc. ...................      44,239
  1,300  Intertrust Technologies
           Corporation* ......................       5,499
  1,200  Interwoven, Inc.* ...................       3,120
  1,700  Intuit, Inc.* .......................      79,764
    500  Invitrogen Corporation* .............      15,645
    600  Iron Mountain, Inc.* ................      19,806
    900  IT Group, Inc.*+# ...................           0
     96  iVillage, Inc.* .....................          90
    900  J.D. Edwards & Company* .............      10,152
    600  Jacobs Engineering Group, Inc.* .....      21,360
    200  Jupitermedia Corp* ..................         498
    200  Kana Software, Inc.* ................         394
    700  Keane, Inc.* ........................       6,293
    100  Keith Companies, Inc.* ..............       1,307

                       See Notes to Financial Statements.
                                        43

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    400  Kelly Services, Inc., Class A ....... $     9,884
    850  Key3Media Group, Inc.* ..............           8
    300  Keynote Systems, Inc.* ..............       2,316
    417  Kinder Morgan Management, LLC.* .....      13,173
    500  Korn/Ferry International* ...........       3,740
    400  Kroll, Inc.* ........................       7,632
    300  Kronos, Inc.* .......................      11,097
    600  Labor Ready, Inc.* ..................       3,852
    700  Lamar Advertising Company* ..........      23,555
  1,675  Legato Systems, Inc.* ...............       8,425
  1,000  Liberate Technologies, Inc.* ........       1,430
    200  Lightbridge, Inc.* ..................       1,230
    200  LiveWorld, Inc.* ....................           7
    600  Luminex Corporation* ................       2,466
    400  Macrovision Corporation* ............       6,416
    500  Manhattan Associates, Inc.* .........      11,830
    600  Manpower, Inc. ......................      19,140
    800  Manugistics Group, Inc.* ............       1,920
    819  MarchFirst, Inc.*# ..................           0
    200  Marimba, Inc.* ......................         326
    100  MarketWatch.com, Inc.* ..............         489
    100  Matritech, Inc.* ....................         208
    500  MatrixOne, Inc.* ....................       2,150
    300  MAXIMUS, Inc.* ......................       7,830
    200  Maxygen, Inc.* ......................       1,524
     45  MCSi, Inc.* .........................         214
    200  Mechanical Technology, Inc.* ........         334
    900  Medical Staffing Network
           Holdings, Inc.* ...................      14,400
    500  MemberWorks, Inc.* ..................       8,990
    100  Mentor Corporation ..................       3,850
    700  Mentor Graphics Corporation* ........       5,502
    900  Mercator Software, Inc.* ............         873
    300  Mercury Computer Systems, Inc.* .....       9,156
    800  Mercury Interactive Corporation* ....      23,720
    800  Metris Companies, Inc. ..............       1,976
    100  MicroAge, Inc.*# ....................           0
     30  MicroStrategy, Inc., Class A* .......         453
    200  Microvision, Inc.* ..................       1,064
    200  Millennium Cell, Inc.* ..............         478
    200  Modem Media, Inc.* ..................         520

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    800  MPS Group, Inc.* .................... $     4,432
    300  Multex.com, Inc.* ...................       1,260
    350  National Instruments Corporation* ...      11,372
    400  National Processing, Inc.* ..........       6,420
    125  National Service Industries, Inc. ...         898
    400  Navigant Consulting, Inc.* ..........       2,360
    500  NCO Group, Inc.* ....................       7,975
    500  NDCHealth Corporation ...............       9,950
    150  Neoforma, Inc.* .....................       1,793
    100  NEON Systems, Inc.* .................         285
    200  NeoRx Corporation* ..................          86
    200  Net Perceptions, Inc* ...............         276
    300  Netcentives, Inc.*# .................           0
    432  NetIQ Corporation* ..................       5,335
    200  NetObjects, Inc.* ...................           1
    300  NetRatings, Inc.* ...................       2,160
  1,200  Network Associates, Inc.* ...........      19,308
     27  Network Commerce, Inc.* .............           1
    200  New Horizons Worldwide, Inc.* .......         790
    200  NMS Communications Corp.* ...........         384
    200  Nuance Communications, Inc.* ........         496
    600  Numerical Technologies, Inc.* .......       2,076
    700  Oak Technology, Inc.* ...............       1,855
  1,500  Omnicom Group, Inc. .................      96,900
    100  OneSource Information
           Services, Inc.* ...................         770
    100  Online Resources ....................         281
    800  Orchid Biosciences, Inc.* ...........         408
    500  Overture Services, Inc.* ............      13,655
    300  Packeteer, Inc.* ....................       2,058
    200  Paradigm Genetics, Inc.* ............          58
  1,900  Parametric Technology
           Corporation* ......................       4,788
  3,000  Paychex, Inc. .......................      83,700
    100  PC-Tel, Inc.* .......................         678
    900  PDI, Inc.* ..........................       9,712
    100  PEC Solutions, Inc.* ................       2,990
    300  Pegasus Solutions, Inc.* ............       3,009
  2,412  PeopleSoft, Inc.* ...................      44,140
  1,977  Peregrine Systems, Inc.* ............         154

                       See Notes to Financial Statements.
                                        44

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    300  Performance Food Group
           Company* .......................... $    10,188
    800  Perot Systems Corporation,
           Class A* ..........................       8,576
    500  Pittston Brink's Group ..............       9,240
    400  Pixar, Inc.* ........................      21,196
    600  PLATO Learning, Inc.* ...............       3,564
    800  Polycom, Inc.* ......................       7,616
    100  Pomeroy Computer
           Resources, Inc.* ..................       1,170
    300  Pre-Paid Legal Services, Inc.* ......       7,860
    300  Predictive Systems, Inc.* ...........          90
    100  Preview Systems, Inc.* ..............           4
  1,200  Priceline.com, Inc.* ................       1,920
    100  Primus Knowledge Solutions, Inc.* ...          42
    400  Programmer's Paradise, Inc.* ........         788
    700  Puma Technology, Inc.* ..............         497
    300  QRS Corporation* ....................       1,980
    100  quepasa.com, inc.* ..................           3
    800  Quest Software, Inc.* ...............       8,248
    300  Quintus Corporation* ................          93
    500  Quixote Corporation .................       9,030
    300  R.H. Donnelley Corporation* .........       8,793
    600  Radiant Systems, Inc.* ..............       5,778
  1,400  RealNetworks, Inc.* .................       5,334
    900  Red Hat, Inc.* ......................       5,319
  1,400  Redback Networks, Inc.* .............       1,176
    500  Register.com, Inc.* .................       2,250
  1,000  RemedyTemp, Inc., Class A* ..........      14,000
    500  Renaissance Learning, Inc.* .........       9,450
  1,400  Republic Services, Inc.* ............      29,372
    200  Resources Connection, Inc.* .........       4,642
    548  Retek, Inc.* ........................       1,491
    800  Reynolds & Reynolds Company,
           Class A ...........................      20,376
    450  Right Management
           Consultants, Inc.* ................       5,963
  1,400  Robert Half International, Inc.* ....      22,554
    650  RSA Security, Inc.* .................       3,894
    500  Saba Software, Inc.* ................         530
    300  SafeNet, Inc.* ......................       7,605


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    200  Safety-Kleen Corporation ............ $        13
    500  Sanchez Computer
           Associates, Inc.* .................       1,440
    800  Sapient Corporation* ................       1,640
    300  SBS Technologies, Inc.* .............       2,748
    200  SEACOR SMIT, Inc.* ..................       8,900
    400  Secure Computing Corporation* .......       2,564
  1,200  SeeBeyond Technology
           Corporation* ......................       2,916
    300  Selectica, Inc.* ....................         810
    200  Sequenom, Inc.* .....................         360
    600  SERENA Software, Inc.* ..............       9,474
  2,700  ServiceMaster Company ...............      29,970
    300  Sirius Satellite Radio, Inc.* .......         192
    200  SmartServ Online, Inc.* .............         260
    800  Sonic Foundry, Inc.* ................         384
    700  SonicWALL, Inc.* ....................       2,541
  1,600  Sonus Networks, Inc.* ...............       1,600
    200  Spartech Corporation ................       4,126
    600  SpeechWorks International, Inc.* ....       1,668
  1,000  Spherion Corporation* ...............       6,700
    200  SportsLine USA, Inc.* ...............         200
    600  SPSS, Inc.* .........................       8,394
    100  SS&C Technologies, Inc.* ............       1,065
    400  Standard Register Company ...........       7,200
    100  Stardrive Solutions, Inc.*# .........           0
    300  StarTek, Inc.* ......................       8,280
    100  Strayer Education, Inc. .............       5,750
  2,164  SunGard Data Systems, Inc.* .........      50,984
    300  Switchboard, Inc.* ..................         897
  2,100  Sycamore Networks, Inc.* ............       6,069
    800  Sykes Enterprises, Inc.* ............       2,624
    500  Sylvan Learning Systems, Inc.* ......       8,200
  1,200  Symantec Corporation* ...............      48,612
    300  Symyx Technologies, Inc.* ...........       3,777
     85  SYNAVANT Inc.* ......................          79
    596  Synopsys, Inc.* .....................      27,505
    300  Synplicity, Inc.* ...................       1,134
    495  TALX Corporation ....................       6,395
    400  Technology Solutions Company* .......         436
  1,300  TeleTech Holdings, Inc.* ............       9,438

                       See Notes to Financial Statements.
                                        45

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
    843  Tetra Tech, Inc.* ................... $    10,285
    100  TETRA Technologies, Inc.* ...........       2,137
    300  Texas Biotechnology Corporation* ....         420
    200  TheStreet.com, Inc.* ................         586
  2,100  TIBCO Software, Inc.* ...............      12,978
    800  Ticketmaster Online- CitySearch,
           Inc., Class B* ....................      16,976
    900  TMP Worldwide, Inc.* ................      10,179
    171  Tradestation Group, Inc.* ...........         246
    500  Transaction Systems Architects,
           Inc., Class A* ....................       3,250
    500  TriZetto Group, Inc.* ...............       3,070
    100  Tucows, Inc.* .......................          29
    500  Tularik, Inc.* ......................       3,730
    600  United Rentals, Inc.* ...............       6,456
    700  Universal Electronics, Inc.* ........       6,818
    700  UNOVA, Inc.* ........................       4,200
    600  URS Corporation* ....................       8,538
    200  ValiCert, Inc.* .....................          66
    363  ValueClick, Inc.* ...................       1,013
    100  Variagenics, Inc.* ..................         137
    500  Vastera, Inc.* ......................       2,826
    201  Ventiv Health, Inc.* ................         400
  2,116  VeriSign, Inc.* .....................      16,970
  3,178  VERITAS Software Corporation* .......      49,640
    300  Verity, Inc.* .......................       4,017
    700  Viad Corporation ....................      15,645
  2,116  Vignette Corporation* ...............       2,596
    500  Wallace Computer Services, Inc. .....      10,755
  4,800  Waste Management, Inc. ..............     110,016
    400  WatchGuard Technologies, Inc.* ......       2,552
    300  Wave Systems Corporation,
           Class A* ..........................         399
    300  WebEx Communications, Inc.* .........       4,500
  4,445  WebMD Corporation* ..................      38,005
    600  webMethods, Inc.* ...................       4,932
    200  Websense, Inc.* .....................       4,272
    868  Wind River Systems, Inc.* ...........       3,559
    300  Wireless Facilities, Inc.* ..........       1,803
    200  WorldGate Communications, Inc.* .....          84
    800  Xeta Technologies, Inc. .............       2,512


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         BUSINESS SERVICES (CONTINUED)
  4,823  Yahoo!, Inc.* ....................... $    78,856
    100  Ziplink, Inc.*# .....................           0
    800  ZixIt Corporation* ..................       3,528
                                               -----------
                                                 3,834,247
                                               -----------

         CHEMICALS - 1.4%
  1,900  Air Products and Chemicals, Inc. ....      81,225
    470  Airgas, Inc.* .......................       8,107
    400  Albemarle Corporation ...............      11,380
    800  AMCOL International Corporation .....       4,640
    250  Arch Chemicals, Inc.* ...............       4,563
    200  Bio-Rad Laboratories, Inc.,
           Class A* ..........................       7,740
    400  Brady Corporation, Class A ..........      13,340
    400  Cabot Corporation ...................      10,616
    300  Cabot Microelectronics
           Corporation* ......................      14,160
    300  Cambrex Corporation .................       9,063
    600  Celgene Corporation* ................      12,882
    562  Crompton Corporation ................       3,344
    400  Cytec Industries, Inc.* .............      10,912
  7,211  Dow Chemical Company ................     214,167
  7,900  du Pont (E.I.) de Nemours &
           Company ...........................     334,960
    600  Eastman Chemical Company ............      22,062
    400  Ferro Corporation ...................       9,772
     20  General Chemical Group, Inc.* .......          12
    300  Georgia Gulf Corporation ............       6,942
    400  Great Lakes Chemical
           Corporation .......................       9,552
    400  H. B. Fuller Company ................      10,352
    200  Hauser, Inc.* .......................          50
  1,000  Hercules, Inc. ......................       8,800
    400  International Specialty
           Products, Inc. ....................       4,084
    400  Lubrizol Corporation ................      12,200
  1,200  Lyondell Chemical Company ...........      15,168
    500  MacDermid, Inc. .....................      11,425
    600  Millennium Chemicals, Inc. ..........       5,712
    100  NuCo2, Inc.* ........................         805
    300  Oil-Dri Corporation of America ......       2,559

                       See Notes to Financial Statements.
                                        46

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         CHEMICALS (CONTINUED)
    570  Olin Corporation .................... $     8,864
    200  OM Group, Inc. ......................       1,376
    200  OXiGENE, Inc.* ......................         210
    200  Plymouth Rubber Company, Inc.,
           Class A* ..........................         299
  1,100  PolyOne Corporation .................       4,312
  1,300  PPG Industries, Inc. ................      65,195
  1,300  Praxair, Inc. .......................      75,101
    200  PubliCARD, Inc.* ....................          30
    300  Rogers Corporation* .................       6,675
  1,758  Rohm & Haas Company .................      57,100
    900  RPM, Inc. ...........................      13,752
    700  Sigma-Aldrich Corporation ...........      34,090
    700  Solutia, Inc. .......................       2,541
    400  SurModics, Inc.* ....................      11,472
    300  Techne Corporation* .................       8,570
    300  Tredegar Corporation ................       4,500
    100  Trex Company, Inc.* .................       3,530
    400  Twinlab Corporation* ................          40
    300  Valspar Corporation .................      13,254
    500  W.R. Grace & Company* ...............         980
    100  Wellman, Inc. .......................       1,349
     80  Worldwide Xceed Group, Inc.*# .......           0
                                               -----------
                                                 1,173,834
                                               -----------

         CONSTRUCTION - 0.7%
    100  ACMAT Corporation, Class A* .........         939
    400  CARBO Ceramics, Inc. ................      13,480
    600  Centex Construction Products, Inc. ..      21,090
    500  Centex Corporation ..................      25,100
  1,800  Clayton Homes, Inc. .................      21,924
    100  Continental Materials Corporation* ..       2,720
    300  Craftmade International, Inc. .......       4,620
  1,387  D.R. Horton, Inc. ...................      24,064
    600  Dycom Industries, Inc.* .............       7,950
    100  Fiberstars, Inc.* ...................         353
    300  Florida Rock Industries, Inc. .......      11,415
    700  Fluor Corporation ...................      19,600
    150  Granite Construction, Inc. ..........       2,325
    300  KB HOME .............................      12,855
    500  Lafarge Corporation .................      16,425

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         CONSTRUCTION (CONTINUED)
    500  Lennar Corporation .................. $    25,800
     50  LSI Industries, Inc. ................         693
    500  M/I Schottenstein Homes, Inc. .......      13,900
    300  Martin Marietta Materials, Inc. .....       9,198
  4,100  Masco Corporation ...................      86,305
  1,300  Massey Energy Company ...............      12,636
    300  MasTec, Inc.* .......................         885
    300  MDC Holdings, Inc. ..................      11,478
    200  Nobility Homes, Inc. ................       1,781
    400  Nortek Holdings, Inc.* ..............      18,300
    100  NVR, Inc.* ..........................      32,550
    160  Oakwood Homes Corporation* ..........          69
    300  Owens Corning, Inc. .................         126
    600  Palm Harbor Homes, Inc.* ............      10,482
    300  Performance Technologies, Inc.* .....         978
    500  Pulte Homes, Inc. ...................      23,935
    800  Quanta Services, Inc.* ..............       2,800
    300  RMH Teleservices, Inc.* .............       3,150
    500  SBA Communications
           Corporation* ......................         205
  1,100  Sherwin-Williams Company (The) ......      31,075
    100  Simpson Manufacturing
           Company, Inc.* ....................       3,290
    400  Standard Pacific Corporation ........       9,900
    700  Stanley Works .......................      24,206
    200  Texas Industries, Inc. ..............       4,860
    600  Toll Brothers, Inc.* ................      12,120
    400  USG Corporation* ....................       3,380
    900  Vulcan Materials Company ............      33,750
    700  Walter Industries, Inc. .............       7,581
    500  West Corporation* ...................       8,300
                                               -----------
                                                   578,593
                                               -----------

         CONSUMER DURABLES - 0.3%
    700  Black & Decker Corporation ..........      30,023
    200  Bush Industries, Inc., - Class A ....         968
    700  Champion Enterprises, Inc.* .........       1,995
    500  CompX International, Inc. ...........       4,185
    800  Furniture Brands
           International, Inc.* ..............      19,080

                       See Notes to Financial Statements.
                                       47

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         CONSUMER DURABLES (CONTINUED)
  3,400  Gemstar-TV Guide
           International, Inc.* .............. $    11,050
    420  Griffon Corporation .................       5,720
    500  Hillenbrand Industries, Inc. ........      24,155
    600  Kimball International, Inc.,
           Class B ...........................       8,550
    400  Koss Corporation ....................       7,460
    400  La-Z-Boy, Inc. ......................       9,592
  1,600  Leggett & Platt, Inc. ...............      35,904
    600  Maytag Corporation ..................      17,100
    550  Mity-Lite, Inc.* ....................       7,018
    577  Mohawk Industries, Inc.* ............      32,860
    200  NetFlix, Inc.* ......................       2,202
    300  Recoton Corporation* ................         354
    300  Rent-A-Center, Inc.* ................      14,985
    350  Salton, Inc.* .......................       3,367
    600  SLI, Inc.* ..........................           2
    300  Thomas Industries, Inc. .............       7,818
    438  Virco Mfg. Corporation ..............       4,468
     55  Water Pik Technologies, Inc.* .......         404
    500  Whirlpool Corporation ...............      26,110
                                               -----------
                                                   275,370
                                               -----------

         CONTAINERS - 0.2%
    500  Ball Corporation ....................      25,595
    400  Bemis Company, Inc. .................      19,852
  1,100  Crown Cork & Seal Company, Inc. .....       8,745
    600  Graphic Packaging International
           Corporation* ......................       3,384
    300  Greif Brothers Corporation,
           Class A ...........................       7,140
    200  Mobile Mini, Inc.* ..................       3,134
  1,400  Owens-Illinois, Inc.* ...............      20,412
    140  Packaging Dynamics Corporation* .....         924
  1,400  Pactiv Corporation* .................      30,604
    600  Sealed Air Corporation* .............      22,380
    700  Sonoco Products Company .............      16,051
                                               -----------
                                                   158,221
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         COSMETICS - 2.1%
    400  Alberto-Culver Company, Class B ..... $    20,160
    300  Allou Health & Beauty Care, Inc.,
           Class A* ..........................         801
  1,900  Avon Products, Inc. .................     102,353
    200  Balchem Corporation, Class B ........       4,860
    270  Church & Dwight Company, Inc. .......       8,216
  1,900  Clorox Company ......................      78,375
  4,380  Colgate-Palmolive Company ...........     229,644
    121  Del Laboratories, Inc. ..............       2,444
    900  Dial Corporation (The) ..............      18,333
    200  Elizabeth Arden, Inc.* ..............       2,960
    900  Estee Lauder Companies, Inc.,
           Class A ...........................      23,760
  8,400  Gillette Company ....................     255,024
    800  International Flavors &
           Fragrances, Inc. ..................      28,080
    620  Nu Skin Enterprises, Inc., Class A ..       7,421
 10,400  Procter & Gamble Company ............     893,776
    500  Revlon, Inc., Class A* ..............       1,530
    500  Styling Technology Corporation* .....           4
    200  SunStar Healthcare, Inc.* ...........           5
    100  Tristar Corporation*# ...............           0
                                               -----------
                                                 1,677,746
                                               -----------

         DOMESTIC OIL - 0.8%
    100  3TEC Energy Corporation* ............       1,419
    800  Amerada Hess Corporation ............      44,040
    800  Ashland, Inc. .......................      22,824
    300  Callon Petroleum Company* ...........       1,005
  1,600  Chesapeake Energy Corporation .......      12,384
    500  CONSOL Energy, Inc. .................       8,640
  1,100  Diamond Offshore Drilling, Inc. .....      24,035
    100  Encore Acquisition Company* .........       1,842
    100  Energy Partners, Ltd.* ..............       1,070
    100  EXCO Resources, Inc.* ...............       1,748
    600  Getty Realty Corporation ............      11,370
    900  Global Industries, Ltd.* ............       3,753
    400  Gulf Island Fabrication, Inc.* ......       6,500
    200  GulfMark Offshore, Inc.* ............       2,950
    200  Holly Corporation ...................       4,370
    300  Houston Exploration Company* ........       9,180

                       See Notes to Financial Statements.
                                        48

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DOMESTIC OIL (CONTINUED)
    800  Kerr-McGee Corporation .............. $    35,440
  2,500  Marathon Oil Corporation ............      53,225
    800  Murphy Oil Corporation ..............      34,280
    500  National-Oilwell, Inc.* .............      10,920
    300  Newfield Exploration Company* .......      10,815
    600  Nuevo Energy Company* ...............       6,660
  1,400  Ocean Energy, Inc. ..................      27,958
    125  Patina Oil & Gas Corporation ........       3,956
    700  Patterson-UTI Energy, Inc.* .........      21,119
    900  Pioneer Natural Resources
           Company ...........................      22,725
    500  Pogo Producing Company ..............      18,625
    500  Premcor, Inc.* ......................      11,115
    200  Quicksilver Resources, Inc.* ........       4,486
    400  St. Mary Land & Exploration
           Company ...........................      10,000
    178  Stone Energy Corporation* ...........       5,938
    700  Sunoco, Inc. ........................      23,226
    400  Superior Energy Services, Inc.* .....       3,280
    300  TEPPCO Partners, L.P. ...............       8,325
  1,100  Tesoro Petroleum Corporation* .......       4,972
    700  TransMontaigne, Inc.* ...............       3,248
  2,563  Transocean Sedco Forex, Inc. ........      59,462
    500  UNIFAB International, Inc.* .........         110
  1,970  Unocal Corporation ..................      60,243
    800  Varco International, Inc.* ..........      13,920
  1,000  Vintage Petroleum, Inc. .............      10,550
    100  W-H Energy Services, Inc.* ..........       1,459
    300  Westport Resources Corporation* .....       6,240
  1,250  XTO Energy, Inc. ....................      30,875
                                               -----------
                                                   660,302
                                               -----------

         DRUGS & MEDICINE - 13.4%
    100  1-800 Contacts, Inc.* ...............       2,757
    400  3 Dimensional
           Pharmaceuticals, Inc.* ............       1,276
    200  aaiPharma, Inc.* ....................       2,804
 12,600  Abbott Laboratories .................     504,000
    600  Abgenix, Inc.* ......................       4,422
    184  Acacia Research - CombiMatrix* ......         670
    300  Accredo Health, Inc.* ...............      10,575


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    200  Aclara Biosciences, Inc.* ........... $       420
    100  Advanced Neuromodulation
           Systems, Inc.* ....................       3,510
  1,200  AdvancePCS* .........................      26,652
    100  Alexion Pharmaceuticals, Inc.* ......       1,412
    400  Alkermes, Inc.* .....................       2,508
  1,200  Allergan, Inc. ......................      69,144
    300  Allscripts Healthcare
           Solutions, Inc.* ..................         717
    600  Alpharma, Inc., Class A .............       7,146
    600  American Healthways, Inc.* ..........      10,500
    100  American Medical Systems
           Holdings, Inc.* ...................       1,621
    870  AmerisourceBergen Corporation .......      47,250
 10,332  Amgen, Inc.* ........................     499,449
    600  Amylin Pharmaceuticals, Inc.* .......       9,684
    600  Andrx Group* ........................       8,802
    200  Antigenics, Inc.* ...................       2,048
    100  Aphton Corporation* .................         389
    900  Apogent Technologies, Inc.* .........      18,720
    500  Apria Healthcare Group, Inc.* .......      11,120
    200  Ariad Pharmaceuticals, Inc.* ........         480
    300  Arrow International, Inc. ...........      12,201
    700  ArthroCare Corporation* .............       6,895
    600  Atrix Laboratories, Inc.* ...........       9,203
    100  AVAX Technologies, Inc.* ............          14
    400  AVI BioPharma, Inc.* ................       2,000
    100  AVIDYN, Inc.* .......................         275
    100  Avigen, Inc.* .......................         571
    400  Bard (C.R.), Inc. ...................      23,200
    500  Barr Laboratories, Inc.* ............      32,545
    400  Bausch & Lomb, Inc. .................      14,400
  4,963  Baxter International, Inc. ..........     138,964
    600  Beckman Coulter, Inc. ...............      17,712
  2,100  Becton, Dickinson & Company .........      64,449
    400  Bio-Technology General
           Corporation* ......................       1,280
  1,300  Biogen, Inc.* .......................      52,078
  2,350  Biomet, Inc. ........................      67,351
    200  Biopure Corporation* ................         744
    300  BioTime, Inc.* ......................         465

                       See Notes to Financial Statements.
                                        49

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    100  BioTransplant, Inc.* ................ $        45
  3,400  Boston Scientific Corporation* ......     144,568
 15,600  Bristol-Myers Squibb Company ........     361,140
  3,605  Cardinal Health, Inc. ...............     213,380
  2,500  Caremark Rx, Inc.* ..................      40,625
     61  CareMatrix Corporation* .............           1
    400  Cell Pathways, Inc.* ................         164
    500  Cephalon, Inc.* .....................      24,334
    300  Cerus Corporation* ..................       6,450
    400  Charles River Laboratories
           International, Inc.* ..............      15,392
    500  Chattem, Inc. .......................      10,275
  1,646  Chiron Corporation* .................      61,890
    100  CIMA Labs, Inc.* ....................       2,419
    200  Columbia Laboratories, Inc.* ........         672
    900  Community Health Care* ..............      18,531
    400  Cooper Companies, Inc. ..............      10,008
    400  Corixa Corporation* .................       2,556
    100  Corvas International, Inc.* .........         155
    500  Coventry Health Care, Inc.* .........      14,515
    300  CTI Molecular Imaging, Inc.* ........       7,398
    600  Cubist Pharmaceuticals, Inc.* .......       4,938
     90  Curis, Inc.* ........................          93
    300  CV Therapeutics, Inc.* ..............       5,466
    160  Cymer, Inc.* ........................       5,160
     60  CYTOGEN Corp* .......................         195
    100  DataTRAK International, Inc.* .......         172
    400  Daxor Corporation ...................       5,920
    900  Dendreon Corporation* ...............       4,779
    750  DENTSPLY International, Inc. ........      27,900
    100  Diacrin, Inc.* ......................         109
    180  Diagnostic Products Corporation .....       6,952
    300  DJ Orthopedics, Inc.* ...............       1,128
    200  E-Z-EM, Inc.* .......................       1,740
    100  Edwards Lifesciences Corporation* ...       2,547
    400  Emisphere Technologies, Inc.* .......       1,392
    700  Endo Pharmaceuticals
           Holdings, Inc.* ...................       5,389
    700  EntreMed, Inc.* .....................         602
    220  Enzo Biochem, Inc.* .................       3,080
    300  Enzon, Inc.* ........................       5,016


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    100  EPIX Medical, Inc.* ................. $       723
    600  Express Scripts, Inc., Class A* .....      28,824
    900  First Health Group Corporation* .....      21,915
    600  First Horizon Pharmaceutical
           Corporation* ......................       4,487
  1,500  Forest Laboratories, Inc.* ..........     147,330
    200  Gene Logic, Inc.* ...................       1,258
    300  Genelabs Technologies, Inc.* ........         510
  2,000  Genentech, Inc.* ....................      66,320
    100  Genome Therapeutics
           Corporation* ......................         155
    700  Genta, Inc.* ........................       5,383
  2,000  Genzyme Corporation* ................      59,140
    196  Genzyme Corporation -
           Genzyme Biosurgery Division* ......         500
    100  Genzyme Molecular Oncology* .........         175
    100  Geron Corporation* ..................         360
  1,800  Gilead Sciences, Inc.* ..............      61,200
    500  GlycoGenesys, Inc.* .................         230
    600  GTC Biotherapeutics, Inc.* ..........         708
    400  Guilford Pharmaceuticals, Inc.* .....       1,592
    300  Haemonetics Corporation* ............       6,438
  4,300  HCA, Inc. ...........................     178,450
  2,200  Health Management
           Associates, Inc., Class A .........      39,380
  1,000  Health Net, Inc.* ...................      26,400
  3,400  HEALTHSOUTH Corporation* ............      14,280
    100  HEICO Corporation ...................       1,061
    300  Henry Schein, Inc.* .................      13,500
    400  Hologic, Inc.* ......................       4,884
  1,000  Human Genome Sciences, Inc.* ........       8,810
  1,300  Humana, Inc.* .......................      13,000
    200  Hyseq, Inc.* ........................         174
    600  i-STAT Corporation* .................       2,400
    500  ICN Pharmaceuticals, Inc. ...........       5,455
    150  ICU Medical, Inc.* ..................       5,595
  1,200  IDEC Pharmaceuticals
           Corporation* ......................      39,804
    246  IDEXX Laboratories, Inc.* ...........       8,081
    100  IGEN International, Inc.* ...........       4,285
    600  ILEX Oncology, Inc.* ................       4,236

                       See Notes to Financial Statements.
                                        50

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    800  ImClone Systems, Inc.* .............. $     8,497
     75  Immune Response Corp (The)* .........          73
    300  ImmunoGen, Inc.* ....................         930
    900  Immunomedics, Inc.* .................       4,158
    200  IMPATH, Inc.* .......................       3,944
    100  INAMED Corporation* .................       3,080
    700  Incyte Genomics, Inc.* ..............       3,192
    700  Inhale Therapeutic Systems, Inc.* ...       5,656
    300  Integra LifeSciences Holdings* ......       5,295
    300  Invacare Corporation ................       9,990
    160  Inverness Medical
           Innovations, Inc.* ................       2,104
    600  Isis Pharmaceuticals, Inc.* .........       3,954
  1,800  IVAX Corporation ....................      21,834
 23,980  Johnson & Johnson ...................   1,287,966
    300  K-V Pharmaceutical Company,
           Class A* ..........................       6,960
    100  Kendle International, Inc.* .........         880
    200  Kensey Nash Corporation* ............       3,654
  2,174  King Pharmaceuticals, Inc.* .........      37,371
  1,200  Laboratory Corporation of
           America Holdings* .................      27,888
    300  Lexicon Genetics, Inc. ..............       1,419
    305  LifePoint Hospitals, Inc.* ..........       9,129
  1,000  Ligand Pharmaceuticals, Inc.,
           Class B* ..........................       5,370
  9,000  Lilly (Eli) & Company ...............     571,500
    900  Lincare Holdings, Inc.* .............      28,458
    900  Manor Care, Inc.* ...................      16,749
    200  Martek Biosciences Corporation* .....       5,032
    300  Maxim Pharmaceuticals, Inc.* ........         867
  2,500  McKesson HBOC, Inc. .................      67,575
    700  Medarex, Inc.* ......................       2,765
    700  Medicines Company* ..................      11,214
    200  Medicis Pharmaceutical
           Corporation, Class A* .............       9,934
  2,255  MedImmune, Inc.* ....................      61,268
    400  MedQuist, Inc.* .....................       8,104
    100  Medstone International, Inc.* .......         300
    121  MEDTOX Scientific, Inc.* ............         817
  9,768  Medtronic, Inc. .....................     445,421

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
 18,123  Merck & Company, Inc. ............... $ 1,025,943
    100  Meridian Medical
           Technologies, Inc.* ...............       4,440
    100  Mesa Laboratories, Inc.* ............         663
    160  Mid Atlantic Medical
           Services, Inc.* ...................       5,184
  2,500  Millennium Pharmaceuticals, Inc.* ...      19,850
    600  Mine Safety Appliances Company ......      19,350
    500  Moore Medical Corporation* ..........       3,575
  1,300  Mylan Laboratories, Inc. ............      45,370
    400  National Health Realty, Inc. ........       5,840
    600  NBTY, Inc.* .........................      10,548
    200  NCS HealthCare, Inc., Class A* ......       1,076
    550  NeoPharm, Inc.* .....................       5,577
    500  Neose Technologies, Inc.* ...........       4,435
    100  Neurogen Corporation* ...............         363
    125  Nexell Therapeutics, Inc.* ..........           6
    300  North American Scientific, Inc.* ....       2,697
    700  Northfield Laboratories, Inc.* ......       2,408
    200  Novavax, Inc.* ......................         520
    200  Noven Pharmaceuticals, Inc* .........       1,846
    200  NPS Pharmaceuticals, Inc.* ..........       5,034
    300  Ocular Sciences, Inc.* ..............       4,656
    600  Omnicare, Inc. ......................      14,298
    200  Onyx Pharmaceuticals, Inc.* .........       1,162
    100  OraSure Technologies, Inc.* .........         545
    200  Organogenesis, Inc.*+# ..............           0
    510  Orthodontic Centers of
           America, Inc.* ....................       5,564
    400  Owens & Minor, Inc. .................       6,568
    700  Oxford Health Plans, Inc.* ..........      25,515
    700  PAREXEL International
           Corporation* ......................       7,693
    600  Patterson Dental Company* ...........      26,244
    200  Pediatrix Medical Group, Inc.* ......       8,012
    900  Perrigo Company* ....................      10,935
 49,767  Pfizer, Inc. ........................   1,521,377
    500  Pharmaceutical Product
           Development, Inc.* ................      14,635
    160  Pharmaceutical Resources, Inc. ......       4,768
 10,346  Pharmacia Corporation ...............     432,463

                       See Notes to Financial Statements.
                                        51

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    800  Pharmacopeia, Inc.* ................. $     7,136
    300  Pharmos Corporation* ................         315
    900  PRAECIS Pharmaceuticals, Inc.* ......       2,925
    300  Precept Business Services, Inc.,
           Class A*# .........................           0
    400  Progenics Pharmaceuticals, Inc.* ....       2,664
    450  Province Healthcare Company* ........       4,378
    900  PSS World Medical, Inc.* ............       6,156
    800  Quest Diagnostic, Inc.* .............      45,520
    200  Quidel Corporation* .................         694
    779  Quintiles Transnational
           Corporation* ......................       9,426
    300  Regeneration Technologies, Inc.* ....       3,036
    240  Regeneron Pharmaceuticals, Inc.* ....       4,442
    100  RehabCare Group, Inc.* ..............       1,908
    260  Renal Care Group, Inc.* .............       8,226
    300  ResMed, Inc.* .......................       9,171
    200  Respironics, Inc.* ..................       6,086
    600  Rochester Medical Corporation* ......       5,220
    300  Sangamo BioSciences, Inc.* ..........         903
    100  SangStat Medical Corporation* .......       1,130
 11,800  Schering-Plough Corporation .........     261,960
    300  SciClone Pharmaceuticals, Inc.* .....         954
    700  Sepracor, Inc.* .....................       6,769
    400  Serologicals Corporation* ...........       4,400
    800  SICOR, Inc.* ........................      12,680
    300  SonoSite, Inc.* .....................       3,921
      8  Spectrum Pharmaceuticals, Inc.* .....          14
  1,400  St. Jude Medical, Inc. ..............      55,608
    200  STAAR Surgical Company* .............         734
    100  StemCells, Inc.* ....................         109
    500  STERIS Corporation* .................      12,125
  1,600  Stryker Corporation .................     107,392
    599  Sybron Dental Specialties, Inc.* ....       8,895
    300  Syncor International Corporation* ...       8,319
    300  Tanox, Inc.* ........................       2,715
    200  Targeted Genetics Corporation* ......          80
    200  Therasense, Inc.* ...................       1,670
    600  Thoratec Corporation* ...............       4,578
    300  Titan Pharmaceuticals, Inc.* ........         429
    300  Transkaryotic Therapies, Inc.* ......       2,970


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         DRUGS & MEDICINE (CONTINUED)
    605  Triad Hospitals, Inc.* .............. $    18,047
    900  Triangle Pharmaceuticals, Inc.* .....       5,346
    200  Trimeris, Inc.* .....................       8,618
    100  Trover Solutions, Inc.* .............         546
    100  United Therapeutics Corporation* ....       1,670
  2,517  UnitedHealth Group, Inc. ............     210,170
    100  Universal Display Corporation* ......         789
    700  Universal Health Services, Inc.,
           Class B* ..........................      31,570
     88  US Oncology, Inc.* ..................         763
    300  Valentis, Inc.* .....................          66
    400  Ventana Medical Systems, Inc.* ......       9,220
    600  Vertex Pharmaceuticals, Inc.* .......       9,510
    199  Viasys Healthcare, Inc.* ............       2,963
    100  Vical, Inc.* ........................         347
    100  ViroPharma, Inc.* ...................         146
    300  Vital Signs, Inc. ...................       8,964
    900  Watson Pharmaceuticals, Inc.* .......      25,443
  1,200  WellPoint Health Networks, Inc.* ....      85,392
    100  West Pharmaceutical Services, Inc. ..       2,440
 10,700  Wyeth ...............................     400,180
  1,200  XOMA, Ltd.* .........................       5,076
  1,700  Zimmer Holdings, Inc.* ..............      70,584
    300  Zoll Medical Corporation* ...........      10,701
    100  Zonagen, Inc.* ......................          98
                                               -----------
                                                10,943,377
                                               -----------

         ELECTRONICS - 4.7%
    600  ACT Manufacturing, Inc.* ............           2
    700  Actel Corporation* ..................      11,354
    700  Acxiom Corporation* .................      10,766
  5,930  ADC Telecommunications, Inc.* .......      12,394
    100  ADE Corporation* ....................         597
    597  Adelphia Business Solutions, Inc.* ..          14
  1,700  Adelphia Communications
           Corporation, Class A* .............         140
  2,800  Advanced Micro Devices, Inc.* .......      18,088
    900  Advanced Radio Telecom
           Corporation*# .....................           0
    307  Agere Systems, Inc., Class A* .......         442
  7,536  Agere Systems, Inc., Class B* .......      10,550

                        See Notes to Financial Statements.
                                        52

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
  3,546  Agilent Technologies, Inc.* ......... $    63,686
    337  Alliant Techsystems, Inc.* ..........      21,012
  3,200  Altera Corporation* .................      39,456
  1,400  American Power Conversion
           Corporation* ......................      21,210
    100  American Science and
           Engineering, Inc.* ................       1,309
  1,600  Amkor Technology, Inc.* .............       7,616
    300  Amphenol Corporation, Class A* ......      11,400
    100  Amtech Systems, Inc.* ...............         317
    250  ANADIGICS, Inc.* ....................         645
  3,100  Analog Devices, Inc.* ...............      73,997
    200  Anaren Microwave, Inc.* .............       1,760
    800  Andrew Corporation* .................       8,224
    100  Anixter International, Inc.* ........       2,325
  1,100  Applera Corporation - Celera
           Genomics Group* ...................      10,505
  1,800  Applied Biosystems Group -
           Applera Corporation ...............      31,572
 13,758  Applied Materials, Inc.* ............     179,267
  2,346  Applied Micro Circuits
           Corporation* ......................       8,657
    300  APW Ltd.*+# .........................           0
    300  Arris Group, Inc.* ..................       1,071
    300  Artisan Components, Inc.* ...........       4,629
    100  Astronics Corporation* ..............         690
    450  AstroPower, Inc.* ...................       3,595
    400  Asyst Technologies, Inc.* ...........       2,940
  4,200  Atmel Corporation* ..................       9,366
    900  Audiovox Corporation, Class A* ......       9,307
  1,900  Avanex Corporation* .................       1,991
  1,000  Avnet, Inc.* ........................      10,830
  1,300  AVX Corporation .....................      12,740
    300  Aware, Inc.* ........................         654
    300  AXT, Inc.* ..........................         540
    500  BEI Technologies, Inc. ..............       5,595
    100  Bel Fuse, Inc., Class A* ............       1,810
    200  Boston Acoustics, Inc. ..............       2,400
  2,400  Broadcom Corporation, Class A* ......      36,144
    556  Brooks-PRI Automation, Inc.* ........       6,372
    500  Bruker Daltonics, Inc.* .............       2,430


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
    300  C & D Technologies, Inc. ............ $     5,301
    600  Cable Design Technologies
           Corporation* ......................       3,540
  2,477  Cadence Design Systems, Inc.* .......      29,204
    200  Caliper Technologies Corporation* ...         600
    750  Candela Corporation* ................       4,507
    600  Captaris, Inc.* .....................       1,440
    900  Celeritek, Inc.* ....................       5,994
  3,681  CIENA Corporation* ..................      18,920
    700  Cirrus Logic, Inc.* .................       2,016
  1,997  CMGI, Inc.* .........................       1,959
    500  Coherent, Inc.* .....................       9,975
    700  CommScope, Inc.* ....................       5,530
    300  Communications Systems, Inc. ........       2,391
  2,800  Conexant Systems, Inc.* .............       4,508
    200  Cox Radio, Inc., Class A* ...........       4,562
    600  Cubic Corporation ...................      11,058
    900  Cypress Semiconductor
           Corporation* ......................       5,148
    300  DDi Corporation* ....................          66
    400  DSP Group, Inc.* ....................       6,328
    100  Ducommun, Inc.* .....................       1,585
    200  DuPont Photomasks, Inc.* ............       4,650
    300  e.spire Communications, Inc.*# ......           0
    100  EDO Corporation .....................       2,078
    300  Electro Scientific Industries, Inc.*        6,000
    400  Electronics Boutique Holdings
           Corporation* ......................       6,324
    600  Electronics for Imaging, Inc.* ......       9,757
    500  EMCORE Corporation* .................       1,095
    600  Emulex Corporation* .................      11,130
    100  Energy Conversion Devices, Inc.* ....         980
    600  Entegris, Inc.* .....................       6,180
    400  Environmental Tectonics
           Corporation* ......................       2,440
    100  Envision Development
           Corporation*# .....................           0
    200  Espey Mfg. & Electronics
           Corporation .......................       3,857
    600  ESS Technology, Inc.* ...............       3,774
    500  Exar Corporation* ...................       6,200

                       See Notes to Financial Statements.
                                        53

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
    700  Fairchild Semiconductor
           International Corporation,
           Class A* .......................... $     7,497
    400  FEI Company* ........................       6,116
    800  FuelCell Energy, Inc.* ..............       5,242
    100  General Cable Corporation ...........         380
    600  Getty Images, Inc.* .................      18,330
  1,434  GlobespanVirata, Inc.* ..............       6,324
    700  GrafTech International, Ltd.* .......       4,172
    700  Group 1 Software, Inc.* .............       8,365
  2,470  Guidant Corporation* ................      76,199
    300  Harman International
           Industries, Inc. ..................      17,850
  1,200  Harmonic, Inc.* .....................       2,760
    500  Harris Corporation ..................      13,150
    563  Hearst-Argyle Television, Inc.* .....      13,574
    100  hi/fn, inc.* ........................         578
    500  Hollywood Entertainment
           Corporation* ......................       7,550
    100  Hungarian Telephone and
           Cable Corporation* ................         787
    200  Illumina, Inc.* .....................         674
     10  Imergent, Inc.* .....................          17
 53,516  Intel Corporation ...................     833,244
    500  Interactive Data Corporation* .......       6,875
    500  International Rectifier
           Corporation* ......................       9,230
    900  Intersil Holding Corporation* .......      12,546
    100  Itron, Inc.* ........................       1,917
    700  ITT Industries, Inc. ................      42,483
    600  Ixia* ...............................       2,190
    200  IXYS Corporation* ...................       1,412
  1,800  Jabil Circuit, Inc.* ................      32,256
    600  Jaco Electronics, Inc. ..............       1,650
 12,530  JDS Uniphase Corporation* ...........      30,949
    200  JNI Corporation* ....................         554
    300  Keithley Instruments, Inc. ..........       3,750
    600  KEMET Corporation* ..................       5,244
    100  Kewaunee Scientific Corporation .....         930
  1,700  KLA-Tencor Corporation* .............      60,129
  1,300  Kopin Corporation* ..................       5,096


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
    700  Kulicke & Soffa Industries, Inc.* ... $     4,004
  1,100  Lam Research Corporation* ...........      11,880
    800  Lattice Semiconductor
           Corporation* ......................       7,016
    700  LightPath Technologies, Inc.,
           Class A* ..........................         224
  2,800  Linear Technology Corporation .......      72,016
    200  Littelfuse, Inc.* ...................       3,372
  1,700  Loral Space &
           Communications Ltd.* ..............         731
  3,390  LSI Logic Corporation* ..............      19,560
 28,486  Lucent Technologies, Inc. ...........      35,892
    540  Macromedia, Inc.* ...................       5,751
  2,590  Maxim Integrated Products, Inc. .....      85,574
    600  Maxwell Technologies, Inc. ..........       3,630
    800  Measurement Specialties, Inc.* ......       1,680
    800  MEMC Electronic Materials, Inc.* ....       6,056
    400  Mestek, Inc.* .......................       7,172
    900  Metawave Communications
           Corporation* ......................         252
    300  Methode Electronics, Inc.,
           Class A ...........................       3,291
  5,400  Micron Technology, Inc.* ............      52,596
  1,000  Microsemi Corporation ...............       6,090
    500  MKS Instruments, Inc.* ..............       8,215
    100  MOCON, Inc. .........................         709
  1,525  Molex, Inc. .........................      35,136
 18,541  Motorola, Inc. ......................     160,380
  1,900  MRV Communications, Inc.* ...........       2,033
    100  MTS Systems Corporation .............       1,002
    600  Nanometrics, Inc.* ..................       2,514
  1,900  National Semiconductor
           Corporation* ......................      28,519
    400  NeoMagic Corporation* ...............         432
    100  Netopia, Inc.* ......................         139
    300  Netro Corporation* ..................         819
  1,300  New Focus, Inc.* ....................       4,992
  7,300  Nextel Communications, Inc.,
           Class A* ..........................      84,315
  1,323  Novellus Systems, Inc.* .............      37,150

                       See Notes to Financial Statements.
                                        54

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
    200  Nu Horizons Electronics
           Corporation* ...................... $     1,156
  1,400  NVIDIA Corporation* .................      16,114
    200  Overland Storage, Inc.* .............       2,916
    200  ParkerVision, Inc.* .................       1,632
    100  Parlex Corporation* .................         981
    133  ParthusCeva, Inc.* ..................         786
    400  Pericom Semiconductor
           Corporation* ......................       3,324
  1,017  PerkinElmer, Inc. ...................       8,390
    900  Pixelworks, Inc.* ...................       5,220
    100  Plantronics, Inc.* ..................       1,513
    700  Plexus Corporation* .................       6,146
  1,700  Power-One, Inc.* ....................       9,639
    300  ProQuest Company* ...................       5,880
    800  QLogic Corporation* .................      27,608
  6,200  QUALCOMM, Inc.* .....................     225,618
    800  Rambus, Inc.* .......................       5,368
  1,600  Rational Software Corporation* ......      16,624
    700  Rayovac Corporation* ................       9,331
    100  Reliability, Inc.* ..................         102
  1,250  REMEC, Inc.* ........................       4,850
  1,400  RF Micro Devices, Inc.* .............      10,262
  1,072  Riverstone Networks, Inc.* ..........       2,273
    300  Rudolph Technologies, Inc.* .........       5,748
  4,736  Sanmina-SCI Corporation* ............      21,265
  1,300  Scientific-Atlanta, Inc. ............      15,418
    800  Semtech Corporation* ................       8,736
  1,800  Silicon Storage Technology, Inc.* ...       7,272
    300  Siliconix, Inc.* ....................       7,020
    473  SkillSoft PLC, ADR* .................       1,301
  1,682  Skyworks Solutions, Inc.* ...........      14,499
    100  SMTEK International, Inc.* ..........          83
  7,618  Solectron Corporation* ..............      27,044
    800  Stratex Networks, Inc.* .............       1,768
  1,987  Symbol Technologies, Inc. ...........      16,333
    400  Technitrol, Inc. ....................       6,456
    500  Tekelec* ............................       5,225
  3,700  Tellabs, Inc.* ......................      26,899
  1,000  Tellium, Inc.* ......................         640
  1,700  Teradyne, Inc.* .....................      22,117


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ELECTRONICS (CONTINUED)
  1,800  Terayon Communication
           Systems, Inc.* .................... $     3,690
 14,322  Texas Instruments, Inc. .............     214,973
    300  Therma-Wave, Inc.* ..................         315
  1,365  Thermo Electron Corporation* ........      27,464
    600  Thomas & Betts Corporation ..........      10,140
    450  THQ, Inc.* ..........................       5,962
  1,000  Three-Five Systems, Inc.* ...........       6,450
    500  Tollgrade Communications, Inc.* .....       5,865
  1,300  Transmeta Corporation* ..............       1,521
    650  TranSwitch Corporation* .............         448
  1,115  TriQuint Semiconductor, Inc.* .......       4,728
    200  TTM Technologies, Inc.* .............         662
    200  Tvia, Inc.* .........................         140
    200  Tweeter Home Entertainment
           Group, Inc.* ......................       1,172
    400  Unitil Corporation ..................       9,920
    600  Varian Medical Systems, Inc.* .......      29,760
    300  Varian Semiconductor Equipment
           Associates, Inc.* .................       7,128
    300  Varian, Inc.* .......................       8,607
    400  Vicor Corporation* ..................       3,300
  1,256  Vishay Intertechnology, Inc.* .......      14,042
    600  VISX, Inc.* .........................       5,748
  1,500  Vitesse Semiconductor
           Corporation* ......................       3,278
  1,400  Waters Corporation* .................      30,492
    200  Western Digital Corporation* ........       1,278
    500  Western Wireless Corporation,
           Class A* ..........................       2,650
    100  Wilson Greatbatch
           Technologies, Inc.* ...............       2,920
    300  WJ Communications, Inc.* ............         287
  2,800  Xilinx, Inc.* .......................      57,680
                                               -----------
                                                 3,796,845
                                               -----------

         ENERGY & UTILITIES - 3.0%
    400  Active Power, Inc.* .................         712
  4,885  AES Corporation* ....................      14,753
    300  AGL Resources, Inc. .................       7,290
  1,100  Allegheny Energy, Inc. ..............       8,316

                       See Notes to Financial Statements.
                                       55

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ENERGY & UTILITIES (CONTINUED)
    500  ALLETE .............................. $    11,340
    600  Alliant Energy Corporation ..........       9,930
  1,100  Ameren Corporation ..................      45,727
  2,980  American Electric Power
           Company, Inc. .....................      81,443
    800  American Water Works
           Company, Inc. .....................      36,384
  1,317  Aquila, Inc. ........................       2,331
    200  Artesian Resources Corporation,
           Class A ...........................       5,930
    400  Atmos Energy Corporation ............       9,328
    100  Black Hills Corporation .............       2,652
    400  California Water Service Group ......       9,460
  2,600  Calpine Corporation* ................       8,476
    500  Cascade Natural Gas Corporation .....      10,000
    248  Catalytica Energy Systems, Inc.* ....         684
  2,700  CenterPoint Energy, Inc. ............      22,950
    100  CH Energy Group, Inc. ...............       4,663
    100  Chesapeake Utilities Corporation ....       1,830
  1,400  Cinergy Corporation .................      47,208
    400  Cleco Corporation ...................       5,600
  1,200  CMS Energy Corporation ..............      11,328
    300  Connecticut Water Service, Inc. .....       7,569
  1,600  Consolidated Edison, Inc. ...........      68,512
  1,200  Constellation Energy Group, Inc. ....      33,384
    400  Covanta Energy Corporation* .........           4
  2,345  Dominion Resources, Inc. ............     128,740
  1,100  DPL, Inc. ...........................      16,874
    500  DQE, Inc. ...........................       7,620
  1,400  DTE Energy Company ..................      64,960
  7,200  Duke Energy Corporation .............     140,688
  3,332  Dynegy, Inc., Class A ...............       3,932
  2,900  Edison International ................      34,365
  4,814  El Paso Corporation .................      33,505
    500  Empire District Electric Company ....       9,100
    220  Energen Corporation .................       6,402
  1,100  Energy East Corporation .............      24,299
    300  EnergySouth, Inc. ...................       8,460
  1,700  Entergy Corporation .................      77,503
    600  Equitable Resources, Inc. ...........      21,024
  2,562  Exelon Corporation ..................     135,197

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ENERGY & UTILITIES (CONTINUED)
  2,300  FirstEnergy Corporation ............. $    75,831
  1,500  FPL Group, Inc. .....................      90,195
    400  Great Plains Energy, Inc. ...........       9,152
     60  H Power Corp.* ......................         230
    100  Hawaiian Electric Industries, Inc. ..       4,398
    300  IDACORP, Inc. .......................       7,449
  1,100  KeySpan Corporation .................      38,764
    900  Kinder Morgan, Inc. .................      38,043
    100  Laclede Group (The), Inc. ...........       2,420
    500  MDU Resources Group, Inc. ...........      12,905
    400  MGE Energy, Inc. ....................      10,708
    150  Middlesex Water Company .............       3,146
  3,766  Mirant Corporation* .................       7,118
    500  National Fuel Gas Company ...........      10,365
    300  New Jersey Resources
           Corporation .......................       9,477
    300  NICOR, Inc. .........................      10,209
  1,890  NiSource, Inc. ......................      37,800
  1,700  Northeast Utilities .................      25,789
    300  Northwest Natural Gas Company .......       8,118
    100  NorthWestern Corporation ............         508
    495  NSTAR ...............................      21,973
    300  NUI Corporation .....................       5,178
    646  OGE Energy Corporation ..............      11,370
    500  ONEOK, Inc. .........................       9,600
    400  Pennichuck Corporation ..............      11,576
  1,300  Pepco Holdings, Inc. ................      25,207
  3,400  PG&E Corporation* ...................      47,260
    453  Philadelphia Suburban
           Corporation .......................       9,332
    200  Piedmont Natural Gas
           Company, Inc. .....................       7,070
    600  Pinnacle West Capital Corporation ...       0,454
    300  PNM Resources, Inc. .................       7,146
  1,300  PPL Corporation .....................      45,084
  1,941  Progress Energy, Inc. ...............      84,142
  1,900  Public Service Enterprise
           Group, Inc. .......................      60,990
    500  Puget Energy, Inc. ..................      11,025
    500  Questar Corporation .................      13,910
  1,079  SCANA Corporation ...................      33,406

                       See Notes to Financial Statements.
                                        56

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ENERGY & UTILITIES (CONTINUED)
  1,500  Sempra Energy ....................... $    35,475
    800  Sierra Pacific Resources ............       5,200
  5,600  Southern Company ....................     158,984
    607  Southern Union Company* .............      10,016
    300  Streicher Mobile Fueling, Inc.* .....         300
  1,200  TECO Energy, Inc. ...................      18,564
  1,300  Touch America Holdings, Inc.* .......         507
  2,600  TXU Corporation .....................      48,568
    200  UGI Corporation .....................       7,478
    200  UIL Holdings Corporation ............       6,974
    500  UniSource Energy Corporation* .......       8,645
    433  Vectren Corporation .................       9,959
    400  Veritas DGC, Inc.* ..................       3,160
    600  Westar Energy, Inc. .................       5,940
    400  WGL Holdings, Inc. ..................       9,568
  4,900  Williams Companies, Inc. ............      13,230
  1,000  Wisconsin Energy Corporation ........      25,200
    200  WPS Resources Corporation ...........       7,764
  3,635  Xcel Energy, Inc. ...................      39,985
                                               -----------
                                                 2,423,338
                                               -----------

         ENERGY - RAW MATERIALS - 1.6%
    100  Adams Resources & Energy, Inc. ......         525
    100  Alpine Group, Inc.* .................          75
  2,128  Anadarko Petroleum Corporation ......     101,931
  1,170  Apache Corporation ..................      66,678
    598  Arch Coal, Inc. .....................      12,911
    300  Atwood Oceanics, Inc.* ..............       9,030
  2,800  Baker Hughes, Inc. ..................      90,132
    200  Barnwell Industries, Inc. ...........       4,020
  1,346  BJ Services Company* ................      43,489
    400  Buckeye Partners, L.P. ..............      15,360
  1,700  Burlington Resources, Inc. ..........      72,505
    500  Cabot Oil & Gas Corporation,
           Class A ...........................      12,390
    365  Cimarex Energy Co.* .................       6,534
    400  Cooper Cameron Corporation* .........      19,928
    400  Dawson Geophysical Company* .........       2,320
  1,356  Devon Energy Corporation ............      62,240
  1,200  ENSCO International, Inc. ...........      35,340
    900  Enterprise Products Partners L.P. ...      17,460


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         ENERGY - RAW MATERIALS (CONTINUED)
    900  EOG Resources, Inc. ................. $    35,928
    200  Evergreen Resources, Inc.* ..........       8,970
    489  FMC Technologies, Inc.* .............       9,990
    446  Forest Oil Corporation* .............      12,332
    700  Friede Goldman
           International, Inc.* ..............           1
    700  Grant Prideco, Inc.* ................       8,148
    405  Greka Energy Corporation* ...........       1,600
  3,700  Halliburton Company .................      69,227
    900  Key Energy Services, Inc.* ..........       8,073
    300  Kirby Corporation* ..................       8,217
    100  Lynx Therapeutics, Inc.* ............          41
  1,100  McDermott International, Inc. .......       4,818
    500  Newpark Resources, Inc.* ............       2,175
    400  NL Industries, Inc. .................       6,800
  1,200  Noble Corporation* ..................      42,180
    400  Noble Energy, Inc. ..................      15,020
  3,100  Occidental Petroleum Corporation ....      88,195
    200  Offshore Logistics, Inc.* ...........       4,384
    500  Peabody Energy Corporation ..........      14,615
    300  Penn Virginia Corporation ...........      10,905
    400  Plains All America Pipeline, L.P. ...       9,760
    100  Plains Exploration &
           Production Co.* ...................         975
    100  Plains Resources, Inc.* .............       1,185
    300  Prima Energy Corporation* ...........       6,708
  2,229  Reliant Resources, Inc.* ............       7,133
    700  Rowan Companies, Inc.* ..............      15,890
    115  Royale Energy, Inc.* ................         583
  4,600  Schlumberger, Ltd. ..................     193,614
    700  Smith International, Inc.* ..........      22,834
    400  Spinnaker Exploration Company* ......       8,820
    400  Swift Energy Company* ...............       3,868
    500  Tidewater, Inc. .....................      15,550
    300  Tom Brown, Inc.* ....................       7,530
    600  Trico Marine Services, Inc.* ........       1,998
    100  Unit Corporation* ...................       1,855
  1,000  USEC, Inc. ..........................       6,020
  1,000  Valero Energy Corporation ...........      36,940
    200  Western Gas Resources, Inc. .........       7,370
                                               -----------
                                                 1,273,120
                                               -----------

                       See Notes to Financial Statements.
                                        57

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         FOOD & AGRICULTURE - 3.9%
    700  7-Eleven, Inc.* ..................... $     5,250
    500  AFC Enterprises, Inc.* ..............      10,505
    600  Andersons, Inc. .....................       7,620
  5,161  Archer-Daniels-Midland Company ......      63,996
    688  Aurora Foods, Inc.* .................         537
    115  Benihana, Inc., Class A* ............       1,552
    400  Bob Evans Farms, Inc. ...............       9,340
  3,200  Campbell Soup Company ...............      75,104
    100  Coca-Cola Bottling Co.
           Consolidated ......................       6,451
 19,770  Coca-Cola Company ...................     866,321
  3,520  Coca-Cola Enterprises, Inc. .........      76,454
  4,173  ConAgra Foods, Inc. .................     104,367
    100  Consolidated-Tomoka Land
           Company ...........................       1,925
    656  Dean Foods Company* .................      24,338
  2,006  Del Monte Foods Company* ............      15,445
    400  Delta & Pine Land Company ...........       8,164
    300  Dole Food Company, Inc. .............       9,774
    200  Dreyer's Grand Ice Cream, Inc. ......      14,192
    700  Eden Bioscience Corporation* ........       1,001
    100  Embrex, Inc.* .......................       1,113
    100  Farmer Brothers Company .............      30,900
    700  Fleming Companies, Inc. .............       4,599
    330  Flowers Foods, Inc.* ................       6,438
    100  Fresh America Corporation* ..........           4
    400  Fresh Brands, Inc. ..................       6,600
    500  Fresh Del Monte Produce, Inc. .......       9,455
    200  Gehl Co. ............................       1,744
  2,900  General Mills, Inc. .................     136,155
    100  Griffin Land & Nurseries, Inc.* .....       1,449
    600  Hain Celestial Group, Inc.* .........       9,120
  2,700  Heinz (H.J.) Company ................      88,749
  1,000  Hershey Foods Corporation ...........      67,440
  1,000  Hormel Foods Corporation ............      23,330
    800  IMC Global, Inc. ....................       8,536
    200  International Multifoods
           Corporation .......................       4,238
    300  Interstate Bakeries Corporation .....       4,575
    618  J. M. Smucker Company (The) .........      24,603
  3,200  Kellogg Company .....................     109,664


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         FOOD & AGRICULTURE (CONTINUED)
    100  Lance, Inc. ......................... $     1,184
    100  LESCO, Inc. .........................       1,393
    400  Marsh Supermarkets, Inc., Class B ...       4,876
  1,000  McCormick & Company, Inc. ...........      23,200
    200  Mississippi Chemical Corporation ....          64
  2,140  Monsanto Company ....................      41,195
    100  Neogen Corporation* .................       1,466
  2,320  Pepsi Bottling Group, Inc. ..........      59,624
  1,000  PepsiAmericas, Inc. .................      13,430
 14,340  PepsiCo, Inc. .......................     605,435
    150  Pilgrim's Pride Corporation,
           Class A ...........................         885
    600  Pilgrim's Pride Corporation,
           Class B* ..........................       4,920
    300  Ralcorp Holdings, Inc.* .............       7,542
    500  Sanderson Farms, Inc. ...............      10,455
  6,220  Sara Lee Corporation ................     140,012
    200  Scotts Company (The), Class A* ......       9,808
    100  Seneca Foods Corporation, Class A* ..       1,477
    200  Sensient Technologies Corporation ...       4,494
    800  Smithfield Foods, Inc.* .............      15,872
    100  Standard Commercial Corporation .....       1,810
  1,200  SUPERVALU, Inc. .....................      19,812
  5,200  Sysco Corporation ...................     154,908
    400  Tasty Baking Company ................       3,480
    330  Tootsie Roll Industries, Inc. .......      10,124
  2,705  Tyson Foods, Inc., Class A ..........      30,350
    200  United Natural Foods, Inc.* .........       5,070
    400  Village Super Market, Inc.,
           Class A* ..........................       9,608
    450  Wild Oats Markets, Inc.* ............       4,644
  1,800  Wrigley (Wm.) Jr. Company ...........      98,784
  2,300  Yum! Brands, Inc.* ..................      55,706
                                               -----------
                                                 3,182,676
                                               -----------

         GOLD - 0.1%
    700  Comstock Resources, Inc.* ...........       6,503
    900  Meridian Gold, Inc.* ................      15,867
  3,100  Newmont Mining Corporation ..........      89,993
                                               -----------
                                                   112,363
                                               -----------

                       See Notes to Financial Statements.
                                        58

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         INSURANCE - 4.4%
    600  21st Century Insurance Group ........ $     7,512
  1,400  Aetna, Inc.* ........................      57,568
  4,100  AFLAC, Inc. .........................     123,492
    900  Alfa Corporation ....................      10,810
    100  Alleghany Corporation ...............      17,750
    400  Allmerica Financial Corporation .....       4,040
  5,600  Allstate Corporation ................     207,144
    800  Ambac Financial Group, Inc. .........      44,992
    500  American Financial Group, Inc. ......      11,535
 20,975  American International
           Group, Inc. .......................   1,213,404
    200  American National Insurance
           Company ...........................      16,404
    200  AmerUs Group Company ................       5,654
  2,400  Aon Corporation .....................      45,336
    300  Arch Capital Group Ltd.* ............       9,351
    500  Argonaut Group, Inc. ................       7,375
    300  Berkley (W.R.) Corporation ..........      11,883
  1,500  Chubb Corporation ...................      78,300
  1,100  CIGNA Corporation ...................      45,232
  1,400  Cincinnati Financial Corporation ....      52,570
  1,800  CNA Financial Corporation* ..........      46,080
    100  CNA Surety Corporation ..............         785
    300  Commerce Group, Inc. ................      11,247
  3,100  Conseco, Inc. .......................         121
    700  Crawford & Company, Class B .........       3,500
    210  Delphi Financial Group, Inc.,
           Class A* ..........................       7,971
    400  Erie Indemnity Company, Class A .....      14,504
    400  FBL Financial Group, Inc.,
           Class A ...........................       7,788
    814  Fidelity National Financial, Inc. ...      26,724
    100  Financial Industries Corporation ....       1,424
    567  First American Financial
           Corporation .......................      12,587
    200  First United Corporation ............       3,284
    100  FPIC Insurance Group, Inc.* .........         690
    800  Fremont General Corporation .........       3,592
    700  Gallagher (Arthur J.) & Company .....      20,566
    100  Great American Financial
           Resources, Inc. ...................       1,720


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         INSURANCE (CONTINUED)
    300  Harleysville Group, Inc. ............ $     7,929
  1,900  Hartford Financial Services
           Group, Inc. .......................      86,317
    500  Horace Mann Educators
           Corporation .......................       7,665
    100  Insurance Management
           Solutions Group, Inc.* ............         278
  1,300  Jefferson-Pilot Corporation .........      49,543
    200  Kansas City Life Insurance
           Company ...........................       7,580
    100  Liberty Corporation .................       3,880
  1,400  Lincoln National Corporation ........      44,212
  1,400  Loews Corporation ...................      62,244
    100  Markel Corporation* .................      20,550
  4,270  Marsh & McLennan
           Companies, Inc. ...................     197,317
  1,100  MBIA, Inc. ..........................      48,246
    200  Merchants Group, Inc. ...............       4,400
    500  Mercury General Corporation .........      18,790
  5,746  MetLife, Inc. .......................     155,372
    800  MGIC Investment Corporation .........      33,040
    400  MONY Group, Inc.* ...................       9,576
    300  Nationwide Financial
           Services, Inc., Class A ...........       8,595
    100  Navigators Group, Inc.* .............       2,295
    100  NYMAGIC, Inc. .......................       1,945
    500  Odyssey Re Holdings Corporation .....       8,850
    100  Ohio Casualty Corporation ...........       1,295
  1,100  Old Republic International
           Corporation .......................      30,800
    300  Penn Treaty American
           Corporation* ......................         597
    300  Penn-America Group, Inc. ............       2,715
    100  Philadelphia Consolidated
           Holding Corporation* ..............       3,540
    600  Phoenix Companies, Inc.* ............       4,560
    100  PMA Capital Corporation, Class A ....       1,433
  2,700  Principal Financial Group, Inc.* ....      81,351
    115  Proassurance Corporation* ...........       2,415
  1,800  Progressive Corporation .............      89,334
    500  Protective Life Corporation .........      13,760

                       See Notes to Financial Statements.
                                        59

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         INSURANCE (CONTINUED)
    720  Radian Group, Inc. .................. $    26,748
    400  Reinsurance Group of
           America, Inc. .....................      10,832
  1,200  Reliance Group Holdings, Inc. .......           1
    600  RLI Corporation .....................      16,740
  1,200  SAFECO Corporation ..................      41,604
    300  SCPIE Holdings, Inc. ................       1,977
    200  Selective Insurance Group, Inc. .....       5,036
    300  SNTL Corporation* ...................          34
  1,900  St. Paul Companies, Inc. ............      64,695
    200  StanCorp Financial Group, Inc. ......       9,770
    800  The PMI Group, Inc. .................      24,032
  1,000  Torchmark Corporation ...............      36,530
    450  Transatlantic Holdings, Inc. ........      30,015
  8,077  Travelers Property Casualty
           Corporation, Class B* .............     118,328
    100  Triad Guaranty, Inc.* ...............       3,686
    400  UICI* ...............................       6,220
    100  United Fire & Casualty Company ......       3,345
    500  Unitrin, Inc. .......................      14,610
  2,157  UnumProvident Corporation ...........      37,834
    400  Zenith National Insurance
           Corporation .......................       9,408
                                               -----------
                                                 3,604,804
                                               -----------

         INTERNATIONAL OIL - 3.4%
    100  ATP Oil & Gas Corporation* ..........         407
  8,596  ChevronTexaco Corporation ...........     571,462
  5,358  ConocoPhilips .......................     259,274
 54,340  Exxon Mobil Corporation .............   1,898,639
  1,797  GlobalSantaFe Corporation ...........      43,703
    100  Oil States International, Inc.* .....       1,290
  1,300  Pride International, Inc.* ..........      19,370
                                               -----------
                                                 2,794,145
                                               -----------

         LIQUOR - 0.5%
  6,900  Anheuser-Busch Companies, Inc. ......     333,960
    100  Boston Beer Company, Inc.,
           Class A* ..........................       1,430
    500  Brown-Forman Corporation,
           Class B ...........................      32,680


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         LIQUOR (CONTINUED)
    700  Constellation Brands, Inc.,
           Class A* .......................... $    16,597
    400  Coors (Adolph) Company,
           Class B ...........................      24,500
    200  Genesee Corporation, Class B ........       1,718
                                               -----------
                                                   410,885
                                               -----------

         MEDIA - 4.1%
    330  Acacia Research - Acacia
           Technologies* .....................         795
    400  Adolor Corporation* .................       5,488
    700  AMC Entertainment, Inc. .............       6,195
  1,600  American Tower Corporation,
           Class A ...........................       5,648
 35,774  AOL Time Warner, Inc.* ..............     468,639
    100  ARTISTdirect, Inc.* .................         215
    300  At Comm Corporation*+# ..............           0
  1,000  Belo Corporation, Class A ...........      21,320
  1,900  Cablevision Systems New York
           Group, Class A* ...................      31,806
  2,500  Charter Communications,
           Inc., Class A* ....................       2,950
  4,987  Clear Channel
           Communications, Inc.* .............     185,965
    837  CNET Networks, Inc.* ................       2,268
 18,322  Comcast Corp, Class A* ..............     431,850
    200  Consolidated Graphics, Inc.* ........       4,450
  4,938  Cox Communications, Inc.,
           Class A* ..........................     140,239
    200  Crown Media Holdings, Inc.,
           Class A* ..........................         452
    400  Cumulus Media, Inc., Class A* .......       5,948
    700  Dow Jones & Company, Inc. ...........      30,261
  2,100  EchoStar Communications
           Corporation, Class A* .............      46,746
    400  Entercom Communications
           Corporation* ......................      18,768
    600  Entravision Communications,
           Class A* ..........................       5,988
  2,700  Fox Entertainment Group, Inc.,
           Class A* ..........................      70,011


                       See Notes to Financial Statements.
                                        60

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         MEDIA (CONTINUED)
  2,100  Gannett Company, Inc. ............... $   150,780
  1,100  Gray Television, Inc., Class B ......      10,725
    750  Harte-Hanks, Inc. ...................      14,003
    900  Hispanic Broadcasting
           Corporation* ......................      18,495
    900  Hollinger International, Inc. .......       9,144
     40  iBEAM Broadcasting Corporation*# ....           0
    200  ImageX.com, Inc.* ...................          44
    200  Information Holdings, Inc.* .........       3,104
    500  Insight Communications
           Company, Inc.* ....................       6,190
    100  j2 Global Communications, Inc.* .....       1,904
    500  Journal Register Company* ...........       8,890
    770  Knight-Ridder, Inc. .................      48,703
    200  Lee Enterprises, Inc. ...............       6,704
    200  MaxWorldwide, Inc.* .................          99
    400  McClatchy Company, Class A ..........      22,692
  1,700  McGraw-Hill Companies, Inc. .........     102,748
    100  Media General, Inc., Class A ........       5,995
    700  Mediacom Communications
           Corporation* ......................       6,167
    200  Medialink Worldwide, Inc.* ..........         660
    300  Meredith Corporation ................      12,333
  1,900  Metro-Goldwyn-Mayer, Inc.* ..........      24,700
  1,300  New York Times Company,
           Class A ...........................      59,449
  1,300  PanAmSat Corporation* ...............      19,032
    200  Penton Media, Inc. ..................         136
    600  Playboy Enterprises, Inc., Class B* .       6,078
  1,368  PRIMEDIA, Inc.* .....................       2,818
    200  Pulitzer, Inc. ......................       8,990
    200  Quipp, Inc. .........................       2,550
    900  R.R. Donnelley & Sons Company .......      19,593
    600  Radio One, Inc.* ....................       8,772
    400  Reader's Digest Association, Inc.,
           Class A ...........................       6,040
    300  Salem Communications
           Corporation, Class A* .............       7,491
    300  Scholastic Corporation* .............      10,785
    600  Scripps (E.W.) Company, Class A .....      46,170
    300  Sinclair Broadcast Group, Inc.,
           Class A* ..........................       3,489

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MEDIA (CONTINUED)
    200  Spanish Broadcasting System, Inc.,
           Class A* .......................... $     1,440
    100  Tag-It Pacific, Inc.* ...............         363
    400  TiVo, Inc.* .........................       2,092
  2,501  Tribune Company .....................     113,696
  2,000  Univision Communications, Inc.,
           Class A* ..........................      49,000
  3,098  USA Networks, Inc.* .................      71,006
    300  Valassis Communications, Inc.* ......       8,829
    300  ValueVision International, Inc.,
           Class A* ..........................       4,494
 14,274  Viacom, Inc., Class B* ..............     581,808
 16,800  Walt Disney Company .................     274,008
    100  Washington Post Company,
           Class B ...........................      73,800
    800  Westwood One, Inc.* .................      29,888
    300  Wiley (John) & Sons, Inc., Class A ..       7,203
  1,000  XM Satellite Radio Holdings, Inc.,
           Class A* ..........................       2,690
    400  Young Broadcasting, Inc.,
           Class A* ..........................       5,268
                                               -----------
                                                 3,367,060
                                               -----------

         MISCELLANEOUS - 0.5%
    600  Acme Communications, Inc.* ..........       4,782
    500  Acuity Brands, Inc. .................       6,770
    100  AeroGen, Inc.* ......................          35
    100  Alaska Communications Systems
           Holdings, Inc.* ...................         184
    400  Alliance Resource Partners, L.P. ....       9,688
    800  American Home Mortgage
           Holdings, Inc. ....................       8,800
    200  American Mortgage Acceptance
           Company ...........................       2,818
    500  AMN Healthcare Services, Inc.* ......       8,455
  1,218  Anthem, Inc.* .......................      76,612
    600  AT&T Latin America Corporation,
           Class A* ..........................         126
    100  Braun Consulting, Inc.* .............          91
    200  Breakaway Solutions, Inc.*# .........           0
  1,100  Bunge Limited .......................      26,466

                       See Notes to Financial Statements.
                                        61

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS (CONTINUED)
    798  CGI Group, Inc., Class A* ........... $     3,487
    400  Ciphergen Biosystems, Inc.* .........       1,380
    200  Cybercash, Inc., Escrow*# ...........           0
    200  Ditech Communications
           Corporation* ......................         436
    300  E-LOAN, Inc.* .......................         555
    300  eMagin Corporation* .................         120
    100  EVCI Career Colleges, Inc.* .........          65
  1,100  Extreme Networks, Inc.* .............       3,597
  3,000  Finisar Corporation* ................       2,850
    100  First M&F Corporation ...............       2,775
    300  First Place Financial Corporation ...       4,989
     14  Five Star Quality Care, Inc.* .......          19
    200  Galyan's Trading Company* ...........       2,000
    600  Global Power Equipment
           Group, Inc.* ......................       2,958
     14  Havas Advertising - ADR .............          56
    700  i3 Mobile, Inc.* ....................         945
    484  Imagistics International, Inc.* .....       9,680
    200  Intelli-Check, Inc.* ................       1,380
    100  Internet America, Inc.* .............          35
    100  Interspeed, Inc.*# ..................           0
      4  InterWorld Corporation*# ............           0
     55  INVESTools, Inc.* ...................          13
     10  Ista Pharmaceuticals, Inc.* .........          31
    300  Kaneb Services LLC ..................       5,505
    100  Kindred Healthcare, Inc.* ...........       1,815
  2,200  Kraft Foods, Inc., Class A ..........      85,646
    700  Lawson Software, Inc.* ..............       4,025
    200  Liquid Audio, Inc.* .................         492
    700  LogicVision, Inc.* ..................       1,505
     88  LTWC Corp* ..........................           5
    300  Lynch Interactive Corporation* ......       7,950
    300  Management Network
           Group, Inc.* ......................         450
    400  MicroFinancial, Inc. ................         592
    600  Monolithic System
           Technology, Inc.* .................       7,248
    200  Morgan Group Holding
           Company* ..........................          14
    200  MutualFirst Financial, Inc. .........       3,952

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS (CONTINUED)
    200  Nassda Corporation* ................. $     2,244
     42  NCO Portfolio Management, Inc.* .....         258
    100  NetScreen Technologies, Inc.* .......       1,684
    300  Network Access Solutions
           Corporation* ......................           2
    400  NIC Inc* ............................         576
    300  Nucentrix Broadband
           Networks, Inc.* ...................         330
    100  Odyssey Healthcare, Inc.* ...........       3,470
    100  On2.com, Inc.* ......................          30
  1,683  Openwave Systems, Inc.* .............       3,366
    100  OraPharma, Inc.* ....................         732
    200  Paradyne Networks, Inc.* ............         256
    600  PDF Solutions, Inc.* ................       4,158
    100  Peet's Coffee & Tea, Inc.* ..........       1,413
    100  Playtex Products, Inc.* .............         988
    600  Quovadx, Inc.* ......................       1,452
    800  Sagent Technology, Inc.* ............         240
     40  SeraCare Life Sciences, Inc.* .......         240
    200  SFBC International, Inc.* ...........       2,596
  1,900  Silicon Image, Inc.* ................      11,400
    600  SoundView Technology
           Group, Inc.* ......................         900
    400  Support.com, Inc.* ..................       1,576
    100  Taser International, Inc.* ..........         404
    100  TeleCommunication Systems, Inc.,
           Class A* ..........................         201
    205  Tumbleweed Communications
           Corporation* ......................         318
    200  U.S. Interactive, Inc.*# ............           0
    347  United Online, Inc.* ................       5,532
    500  United Surgical Partners
           International, Inc.* ..............       7,811
    700  Valley Media, Inc.*# ................           0
    400  VCA Antech, Inc.* ...................       6,000
    800  Virologic, Inc.* ....................       1,064
    200  Waste Connections, Inc.* ............       7,722
    746  Weight Watchers
           International, Inc.* ..............      34,294
                                               -----------
                                                   402,654
                                               -----------

                       See Notes to Financial Statements.
                                        62

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE - 9.6%
    430  1st Source Corporation .............. $     7,202
    100  Acadiana Bancshares, Inc. ...........       3,862
    200  Affiliated Managers Group, Inc.* ....      10,060
    500  Airlease Ltd. - LP ..................         360
    200  Alexandria Real Estate
           Equities, Inc. ....................       8,520
    600  Alliance Capital Management
           Holding L.P. ......................      18,600
    900  Allied Capital Corporation ..........      19,647
    600  AMB Property Corporation ............      16,416
    500  AMCORE Financial, Inc. ..............      10,850
    300  American Capital Strategies, Ltd. ...       6,477
 10,600  American Express Company ............     374,710
    200  American Land Lease, Inc. ...........       2,818
    700  AmeriCredit Corporation* ............       5,418
  1,300  Ameritrade Holding Corp.* ...........       7,358
    500  Amli Residential Properties Trust ...      10,640
    700  Annaly Mortgage
           Management, Inc. ..................      13,160
    672  Apartment Investment &
           Management Company,
           Class A ...........................      25,187
  1,292  Archstone-Smith Trust ...............      30,414
    400  Arden Realty, Inc. ..................       8,860
    300  ARM Financial Group, Inc.,
           Class A# ..........................           0
    100  ASB Financial Corporation ...........       1,411
    800  Astoria Financial Corporation .......      21,720
    600  Avalonbay Communities, Inc. .........      23,484
    400  Bank of the Ozarks, Inc. ............       9,376
    800  BankUnited Financial Corporation,
           Class A* ..........................      12,944
    100  Banner Corporation ..................       1,886
    500  Bay View Capital Corporation ........       2,875
    955  Bear Stearns Companies, Inc .........      56,727
    200  Bedford Property Investors, Inc. ....       5,138
    354  Berkshire Hathaway, Inc.,
           Class B* ..........................     857,742
    100  BNP Residential Properties, Inc. ....       1,015
    412  BOK Financial Corporation* ..........      13,345
    500  Brandywine Realty Trust .............      10,905


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    400  BRE Properties, Inc., Class A ....... $    12,480
    700  Brown & Brown, Inc. .................      22,624
    600  Cadiz, Inc.* ........................         330
     73  Camco Financial Corporation .........       1,037
    400  Camden Property Trust ...............      13,200
  1,800  Capital One Financial Corporation ...      53,496
    400  CarrAmerica Realty Corporation ......      10,020
    900  Cash America International, Inc. ....       8,568
    500  Cathay Bancorp, Inc. ................      18,995
     10  CB Bancshares, Inc. .................         425
    300  CBL & Associates Properties, Inc. ...      12,015
    150  CCF Holding Company .................       2,551
    200  CenterPoint Properties
           Corporation .......................      11,430
    100  Charter Municipal Mortgage
           Acceptance Company ................       1,737
  2,171  Charter One Financial, Inc. .........      62,373
    300  Chateau Communities, Inc. ...........       6,900
    400  Chelsea Property Group, Inc. ........      13,324
  1,446  CIT Group, Inc. .....................      28,342
 40,625  Citigroup, Inc. .....................   1,429,594
    300  Citizens First Financial
           Corporation .......................       7,590
    200  Classic Bancshares, Inc. ............       5,122
    100  Coastal Bancorp, Inc. ...............       3,235
    300  Colonial Properties Trust ...........      10,182
    500  Commercial Federal Corporation ......      11,675
    245  Commercial Net Lease Realty .........       3,756
    100  Commonwealth Bancorp, Inc. ..........       4,637
    800  CompuCredit Corporation* ............       5,656
    100  Cornerstone Realty Income
           Trust, Inc. .......................         796
    398  Corrections Corporation
           of America* .......................       6,826
  1,100  Countrywide Credit Industries, Inc. .      56,815
    450  Cousins Properties, Inc. ............      11,115
  1,000  Crescent Real Estate
           Equities Company ..................      16,640
    100  Cross Timbers Royalty Trust .........       1,950
    446  CVB Financial Corporation ...........      11,342

                       See Notes to Financial Statements.
                                        63

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    167  Developers Diversified Realty
           Corporation ....................... $     3,672
    200  Downey Financial Corporation ........       7,800
    200  DVI, Inc.* ..........................       1,510
  3,737  E*TRADE Group, Inc.* ................      18,162
    600  Eaton Vance Corporation .............      16,950
    600  Edwards (A.G.), Inc. ................      19,776
    100  Essex Property Trust, Inc. ..........       5,085
  8,000  Fannie Mae ..........................     514,640
    300  Federal Realty Investment Trust .....       8,436
    750  Federated Investors, Inc., Class B ..      19,027
    200  FFD Financial Corporation ...........       2,404
    200  Fidelity Bankshares, Inc. ...........       3,580
    400  Financial Federal Corporation* ......      10,052
    264  First Federal Bankshares, Inc. ......       3,828
    300  First Financial Corporation .........      14,589
    300  First Industrial Realty Trust, Inc. .       8,400
    100  FirstCity Financial Corporation* ....         110
    675  Flagstar Bancorp, Inc. ..............      14,580
    300  Flushing Financial Corporation ......       4,913
  2,000  Franklin Resources, Inc. ............      68,160
  5,500  Freddie Mac .........................     324,775
    200  Gabelli Asset Management, Inc.,
           Class A* ..........................       6,008
    100  Gables Residential Trust ............       2,493
    462  Glacier Bancorp, Inc. ...............      10,890
    100  Glenborough Realty Trust, Inc. ......       1,782
  1,200  Golden West Financial
           Corporation .......................      86,172
  3,770  Goldman Sachs Group, Inc. ...........     256,737
    300  Golf Trust of America, Inc. .........         405
  1,000  GreenPoint Financial Corporation ....      45,180
    400  GS Financial Corporation ............       7,280
    100  Guaranty Financial Corporation ......       1,283
    400  Health Care Property
           Investors, Inc. ...................      15,320
    400  Health Care REIT, Inc. ..............      10,820
    400  Healthcare Realty Trust, Inc. .......      11,700
    300  HF Financial Corporation ............       4,290
    500  Highwoods Properties, Inc. ..........      11,050
  3,500  Household International, Inc. .......      97,335


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    700  HRPT Properties Trust ............... $     5,768
    100  IBERIABANK Corporation ..............       4,016
    500  Independence Community Bank
           Corporation .......................      12,690
    400  IndyMac Bancorp, Inc.* ..............       7,396
    500  Innkeepers USA Trust ................       3,830
  1,500  Instinet Group, Inc.* ...............       6,345
    387  International Bancshares
           Corporation .......................      15,267
    388  Investment Technology
           Group, Inc.* ......................       8,676
    400  Investors Financial Services
           Corporation .......................      10,956
    200  Investors Title Company .............       4,569
    200  Irwin Financial Corporation .........       3,300
  1,164  iStar Financial, Inc. ...............      32,650
    300  ITLA Capital Corporation* ...........       9,969
    100  Jacksonville Bancorp, Inc. ..........       2,800
    300  Jefferies Group, Inc. ...............      12,591
  2,600  John Hancock Financial
           Services, Inc. ....................      72,540
    600  John Nuveen Company, Class A ........      15,210
    400  Keystone Property Trust .............       6,788
    750  Kimco Realty Corporation ............      22,980
    700  Klamath First Bancorp, Inc. .........      11,242
  1,300  Knight Trading Group, Inc.* .........       6,227
    500  Koger Equity, Inc. ..................       7,800
    300  LabOne, Inc. ........................       5,316
    400  LaBranche & Company, Inc.* ..........      10,656
     74  Ladenburg Thalmann Financial
           Services, Inc.* ...................           7
    700  Legg Mason, Inc. ....................      33,978
  1,900  Lehman Brothers Holdings, Inc. ......     101,251
    200  LendingTree, Inc.* ..................       2,576
    400  Leucadia National Corporation .......      14,924
    200  Lexington Corporate
           Properties Trust ..................       3,180
    500  Liberty Property Trust ..............      15,970
    100  LNR Property Corporation ............       3,540
    600  LTC Properties, Inc. ................       4,032
    500  Mack-Cali Realty Corporation ........      15,150

                       See Notes to Financial Statements.
                                       64

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    300  Mahaska Investment Company .......... $     4,803
    800  Mail-Well, Inc.* ....................       2,000
     40  Major Automotive
           Companies, Inc.* ..................          34
    100  Malan Realty Investors, Inc. ........         405
    300  Manufactured Home
           Communities, Inc. .................       8,889
    100  Matrix Bancorp, Inc.* ...............         946
 10,127  MBNA Corporation ....................     192,616
    100  McGrath Rentcorp ....................       2,324
  6,846  Merrill Lynch & Company, Inc. .......     259,806
    100  Mid-America Apartment
           Communities, Inc. .................       2,445
    400  Midas, Inc. .........................       2,572
    300  Mills Corporation ...................       8,802
  1,200  Moody's Corporation .................      49,548
  8,700  Morgan Stanley Dean Witter
           & Company .........................     347,304
    100  MSB Financial, Inc. .................       1,178
    100  Mystic Financial, Inc. ..............       1,838
    200  National Golf Properties, Inc. ......       2,350
    700  Nationwide Health Properties, Inc. ..      10,451
    600  Neuberger Berman, Inc. ..............      20,094
    784  New York Community
           Bancorp, Inc. .....................      22,642
    500  NextCard, Inc.* .....................           3
    462  Northrim BanCorp, Inc. ..............       6,237
    100  Oregon Trail Financial
           Corporation .......................       2,084
    400  Pacific Capital BanCorporation ......      10,180
  1,300  Pacific Northwest Bancorp ...........      32,500
    200  Pan Pacific Retail Properties, Inc. .       7,306
    400  Parkway Properties, Inc. ............      14,032
    200  Penford Corporation .................       2,818
    300  Peoples Holding Company .............      12,225
    200  Philips International Realty
           Corporation .......................         302
    256  PHSB Financial Corporation ..........       3,995
    200  PMC Commercial Trust, SBI ...........       2,490
    600  Point West Capital Corporation* .....           2
    400  Prentiss Properties Trust ...........      11,312

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    100  Prime Group Realty Trust ............ $       461
  1,694  ProLogis Trust ......................      42,604
  2,500  Providian Financial Corporation .....      16,225
  4,700  Prudential Financial, Inc. ..........     149,178
    686  Public Storage, Inc. ................      22,165
    279  PVF Capital Corporation .............       3,501
    400  Raymond James Financial, Inc. .......      11,832
    300  Realty Income Corporation ...........      10,500
    400  Reckson Associates Realty
           Corporation .......................       8,420
    300  Redwood Trust, Inc.* ................       8,310
    400  Regency Centers Corporation .........      12,960
    300  RFS Hotel Investors, Inc. ...........       3,258
    600  Roslyn Bancorp, Inc. ................      10,818
    495  Santander BanCorp ...................       6,435
 10,664  Schwab (Charles) Corporation ........     115,704
    900  SEI Investments Company .............      24,462
     70  Senior Housing Properties Trust .....         743
    300  Siebert Financial Corporation .......         654
    300  SL Green Realty Corporation .........       9,480
  1,300  SLM Corporation .....................     135,018
    100  SNB Bancshares, Inc. ................       2,400
    100  Southern Banc Company, Inc. .........       1,475
  1,800  Sovereign Bancorp, Inc. .............      25,290
    110  Stan Lee Media, Inc.* ...............           1
    400  Staten Island Bancorp, Inc. .........       8,056
    400  Stewart Information Services
           Corporation .......................       8,556
  1,600  Stilwell Financial, Inc.* ...........      20,912
    200  Student Loan Corporation ............      19,560
    399  SWS Group, Inc. .....................       5,410
    900  T. Rowe Price Group, Inc. ...........      24,552
    100  Tanger Factory Outlet Centers, Inc. .       3,100
    242  Tarragon Realty Investors, Inc. .....       3,703
    400  Taubman Centers, Inc. ...............       6,492
    100  Teche Holding Company ...............       2,737
    236  Transcontinental Realty
           Investors, Inc. ...................       4,163
    100  UniCapital Corporation*# ............           0
  1,000  United Dominion Realty
           Trust, Inc. .......................      16,360

                       See Notes to Financial Statements.
                                       65

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MISCELLANEOUS FINANCE (CONTINUED)
    400  Universal Health Realty
           Income Trust ...................... $    10,500
    100  Value Line, Inc. ....................       4,344
    500  W Holding Company, Inc. .............       8,205
    650  Waddell & Reed Financial, Inc.,
           Class A ...........................      12,785
    439  Washington Federal, Inc. ............      10,909
  7,990  Washington Mutual, Inc. .............     275,895
    400  Washington Real Estate
           Investment Trust ..................      10,200
    100  Waypoint Financial Corporation ......       1,780
    404  Webster Financial Corporation .......      14,059
    200  Webvan Group, Inc.*# ................           0
    450  Weingarten Realty Investors .........      16,587
    100  Wesco Financial Corporation .........      30,995
    200  Westcorp ............................       4,200
     99  Westwood Holdings Group, Inc. .......       1,328
    100  Winfield Capital Corporation* .......          31
                                               -----------
                                                 7,793,135
                                               -----------

         MOTOR VEHICLES - 1.1%
    500  A.S.V., Inc.* .......................       3,925
    600  American Axle & Manufacturing
           Holdings, Inc.* ...................      14,052
    550  ArvinMeritor, Inc. ..................       9,169
    170  BorgWarner, Inc. ....................       8,571
    100  Cascade Corporation* ................       1,595
    900  Coachmen Industries, Inc. ...........      14,220
    400  CSK Auto Corporation* ...............       4,400
  1,200  Dana Corporation ....................      14,112
  5,076  Delphi Corporation ..................      40,862
    400  Donaldson Company, Inc. .............      14,400
    500  Eaton Corporation ...................      39,055
    500  Fleetwood Enterprises, Inc. .........       3,925
 14,135  Ford Motor Company ..................     131,456
  4,370  General Motors Corporation ..........     161,078
  7,400  General Motors Corporation,
           Class H ...........................      79,180
    580  Gentex Corporation* .................      18,351
  1,300  Genuine Parts Company ...............      40,040
  2,300  Harley-Davidson, Inc. ...............     106,260


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         MOTOR VEHICLES (CONTINUED)
    200  Keystone Automotive
           Industries, Inc.* ................. $     3,004
    400  Lear Corporation* ...................      13,312
    100  Lithia Motors, Inc., Class A* .......       1,569
    200  Modine Manufacturing Company ........       3,536
    200  Monaco Coach Corporation* ...........       3,310
    500  Navistar International Corporation* .      12,155
    200  Noble International, Ltd.* ..........       1,560
    300  O'Reilly Automotive, Inc.* ..........       7,587
    100  Oshkosh Truck Corporation ...........       6,150
    200  Polaris Industries, Inc. ............      11,720
  2,600  Return Assured, Inc.* ...............          16
    600  Rush Enterprises, Inc., Class A* ....       2,220
    600  Rush Enterprises, Inc., Class B* ....       2,190
    500  Smith (A.O.) Corporation ............      13,505
    400  Sonic Automotive, Inc.* .............       5,948
    534  SPX Corporation .....................      19,998
    300  Stoneridge, Inc.* ...................       3,570
    300  Superior Industries
           International, Inc. ...............      12,408
    500  Thor Industries, Inc. ...............      17,215
  1,200  Visteon Corporation .................       8,352
    400  Winnebago Industries, Inc. ..........      15,692
                                               -----------
                                                   869,668
                                               -----------

         NON-DURABLES & ENTERTAINMENT - 1.1%
    300  Action Performance
           Companies, Inc.* ..................       5,700
    600  Activision, Inc.* ...................       8,754
    700  American Greetings Corporation,
           Class A* ..........................      11,060
    500  Applebee's International, Inc. ......      11,595
    300  Ark Restaurants Corporation* ........       1,815
    300  Boston Celtics, L.P.* ...............       8,250
    220  Bowl America, Inc., Class A .........       2,596
    700  Brinker International, Inc.* ........      22,575
    100  Buca, Inc.* .........................         832
    100  Canterbury Park Holding
           Corporation* ......................       1,327
    300  CBRL Group, Inc. ....................       9,039
    400  Cedar Fair, L.P. ....................       9,440

                       See Notes to Financial Statements.
                                       66

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    400  Centillium Communications, Inc.* .... $       904
    200  Championship Auto Racing
           Teams, Inc.* ......................         740
    500  Cheesecake Factory (The), Inc.* .....      18,075
    300  Churchill Downs, Inc. ...............      11,454
    600  CKE Restaurants, Inc. ...............       2,580
    200  Cooker Restaurant Corporation .......           3
  2,700  Corvis Corporation* .................       1,917
  1,200  Darden Restaurants, Inc. ............      24,540
    600  Dave & Buster's, Inc.* ..............       5,190
    100  Diedrich Coffee, Inc.* ..............         347
    100  Dixon Ticonderoga Company* ..........         168
    200  drkoop.com, Inc.*# ..................           0
  1,100  Electronic Arts, Inc.* ..............      54,747
    633  Energizer Holdings, Inc.* ...........      17,661
    500  Factory 2-U Stores, Inc.* ...........       1,705
  1,100  Fortune Brands, Inc. ................      51,161
    275  Fossil, Inc.* .......................       5,594
    500  Frisch's Restaurants, Inc. ..........      10,375
  1,550  Hasbro, Inc. ........................      17,903
    500  Hollywood Media Corporation* ........         500
    300  Huffy Corporation ...................       1,791
    600  International Game Technology* ......      45,552
    512  International Speedway
           Corporation, Class A ..............      19,092
    500  Jack in the Box, Inc.* ..............       8,645
    800  JAKKS Pacific, Inc.* ................      10,776
    300  Kreisler Manufacturing
           Corporation* ......................       1,740
    500  Krispy Kreme Doughnuts, Inc.* .......      16,885
    300  Lancaster Colony Corporation ........      11,724
    100  Landry's Restaurants, Inc. ..........       2,124
    200  Lone Star Steakhouse &
           Saloon, Inc. ......................       3,868
    600  Luby's, Inc. ........................       1,746
    100  Marcus Corporation ..................       1,420
  3,380  Mattel, Inc. ........................      64,727
 10,000  McDonald's Corporation ..............     160,800
    300  Movado Group, Inc. ..................       5,643
    100  National Beverage Corporation* ......       1,530
  2,236  Newell Rubbermaid, Inc. .............      67,818


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         NON-DURABLES & ENTERTAINMENT (CONTINUED)
    900  Oakley, Inc.* ....................... $     9,243
    500  Outback Steakhouse, Inc.* ...........      17,220
    500  Peco II, Inc.* ......................         320
    400  Piccadilly Cafeterias, Inc. .........         480
    100  Riviana Foods, Inc. .................       2,702
    700  Ruby Tuesday, Inc. ..................      12,103
    100  Russ Berrie and Company, Inc. .......       3,378
  2,200  Service Corporation International* ..       7,304
    700  Sotheby's Holdings, Inc., Class A ...       6,300
    100  Star Buffet, Inc.* ..................         218
  3,000  Starbucks Corporation* ..............      61,140
    900  Stewart Enterprises, Inc., Class A ..       5,014
    300  Tupperware Corporation ..............       4,524
    800  Wendy's International, Inc. .........      21,656
    100  World Wrestling Federation
           Entertainment, Inc.* ..............         805
                                               -----------
                                                   896,835
                                               -----------

         NON-FERROUS METALS - 0.3%
  6,648  Alcoa, Inc. .........................     151,441
    700  Commercial Metals Company ...........      11,368
    300  Commonwealth Industries, Inc. .......       2,049
    900  Engelhard Corporation ...............      20,115
    900  Freeport-McMoRan Copper &
           Gold, Inc., Class B* ..............      15,102
    200  Minerals Technologies, Inc. .........       8,630
    500  Mueller Industries, Inc.* ...........      13,625
    620  Phelps Dodge Corporation ............      19,623
    450  Reliance Steel & Aluminum
           Company ...........................       9,378
    500  Southern Peru Copper
           Corporation .......................       7,200
    300  Stillwater Mining Company* ..........       1,605
    100  United Park City Mines Company* .....       1,779
    300  Wolverine Tube, Inc.* ...............       1,713
                                               -----------
                                                   263,628
                                               -----------

         OPTICAL & PHOTO - 0.2%
    288  Advanced Medical Optics, Inc.* ......       3,447
  8,919  Corning, Inc. .......................      29,522
    200  CPI Corporation .....................       2,898

                       See Notes to Financial Statements.
                                       67

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         OPTICAL & PHOTO (CONTINUED)
  2,600  Eastman Kodak Company ............... $    91,104
    300  Imation Corporation* ................      10,524
  1,200  Ingram Micro, Inc., Class A* ........      14,820
    525  Photronics, Inc.* ...................       7,193
    200  Zygo Corporation* ...................       1,398
                                               -----------
                                                   160,906
                                               -----------

         PAPER & FOREST PRODUCTS - 0.8%
    400  Bowater, Inc. .......................      16,780
    600  Caraustar Industries, Inc. ..........       5,688
    300  Chesapeake Corporation ..............       5,355
    200  CSS Industries, Inc.* ...............       6,620
    100  Deltic Timber Corporation ...........       2,670
    800  EarthShell Corporation* .............         464
    500  FiberMark, Inc.* ....................       3,790
  1,717  Georgia-Pacific Group ...............      27,747
    100  Glatfelter ..........................       1,316
  3,992  International Paper Company .........     139,600
     83  Kadant, Inc.* .......................       1,245
  4,274  Kimberly-Clark Corporation ..........     202,887
    800  Longview Fibre Company ..............       5,784
  1,200  Louisiana-Pacific Corporation .......       9,672
    700  Lydall, Inc.* .......................       7,945
  1,876  MeadWestvaco Corporation ............      46,356
    800  Packaging Corporation of
           America* ..........................      14,592
    100  Pope & Talbot, Inc. .................       1,426
    200  Potlatch Corporation ................       4,776
    100  Rayonier, Inc. ......................       4,525
    100  Rock-Tenn Company , Class A .........       1,348
  1,900  Smurfit-Stone Container
           Corporation* ......................      29,243
    400  Temple-Inland, Inc. .................      17,924
    200  Universal Forest Products, Inc. .....       4,264
    300  Watson Wyatt & Company
           Holdings* .........................       6,525
    100  Wausau-Mosinee Paper
           Corporation .......................       1,122
  1,700  Weyerhaeuser Company ................      83,657
                                               -----------
                                                   653,321
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         PRODUCER GOODS - 4.9%
  3,100  3M Company .......................... $   382,230
    200  Actrade Financial
           Technologies, Ltd.* ...............          23
    260  Actuant Corporation, Class A* .......      12,077
    400  Advanced Energy Industries, Inc.* ...       5,088
    800  Aeroflex, Inc.* .....................       5,520
    600  AGCO Corporation* ...................      13,260
    508  Albany International Corporation,
           Class A ...........................      10,495
    600  American Standard
           Companies, Inc.* ..................      42,684
    100  AMETEK, Inc. ........................       3,849
    600  Applied Industrial
           Technologies, Inc. ................      11,340
    400  AptarGroup, Inc. ....................      12,496
    700  Astec Industries, Inc.* .............       6,951
    100  Ault, Inc.* .........................         190
    900  Avery Dennison Corporation ..........      54,972
  1,189  Axcelis Technologies, Inc.* .........       6,669
    200  AZZ, Inc. ...........................       2,484
    500  Baldor Electric Company .............       9,875
    200  Blyth, Inc. .........................       5,352
    100  Briggs & Stratton Corporation .......       4,247
    200  Cantel Medical Corporation* .........       2,532
    500  Capstone Turbine Corporation* .......         450
  2,800  Caterpillar, Inc. ...................     128,016
    200  Chicago Rivet & Machine
           Company ...........................       4,520
    100  Chromcraft Revington, Inc.* .........       1,305
    600  Cognex Corporation* .................      11,058
    500  Comfort Systems USA, Inc.* ..........       1,675
    600  Concord Camera Corporation* .........       3,258
    700  Cooper Industries, Ltd., Class A ....      25,515
    100  CUNO, Inc.* .........................       3,312
    200  Curtiss-Wright Corporation ..........      12,764
    100  Daisytek International
           Corporation* ......................         793
  1,900  Deere & Company .....................      87,115
    150  DiamondCluster International,
           Inc., Class A* ....................         471
  1,500  Dover Corporation ...................      43,740

                       See Notes to Financial Statements.
                                       68

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         PRODUCER GOODS (CONTINUED)
  1,500  DT Industries, Inc. ................. $     3,915
    100  DuraSwitch Industries, Inc.* ........          95
    450  Eastern Company (The) ...............       4,959
    110  Edelbrock Corporation ...............       1,253
  3,300  Emerson Electric Company ............     167,805
    750  Encompass Services Corporation* .....           4
    229  EnPro Industries, Inc.* .............         916
    600  Fastenal Company ....................      22,434
    500  Federal Signal Corporation ..........       9,710
    400  Fisher Scientific International, Inc.*     12,032
    500  Flowserve Corporation* ..............       7,395
    200  Franklin Electric Company, Inc. .....       9,602
 79,946  General Electric Company ............   1,946,685
    225  Graco, Inc.* ........................       6,446
    700  Hanover Compressor Company* .........       6,426
    200  Hardinge, Inc. ......................       1,650
    400  Harsco Corporation ..................      12,756
    100  Hexcel Corporation* .................         300
    500  HON INDUSTRIES, Inc. ................      14,140
  6,475  Honeywell International, Inc. .......     155,400
    500  Hubbell, Inc., Class B ..............      17,570
    400  Hydril Company* .....................       9,428
    300  IDEX Corporation ....................       9,810
  2,623  Illinois Tool Works, Inc. ...........     170,128
    200  Invivo Corporation ..................       2,808
    100  Ionics, Inc.* .......................       2,280
    700  JLG Industries, Inc. ................       5,271
    700  Johnson Controls, Inc. ..............      56,119
    400  Kaydon Corporation ..................       8,484
    400  Kennametal, Inc. ....................      13,792
    200  Lancer Corporation* .................       1,860
    200  Libbey, Inc. ........................       5,200
    400  Lincoln Electric Holdings, Inc. .....       9,260
    300  Lone Star Technologies, Inc.* .......       4,467
    700  MagneTek, Inc.* .....................       3,108
    350  Manitowoc Company, Inc. .............       8,925
    200  Material Sciences Corporation* ......       2,588
    200  Matthews International
           Corporation, Class A ..............       4,466
    400  Merix Corporation* ..................       3,360
    700  Micrel, Inc.* .......................       6,286

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         PRODUCER GOODS (CONTINUED)
    500  Milacron, Inc. ...................... $     2,975
    500  Miller (Herman), Inc. ...............       9,200
    500  Millipore Corporation ...............      17,000
    100  Misonix, Inc.* ......................         385
    338  Mykrolis Corporation* ...............       2,468
    400  Nordson Corporation .................       9,932
    200  Norstan, Inc.* ......................       1,006
    500  Oceaneering International, Inc.* ....      12,370
    800  Pall Corporation ....................      13,344
    500  Park-Ohio Holdings Corporation* .....       2,080
    829  Parker-Hannifin Corporation .........      38,242
    800  Penn Engineering & Manufacturing
           Corporation .......................       8,520
    400  Pentair, Inc. .......................      13,820
    300  Plug Power, Inc.* ...................       1,347
    400  Precision Castparts Corporation .....       9,700
    400  Presstek, Inc.* .....................       1,844
  1,000  Proton Energy Systems, Inc.* ........       3,000
    300  Roper Industries, Inc. ..............      10,980
  1,400  Safeguard Scientifics, Inc.* ........       1,904
    200  Sequa Corporation, Class A* .........       7,822
    400  Shaw Group, Inc.* ...................       6,580
    446  Snap-on, Inc. .......................      12,537
    300  Standex International Corporation ...       7,152
    300  Steelcase, Inc. .....................       3,288
    300  Tech/Ops Sevcon, Inc. ...............       1,530
    200  Tecumseh Products Company,
           Class A ...........................       8,826
    300  Teleflex, Inc. ......................      12,867
    100  Tenneco Automotive, Inc. ............         404
    600  Terex Corporation* ..................       6,684
    400  Timken Company ......................       7,640
    600  Trinity Industries, Inc. ............      11,376
    100  Twin Disc, Inc. .....................       1,238
    800  U.S. Industries, Inc. ...............       2,104
    100  U.S.A. Floral Products, Inc.*# ......           0
    900  Valhi, Inc. .........................       7,470
    600  Valmont Industries, Inc. ............      11,640
    800  W.W. Grainger, Inc. .................      41,240
    200  Watsco, Inc. ........................       3,276
    100  York International Corporation ......       2,557

                       See Notes to Financial Statements.
                                        69

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         PRODUCER GOODS (CONTINUED)
    300  Zebra Technologies Corporation,
           Class A* .......................... $    17,190
                                               -----------
                                                 3,978,997
                                               -----------

         RAILROAD & SHIPPING - 0.4%
    200  Alexander & Baldwin, Inc. ...........       5,158
  3,100  Burlington Northern Santa Fe
           Corporation .......................      80,631
  1,800  CSX Corporation .....................      50,958
    400  Florida East Coast Industries, Inc.,
           Class A ...........................       9,280
    300  GATX Corporation ....................       6,846
    225  Genesee & Wyoming, Inc.,
           Class A* ..........................       4,579
    200  Greenbrier Companies, Inc. ..........       1,426
    100  International Shipholding
           Corporation .......................         610
    423  Kansas City Southern* ...............       5,076
  3,000  Norfolk Southern Corporation ........      59,970
    300  Overseas Shipholding Group, Inc. ....       5,370
    600  Transport Corporation of
           America, Inc.* ....................       2,940
  2,100  Union Pacific Corporation ...........     125,727
    400  Wabtec Corporation ..................       5,616
                                               -----------
                                                   364,187
                                               -----------

         REAL PROPERTY - 0.7%
    100  Alexander's, Inc.* ..................       6,455
    100  American Retirement Corporation* ....         195
    700  Boston Properties, Inc. .............      25,802
    900  Burnham Pacific Properties, Inc. ....         698
    900  Catellus Development
           Corporation* ......................      17,865
    100  Center Trust, Inc. ..................         780
    200  Corporate Office Properties Trust ...       2,806
    976  Duke-Weeks Realty Corporation .......      24,839
  3,245  Equity Office Properties Trust ......      81,060
  2,054  Equity Residential Properties Trust .      50,487
    200  FBR Asset Investment Corporation ....       6,780
    500  FelCor Lodging Trust, Inc. ..........       5,720

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         REAL PROPERTY (CONTINUED)
    600  Forest City Enterprises, Inc.,
           Class A ........................... $    20,010
    500  General Growth Properties, Inc. .....      26,000
    100  Home Properties of
           New York, Inc. ....................       3,445
    900  HomeStore.com, Inc.* ................         765
    400  Hospitality Properties Trust ........      14,080
    500  JDN Realty Corporation ..............       5,475
    300  Jones Lang LaSalle, Inc.* ...........       4,614
    400  Kilroy Realty Corporation ...........       9,220
    500  Mid-Atlantic Realty Trust ...........       8,700
  1,200  New Plan Excel Realty Trust, Inc. ...      22,908
    400  Newhall Land & Farming
           Company ...........................      11,500
  1,359  Plum Creek Timber Company, Inc. .....      32,072
    400  Post Properties, Inc. ...............       9,560
    200  Ramco-Gershenson
           Properties Trust ..................       3,950
    600  Rouse Company .......................      19,020
    400  Saul Centers, Inc. ..................       9,520
    100  Shelbourne Properties I, Inc.* ......       6,785
  1,400  Simon Property Group, Inc. ..........      47,698
    500  The St. Joe Company .................      15,000
    246  Thornburg Mortgage, Inc. ............       4,945
    300  Trammell Crow Company* ..............       2,700
    200  Trizec Properties, Inc. .............       1,878
    800  Vornado Realty Trust ................      29,760
    100  Wellsford Real Properties, Inc.* ....       1,576
                                               -----------
                                                   534,668
                                               -----------

         RETAIL - 6.3%
    300  1-800-FLOWERS.COM, Inc.* ............       1,875
    100  3Dshopping.com*# ....................           0
    400  99 Cents Only Stores* ...............      10,744
  1,000  Abercrombie & Fitch Company,
           Class A* ..........................      20,460
    300  Advance Auto Parts, Inc.* ...........      14,670
  3,208  Albertson's, Inc. ...................      71,410
    300  Alloy Online, Inc.* .................       3,285
  3,000  Amazon.com, Inc.* ...................      56,670
    700  American Eagle Outfitters, Inc.* ....       9,646

                       See Notes to Financial Statements.
                                        70

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL (CONTINUED)
    300  Ames Department Stores, Inc.*# ...... $         0
    500  AnnTaylor Stores Corporation* .......      10,210
    900  AutoZone, Inc.* .....................      63,585
  2,400  Bed Bath & Beyond, Inc.* ............      82,872
  3,000  Best Buy Company, Inc.* .............      72,450
    600  Big Lots, Inc.* .....................       7,938
    600  BJ's Wholesale Club, Inc.* ..........      10,980
    400  Blair Corporation ...................       9,328
    100  Blue Rhino Corporation* .............       1,739
    400  Borders Group, Inc.* ................       6,440
    100  Brookstone, Inc.* ...................       1,446
    500  Burlington Coat Factory
           Warehouse Corporation .............       8,975
    790  CarMax, Inc.* .......................      14,125
    700  Casey's General Stores, Inc. ........       8,547
    700  Central Garden & Pet Company* .......      12,957
    500  Charlotte Russe Holding, Inc.* ......       5,305
    700  Chico's FAS, Inc.* ..................      13,237
    300  CHS Electronics, Inc.* ..............           1
  2,200  Circuit City Stores, Inc. ...........      16,324
    200  Claire's Stores, Inc. ...............       4,414
    200  Cole National Corporation* ..........       2,280
    100  Cost-U-Less, Inc.* ..................         102
  3,600  Costco Wholesale Corporation* .......     101,016
  3,240  CVS Corporation .....................      80,903
    100  dELiA*s Corporation, Class A* .......          45
    700  Dillard's, Inc., Class A ............      11,102
  2,731  Dollar General Corporation ..........      32,635
  1,050  Dollar Tree Stores, Inc.* ...........      25,799
    700  Dress Barn, Inc.* ...................       9,310
    200  Egghead.com, Inc.*# .................           0
    400  Enesco Group, Inc. ..................       2,832
    700  eToys, Inc.*+# ......................           0
  1,300  Family Dollar Stores, Inc. ..........      40,573
  1,900  Federated Department
           Stores, Inc.* .....................      54,644
    100  Finlay Enterprises, Inc.* ...........       1,206
    800  Foot Locker, Inc. ...................       8,400
    200  Footstar, Inc.* .....................       1,392
  7,250  Gap, Inc. ...........................     112,520
    400  Gardenburger, Inc.* .................         100

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL (CONTINUED)
    300  Genesco, Inc.* ...................... $     5,589
    900  Goody's Family Clothing, Inc. .......       3,996
    400  Great Atlantic & Pacific Tea
           Company, Inc. .....................       3,224
    500  Guitar Center, Inc.* ................       8,280
 18,850  Home Depot, Inc. ....................     451,646
    500  Insight Enterprises, Inc.* ..........       4,155
  2,067  J.C. Penney Company, Inc.
           (Holding Company) .................      47,562
  5,200  Kmart Corporation* ..................       1,053
  2,800  Kohl's Corporation* .................     156,660
  6,500  Kroger Company* .....................     100,425
  3,815  Limited Brands ......................      53,143
    400  Linens `n Things, Inc.* .............       9,040
    170  Longs Drug Stores, Inc. .............       3,526
  6,428  Lowe's Companies, Inc. ..............     241,050
  2,250  May Department Stores Company .......      51,705
    486  Men's Wearhouse, Inc.* ..............       8,335
    600  Michaels Stores, Inc.* ..............      18,780
    300  Neiman Marcus Group, Inc.,
           Class A* ..........................       9,117
  1,100  Nordstrom, Inc. .....................      20,867
  2,600  Office Depot, Inc.* .................      38,376
  1,100  OfficeMax, Inc.* ....................       5,500
    100  Overstock.com, Inc.* ................       1,300
    200  Payless ShoeSource, Inc.* ...........      10,294
    200  PC Connection, Inc.* ................       1,014
    300  Pep Boys-Manny, Moe & Jack ..........       3,480
  1,000  PETsMART, Inc.* .....................      17,130
    700  Pier 1 Imports, Inc. ................      13,251
    300  PriceSmart, Inc.* ...................       6,969
    100  Provell, Inc., Class A*# ............           0
  1,700  RadioShack Corporation ..............      31,858
  1,300  Rite Aid Corporation ................       3,185
    700  Ross Stores, Inc. ...................      29,673
  3,800  Safeway, Inc.* ......................      88,768
  1,000  Saks, Inc.* .........................      11,740
    400  School Specialty, Inc.* .............       7,992
  2,500  Sears, Roebuck & Company ............      59,875
    300  Sharper Image Corporation* ..........       5,229
    200  Shoe Carnival, Inc.* ................       2,802

                       See Notes to Financial Statements.
                                       71

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         RETAIL (CONTINUED)
    300  Stamps.com, Inc.* ................... $     1,401
  4,200  Staples, Inc.* ......................      76,860
    300  Summit America Television, Inc.* ....         801
    700  Systemax, Inc.* .....................       1,085
    500  Talbots, Inc. .......................      13,765
  7,400  Target Corporation ..................     222,000
  1,500  Tiffany & Company ...................      35,865
  4,300  TJX Companies, Inc. .................      83,936
  1,600  Toys "R" Us, Inc.* ..................      16,000
    400  UniFirst Corporation ................       8,080
    100  Urban Outfitters, Inc.* .............       2,357
    700  Value America, Inc.*# ...............           0
 35,770  Wal-Mart Stores, Inc. ...............   1,806,743
  8,100  Walgreen Company ....................     236,439
    300  Weis Markets, Inc. ..................       9,315
    400  West Marine, Inc.* ..................       5,476
    225  Wet Seal, Inc., Class A* ............       2,421
    350  Whitehall Jewellers, Inc.* ..........       3,325
    400  Whole Foods Market, Inc.* ...........      21,092
  1,000  Williams-Sonoma, Inc.* ..............      27,150
  1,000  Winn-Dixie Stores, Inc. .............      15,280
    300  Yankee Candle Company, Inc.* ........       4,800
    300  Zale Corporation* ...................       9,570
    100  Zany Brainy, Inc.*# .................           0
                                               -----------
                                                 5,164,842
                                               -----------

         STEEL - 0.1%
  1,700  AK Steel Holding Corporation* .......      13,600
    950  Allegheny Technologies, Inc. ........       5,918
    200  Ampco-Pittsburgh Corporation ........       2,432
    400  Carpenter Technology Corporation ....       4,980
    200  Gibraltar Steel Corporation .........       3,808
    600  Intermet Corporation ................       2,520
    100  Northwest Pipe Company* .............       1,730
    600  Nucor Corporation ...................      24,780
    500  Oregon Steel Mills, Inc. ............       2,010
    500  Ryerson Tull, Inc. ..................       3,050
    200  Steel Dynamics, Inc.* ...............       2,406
    900  United States Steel Corporation .....      11,808
     66  WHX Corporation* ....................         162
    700  Worthington Industries, Inc. ........      10,668
                                               -----------
                                                    89,872
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         TELECOMMUNICATIONS - 3.6%
    600  ADTRAN, Inc.* ....................... $    19,740
    700  Advanced Fibre
           Communications, Inc.* .............      11,676
    300  AirGate PCS, Inc.* ..................         186
    700  Alamosa Holdings, Inc.* .............         364
    800  Allegence Telcom, Inc.* .............         536
  2,401  ALLTEL Corporation ..................     122,451
    400  Applied Innovation, Inc.* ...........       1,212
  5,981  AT&T Corp. ..........................     156,164
 25,897  AT&T Wireless Services, Inc.* .......     146,318
  2,890  Avaya, Inc.* ........................       7,080
 14,800  BellSouth Corporation ...............     382,876
  2,139  Broadwing, Inc.* ....................       7,529
    900  Centennial Cellular Corporation,
           Class A* ..........................       2,349
  1,000  CenturyTel, Inc. ....................      29,380
    450  Choice One
           Communications, Inc.* .............          72
  2,000  Citizens Communications
           Company ...........................      21,100
    200  Convergent
           Communications, Inc.*+# ...........           0
    300  Covad Communications
           Group, Inc.* ......................         282
  1,900  Crown Castle International
           Corporation* ......................       7,125
    139  D & E Communications, Inc. ..........       1,162
    200  Davel Communications, Inc.* .........           3
  1,100  Dobson Communications
           Corporation, Class A* .............       2,431
  1,100  Global TeleSystems Group, Inc.*+# ...           0
    500  ICG Communications, Inc.*+# .........           0
    400  Inet Technologies, Inc.* ............       2,440
    200  InterDigital Communications
           Corporation* ......................       2,912
    400  ITXC Corporation* ...................         928
    200  Leap Wireless International, Inc.* ..          30
  3,300  Level 3 Communications, Inc.* .......      16,170
    400  Lexent, Inc.* .......................         344
 21,600  Liberty Media Corporation,
           Class A* ..........................     193,104

                       See Notes to Financial Statements.
                                        72

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------


         TELECOMMUNICATIONS (CONTINUED)
    700  NEON Communications, Inc.* .......... $        21
    200  Net2Phone, Inc.* ....................         810
    400  Network Plus Corporation* ...........           1
  1,000  Next Level Communications, Inc.* ....         810
  1,200  Nextel Partners, Inc., Class A* .....       7,284
  2,981  NTL, Inc.* ..........................          48
    300  NWH, Inc.* ..........................       4,611
    100  OpticNet, Inc.* .....................           1
    700  Pacific Gateway Exchange, Inc.*# ....           0
 15,070  Qwest Communications
           International, Inc.* ..............      75,350
  1,100  RCN Corporation* ....................         583
  1,500  Rhythms NetConnections, Inc.* .......           1
 26,491  SBC Communications, Inc. ............     718,171
    800  Spectrasite Holdings, Inc.* .........          48
  6,900  Sprint Corporation ..................      99,912
 10,200  Sprint Corporation (PCS Group)* .....      44,676
    195  Stratos Lightwave, Inc.* ............         858
    500  Sunrise Telecom, Inc.* ..............         885
    370  Telephone & Data Systems, Inc. ......      17,397
    600  Ulticom, Inc.* ......................       4,494
    600  United States Cellular
           Corporation* ......................      15,012
    400  Vari-L Company, Inc.* ...............         248
 21,786  Verizon Communications ..............     844,207
  5,171  Williams Communications
           Group, Inc.*+ .....................           1
    600  WinStar Communications, Inc.* .......           1
    900  World Access, Inc.* .................           1
  1,018  WorldCom,Inc.-MCI Group .............         160
                                               -----------
                                                 2,971,555
                                               -----------

         TIRES & RUBBER - 0.2%
    200  American Biltrite, Inc. .............       1,880
    300  Bandag, Inc. ........................      11,604
    300  Carlisle Companies, Inc. ............      12,414
    100  Cooper Tire & Rubber Company ........       1,534
  1,359  Danaher Corporation .................      89,286
  1,300  Goodyear Tire & Rubber Company ......       8,853
    300  SRI/Surgical Express, Inc.* .........       1,701
                                               -----------
                                                   127,272
                                               -----------


                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         TOBACCO - 1.0%
 16,900  Philip Morris Companies, Inc. ....... $   684,957
    632  R.J. Reynolds Tobacco
           Holdings, Inc. ....................      26,613
    400  Schweitzer-Mauduit
           International, Inc. ...............       9,800
    200  Universal Corporation ...............       7,392
  1,400  UST, Inc. ...........................      46,802
    435  Vector Group Ltd.                           5,055
                                               -----------
                                                   780,619
                                               -----------

         TRAVEL & RECREATION - 0.7%
    100  Ameristar Casinos, Inc.* ............       1,410
    400  Argosy Gaming Company* ..............       7,572
    200  Aztar Corporation* ..................       2,856
    200  Bally Total Fitness Holding
           Corporation* ......................       1,418
    600  Boyd Gaming Corporation* ............       8,430
  1,000  Brunswick Corporation ...............      19,860
    700  Callaway Golf Company ...............       9,275
  4,800  Carnival Corporation ................     119,760
    200  Central Parking Corporation .........       3,772
    900  Choice Hotels International, Inc.* ..      20,430
    300  Coastcast Corporation ...............         585
    300  Dollar Thrifty Automotive
           Group, Inc.* ......................       6,345
    560  Dover Downs Gaming &
           Entertainment, Inc. ...............       5,090
    800  Dover Motorsports, Inc. .............       3,720
    200  Expedia, Inc., Class A* .............      13,386
    600  Extended Stay America, Inc.* ........       8,850
    100  Gaylord Entertainment Company* ......       2,060
    900  Harrah's Entertainment, Inc.* .......      35,640
  2,765  Hilton Hotels Corporation ...........      35,143
  1,800  Host Marriott Corporation ...........      15,930
    200  Hotels.com,  Class A* ...............      10,926
      2  Lodgian, Inc.* ......................          28
    500  Mandalay Resort Group* ..............      15,305
  2,000  Marriott International, Inc.,
           Class A ...........................      65,740
    800  MeriStar Hospitality Corporation ....       5,280
  1,200  MGM Mirage* .........................      39,564

                        See Notes to Financial Statements.
                                       73

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         TRAVEL & RECREATION (CONTINUED)
    100  Multimedia Games, Inc.* ............. $     2,746
  2,400  Park Place Entertainment
           Corporation* ......................      20,160
    600  Pinnacle Entertainment, Inc.* .......       4,158
    700  Prime Hospitality Corporation* ......       5,705
      6  Quokka Sports, Inc.*# ...............           0
    201  Rawlings Sporting Goods
           Company, Inc.* ....................       1,771
    300  Regal Entertainment Group,
           Class A* ..........................       6,426
    200  ResourtQuest International, Inc.* ...         754
  1,600  Royal Caribbean Cruises, Ltd. .......      26,720
    450  Shuffle Master, Inc.* ...............       8,599
    700  Six Flags, Inc.* ....................       3,997
    600  Speedway Motorsports, Inc. ..........      15,468
  1,473  Starwood Hotels & Resorts
           Worldwide, Inc. ...................      34,969
    700  Station Casinos, Inc.* ..............      12,390
    400  Stellent, Inc.* .....................       1,776
    100  Vail Resorts, Inc.* .................       1,517
                                               -----------
                                                   605,531
                                               -----------

         TRUCKING & FREIGHT - 1.0%
    400  Boyd Bros. Transportation, Inc.* ....       1,368
    600  C.H. Robinson Worldwide, Inc. .......      18,720
    400  CNF Transportation, Inc. ............      13,296
    400  Consolidated Freightways
           Corporation* ......................           1
    500  Covenant Transport, Inc., Class A* ..       9,480
  1,100  Expeditors International of
           Washington, Inc. ..................      35,915
    150  Forward Air Corporation* ............       2,911
    900  Heartland Express, Inc.* ............      20,620
    450  Knight Transportation, Inc.* ........       9,450
    200  Marten Transport, Ltd.* .............       3,797
    100  Old Dominion Freight Line, Inc.* ....       2,835
  1,050  PACCAR, Inc. ........................      48,437

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

         TRUCKING & FREIGHT (CONTINUED)
    500  Ryder System, Inc. .................. $    11,220
    400  Shurgard Storage Centers Inc.,
           Class A ...........................      12,536
    720  Swift Transportation
           Company, Inc.* ....................      14,413
    100  U.S. Xpress Enterprises, Inc.,
           Class A* ..........................         876
  8,900  United Parcel Service, Inc.,
           Class B ...........................     561,412
    300  USFreightways Corporation ...........       8,625
    200  Wabash National Corporation .........       1,676
    600  Werner Enterprises, Inc. ............      12,918
                                               -----------
                                                   790,506
                                               -----------
         TOTAL COMMON STOCKS
           (Cost $105,412,136) ...............  81,410,705
                                               -----------
PREFERRED STOCK - 0.0%***

         REAL ESTATE - 0.0%***
     21  Commercial Net Lease Realty
           9.000% Series A ...................         538
                                               -----------
         TOTAL PREFERRED STOCK
           (Cost $460) .......................         538
                                               -----------
CONVERTIBLE PREFERRED STOCK - 0.0%***
    190  USA Networks, Inc.,
           1.990%, 2/04/22, Series A .........       8,930
                                               -----------
         TOTAL CONVERTIBLE PREFERRED STOCK
           (Cost $4,903) .....................       8,930
                                               -----------
RIGHTS - 0.0%***
    200  Bank United Corporation,
           Contingent Payment Rights* ........          20
    300  Elan Corporation plc,
           Contingent Value Rights
           Expire 03/31/03*# .................           0
  1,800  Seagate Tax Refund Rights*+ .........         216
                                               -----------
         TOTAL RIGHTS
           (Cost $68) ........................         236
                                               -----------


                       See Notes to Financial Statements.
                                       74

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     STATEMENT OF INVESTMENTS - (CONTINUED)              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                 Value
   Shares                                       (Note 1)
   ------                                       --------

WARRANTS - 0.0%***
      3  Lodgian, Inc., Class A
           Warrants Expire 11/25/07*# ........ $         0
      8  Lodgian, Inc., Class B
           Warrants Expire 11/25/09*# ........           0
    211  USA Networks, Inc.,
           Warrants Expire 02/04/09* .........       1,690
                                               -----------
         TOTAL WARRANTS
           (Cost $2,622) .....................       1,690
                                               -----------

TOTAL INVESTMENTS
   (Cost $105,420,189**) ...........    99.8%   81,422,099
OTHER ASSETS AND LIABILITIES
   (Net) ...........................     0.2%      177,452
                                      ------   -----------
NET ASSETS .........................   100.0%  $81,599,551
                                      ======   ===========
------------------
  +   Fair-valued Securities.
  #   Amount represents less than $1.00.
  *   Non-income producing security.
 **   Aggregate  cost for  Federal  tax  purposes  is  $111,332,536.
***   Amount represents less than 0.1% of net assets.




                       See Notes to Financial Statements.
                                       75

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                      [TREE GRAPHIC OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES              DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                         LARGE          LARGE           SMALL         SMALL        WILSHIRE
                                        COMPANY        COMPANY         COMPANY       COMPANY         5000
                                        GROWTH          VALUE          GROWTH         VALUE         INDEX
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                      ------------   -----------     ----------    -----------   ------------
ASSETS:
Investments, at value (Note 1),
   See accompanying schedules.......  $326,654,924   $59,215,626     $7,358,621    $25,438,611   $ 81,422,099
Cash................................            --            --         35,097        128,459        309,953
Receivable for Portfolio shares sold     1,809,666        55,284          9,674         36,782        266,009
Dividends receivable................       340,856       150,780          3,714         37,072        120,996
Prepaid expenses and other assets...        21,046         8,174          1,943          7,321          6,402
                                      ------------   -----------     ----------    -----------   ------------
   Total Assets.....................   328,826,492    59,429,864      7,409,049     25,648,245     82,125,459
                                      ------------   -----------     ----------    -----------   ------------

LIABILITIES:
Payable for Portfolio shares redeemed    1,240,014        65,622         16,425         33,001        258,339
Investment advisory fee payable
   (Note 2).........................        69,225        13,181          1,549          5,104          7,189
Due to Custodian....................       746,369        13,441             --             --             --
Distribution and service fees payable
   (Note 3).........................       209,317         5,691         15,945         28,506        111,029
Legal and Audit fees payable........        72,108        16,909          3,497          8,046         26,463
Administration and Accounting fees
   payable (Note 2).................        40,158         9,961          5,190          5,329         13,416
Printing fees payable...............        41,391        11,091          3,049          7,080         32,363
Transfer agent fees payable.........        48,424        19,789          8,913         11,238         22,565
Directors' fees payable (Note 2)....         1,883         1,242            572            854          1,110
Custodian fees payable (Note 2).....         5,872         7,716         11,730         15,863         27,732
Registration fees payable...........            --           472            193             --            340
Accrued expenses and other payables.         2,710         3,661          3,979          3,834         25,362
                                      ------------   -----------     ----------    -----------   ------------
   Total Liabilities................     2,477,471       168,776         71,042        118,855        525,908
                                      ------------   -----------     ----------    -----------   ------------
NET ASSETS..........................  $326,349,021   $59,261,088     $7,338,007    $25,529,390   $ 81,599,551
                                      ------------   -----------     ----------    -----------   ------------
Investments, at cost (Note 1).......  $309,858,046   $58,617,524     $7,037,815    $23,316,190   $105,420,189
                                      ============   ===========     ==========    ===========   ============


                       See Notes to Financial Statements.
                                        76

--------------------------------------------------------------------------------
 WILSHIRE TARGET FUNDS, INC.                              [TREE GRAPHIC OMITTED]
 STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                LARGE          LARGE          SMALL          SMALL        WILSHIRE
                                               COMPANY        COMPANY        COMPANY        COMPANY         5000
                                               GROWTH          VALUE         GROWTH          VALUE         INDEX
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ------------   -----------    -----------    -----------   ------------
NET ASSETS CONSIST OF:
Undistributed net investment income........  $    393,868   $   306,544             --    $    75,560   $    177,185
Accumulated net realized loss
   on investments sold.....................  (125,075,024)   (6,569,765)   $(1,844,734)    (3,636,210)   (17,228,932)
Net unrealized appreciation/(depreciation)
   of investments..........................    16,796,878       598,102        320,806      2,122,421    (23,998,090)
Par value..................................        13,802         3,695            639          1,780         11,494
Paid-in capital............................   434,219,497    64,922,512      8,861,296     26,965,839    122,637,894
                                             ------------   -----------    -----------    -----------   ------------
                                             $326,349,021   $59,261,088    $ 7,338,007    $25,529,390   $ 81,599,551
                                             ============   ===========    ===========    ===========   ============
NET ASSETS:
Investment Class shares....................  $243,890,339   $25,326,758    $ 7,047,994    $16,244,535   $ 63,224,298
                                             ============   ===========    ===========    ===========   ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Institutional Class shares.................  $ 82,458,682   $33,934,330    $   290,013    $ 9,284,855   $ 15,244,714
                                             ============   ===========    ===========    ===========   ============
   (50,000,000 shares authorized, per class,
   per Portfolio, par value $.001 per share)
Qualified Class shares.....................           N/A           N/A            N/A            N/A   $  1,729,833
                                             ============   ===========    ===========    ===========   ============
   (10,000,000 shares authorized,
   per class, par value $.001 per share)
Horace Mann Class shares...................           N/A           N/A            N/A            N/A   $  1,400,706
                                             ============   ===========    ===========    ===========   ============
   (10,000,000 shares authorized, per class,
   par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares....................    10,339,190     1,579,836        613,920      1,133,146      8,906,033
                                             ============   ===========    ===========    ===========   ============
Institutional Class shares.................     3,462,504     2,115,245         24,988        647,095      2,146,381
                                             ============   ===========    ===========    ===========   ============
Qualified Class shares.....................           N/A           N/A            N/A            N/A        243,969
                                             ============   ===========    ===========    ===========   ============
Horace Mann Class shares...................           N/A           N/A            N/A            N/A        197,610
                                             ============   ===========    ===========    ===========   ============
INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share.........................  $      23.59   $     16.03    $     11.48    $     14.34   $       7.10
                                             ============   ===========    ===========    ===========   ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share.........................  $      23.81   $     16.04    $     11.61    $     14.35   $       7.10
                                             ============   ===========    ===========    ===========   ============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share.........................           N/A           N/A            N/A            N/A   $       7.09
                                             ============   ===========    ===========    ===========   ============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share.........................           N/A           N/A            N/A            N/A   $       7.09
                                             ============   ===========    ===========    ===========   ============


                       See Notes to Financial Statements.
                                        77

--------------------------------------------------------------------------------
 WILSHIRE TARGET FUNDS, INC.                              [TREE GRAPHIC OMITTED]
 STATEMENTS OF OPERATIONS      FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                          LARGE         LARGE            SMALL         SMALL        WILSHIRE
                                         COMPANY       COMPANY          COMPANY       COMPANY         5000
                                         GROWTH         VALUE           GROWTH         VALUE         INDEX
                                        PORTFOLIO     PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                       ------------   -----------      ---------    -----------    -----------
INVESTMENT INCOME:
Dividends...........................   $  1,358,621   $   512,749      $  24,649    $   194,268    $   495,896
                                       ------------   -----------      ---------    -----------    -----------
   Total Income.....................      1,358,621       512,749         24,649        194,268        495,896
                                       ------------   -----------      ---------    -----------    -----------
EXPENSES:
Investment advisory fee (Note 2)......      828,055       151,310         24,281         70,263         27,468
Distribution and service fees (Note 3)      264,270        25,072          6,599         15,713         60,814
Administration and Accounting fees
   (Note 2)...........................      174,635        39,287         17,380         21,448         51,563
Transfer agent fees...................       79,925        36,518         14,655         19,415         42,561
Printing fees.........................       66,855        18,077          2,418          6,754         32,396
Legal and Audit fees..................       62,163        12,235          1,797          6,702         23,032
Directors' fees and expenses (Note 2)         9,421         3,223            650          1,561          3,070
Registration and filing fees..........        9,502         6,502          7,503          7,284         15,015
Custodian fees (Note 2)...............       13,119        10,724         10,373         14,562         28,393
Other.................................       13,364         6,046          2,761          5,633         36,952
                                       ------------   -----------      ---------    -----------    -----------
   Subtotal...........................    1,521,309       308,994         88,417        169,335        321,264
Fees waived by investment adviser
   (Note 2)...........................     (552,037)     (100,874)       (17,126)       (49,558)            --
Custody earnings credits (Note 2).....       (4,813)       (1,789)          (365)          (997)        (1,893)
                                       ------------   -----------      ---------    -----------    -----------
     Total net expenses...............      964,459       206,331         70,926        118,780        319,371
                                       ------------   -----------      ---------    -----------    -----------
NET INVESTMENT INCOME/(LOSS)..........      394,162       306,418        (46,277)        75,488        176,525
                                       ------------   -----------      ---------    -----------    -----------

NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   (NOTES 1 AND 4)
Net realized loss on investments
   during the period..................  (22,450,295)   (2,072,834)      (872,217)    (1,799,121)    (1,655,687)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the period..................   13,680,052    (3,337,520)       501,075        647,145     (1,165,141)
                                       ------------   -----------      ---------    -----------    -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS.........   (8,770,243)   (5,410,354)      (371,142)    (1,151,976)    (2,820,828)
                                       ------------   -----------      ---------    -----------    -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.......... $ (8,376,081)  $(5,103,936)     $(417,419)   $(1,076,488)   $(2,644,303)
                                       ============   ===========      =========    ===========    ===========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                             [TREE GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                  LARGE          LARGE           SMALL         SMALL        WILSHIRE
                                                 COMPANY        COMPANY         COMPANY       COMPANY         5000
                                                 GROWTH          VALUE          GROWTH         VALUE          INDEX
                                                PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------   -----------      ---------    -----------     ----------
OPERATIONS:
Net investment income/(loss).................  $    394,162   $   306,418      $ (46,277)   $    75,488     $  176,525
Net realized loss on investments
   sold during the period....................   (22,450,295)   (2,072,834)      (872,217)    (1,799,121)    (1,655,687)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the period.........................    13,680,052    (3,337,520)       501,075        647,145     (1,165,141)
                                               ------------   -----------      ---------    -----------     ----------
Net decrease in net assets
   resulting from operations.................    (8,376,081)   (5,103,936)      (417,419)    (1,076,488)    (2,644,303)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares...................      (449,004)     (375,892)            --       (281,336)      (456,393)
   Institutional Class shares................      (443,700)     (597,659)            --       (175,142)      (158,294)
   Qualified Class shares....................           N/A           N/A            N/A            N/A         (7,945)
   Horace Mann Class shares..................           N/A           N/A            N/A            N/A         (9,386)
                                               ------------   -----------      ---------    -----------     ----------
Total distributions to shareholders..........      (892,704)     (973,551)            --       (456,478)      (632,018)

CAPITAL SHARE TRANSACTIONS: (DOLLARS)
Investment Class shares:
   Shares sold...............................    29,620,709     3,619,421        592,476      5,270,657     11,178,292
   Shares issued as reinvestment of dividends       436,485       364,383             --        253,602        444,597
   Shares redeemed...........................   (28,559,703)   (6,058,618)      (549,343)    (8,409,239)    (5,416,867)
                                               ------------   -----------      ---------    -----------     ----------
Total Investment Class shares................     1,497,491    (2,074,814)        43,133     (2,884,980)     6,206,022
                                               ------------   -----------      ---------    -----------     ----------
Institutional Class shares:
   Shares sold...............................    15,333,539     1,756,132         12,800         57,131        509,976
   Shares issued as reinvestment of dividends       422,708       550,343             --        173,444        156,494
   Shares redeemed...........................   (15,235,624)   (2,157,380)    (2,958,092)      (178,723)    (4,706,055)
                                               ------------   -----------      ---------    -----------     ----------
Total Institutional Class shares.............       520,623       149,095     (2,945,292)        51,852     (4,039,585)
                                               ------------   -----------      ---------    -----------     ----------
Qualified Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A        207,550
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          7,944
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (497,100)
                                               ------------   -----------      ---------    -----------     ----------
Total Qualified Class shares.................           N/A           N/A            N/A            N/A       (281,606)
                                               ------------   -----------      ---------    -----------     ----------
Horace Mann Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A        144,600
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          9,298
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (100,713)
                                               ------------   -----------      ---------    -----------     ----------
Total Horace Mann Class shares...............           N/A           N/A            N/A            N/A         53,185
                                               ------------   -----------      ---------    -----------     ----------
Net increase/(decrease) in net assets from
   Capital Stock transactions................     2,018,114    (1,925,719)    (2,902,159)    (2,833,128)     1,938,016
                                               ------------   -----------      ---------    -----------     ----------
Net decrease in net assets...................    (7,250,671)   (8,003,206)    (3,319,578)    (4,366,094)    (1,338,305)
                                               ------------   -----------      ---------    -----------     ----------


                       See Notes to Financial Statements.
                                       79

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                   FOR THE FOUR MONTH PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                             LARGE          LARGE          SMALL          SMALL        WILSHIRE
                                            COMPANY        COMPANY        COMPANY        COMPANY         5000
                                            GROWTH          VALUE         GROWTH          VALUE          INDEX
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------   -----------    -----------    -----------    -----------
NET ASSETS:
Beginning of period.....................  $333,599,692   $67,264,294    $10,657,585    $29,895,484    $82,937,856
                                          ------------   -----------    -----------    -----------    -----------
End of period...........................  $326,349,021   $59,261,088    $ 7,338,007    $25,529,390    $81,599,551
                                          ============   ===========    ===========    ===========    ===========
Undistributed net investment income.....  $    393,868   $   306,544    $        --    $    75,560    $   177,185
                                          ============   ===========    ===========    ===========    ===========
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold.............................     1,231,897       221,399         51,627        363,124      1,561,122
Shares issued as reinvestment
   of dividends.........................        18,496        22,760             --         17,784         62,708
Shares redeemed.........................    (1,207,152)     (377,612)       (47,826)      (617,817)      (763,621)
                                          ------------   -----------    -----------    -----------    -----------
Net increase/(decrease) in Investment
   Class shares outstanding.............        43,241      (133,453)         3,801       (236,909)       860,209
                                          ============   ===========    ===========    ===========    ===========
Institutional Class shares:
Shares sold.............................       634,259       107,864          1,118          4,046         70,919
Shares issued as reinvestment
   of dividends.........................        17,746        34,332             --         12,146         22,073
Shares redeemed.........................      (627,280)     (132,356)      (258,798)       (13,135)      (645,406)
                                          ------------   -----------    -----------    -----------    -----------
Net increase/(decrease) in Institutional
   Class shares outstanding.............        24,725         9,840       (257,680)         3,057       (552,414)
                                          ============   ===========    ===========    ===========    ===========
Qualified Class shares:
Shares sold.............................           N/A           N/A            N/A            N/A         29,175
Share issued as reinvestment
   of dividends.........................           N/A           N/A            N/A            N/A          1,122
Shares redeemed.........................           N/A           N/A            N/A            N/A        (67,780)
                                          ------------   -----------    -----------    -----------    -----------
Net decrease in Qualified Class
   shares outstanding...................           N/A           N/A            N/A            N/A        (37,483)
                                          ============   ===========    ===========    ===========    ===========
Horace Mann Class shares:
Shares sold.............................           N/A           N/A            N/A            N/A         20,534
Shares issued as reinvestment
   of dividends.........................           N/A           N/A            N/A            N/A          1,313
Shares redeemed.........................           N/A           N/A            N/A            N/A        (14,182)
                                          ------------   -----------    -----------    -----------    -----------
Net increase in Horace Mann
   Class shares outstanding.............           N/A           N/A            N/A            N/A          7,665
                                          ============   ===========    ===========    ===========    ===========




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                                  LARGE         LARGE          SMALL          SMALL         WILSHIRE
                                                 COMPANY       COMPANY        COMPANY        COMPANY         5000
                                                  GROWTH         VALUE         GROWTH         VALUE          INDEX
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               ------------  ------------    -----------    -----------    -----------
OPERATIONS:
Net investment income/(loss).................  $    892,493  $    973,695    $  (176,404)   $   456,590    $   641,490
Net realized gain/(loss) on
   investments sold during the year.            (40,993,423)   (3,411,722)       316,882       (220,156)   (11,159,945)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the year...........................   (33,301,481)   (7,041,416)    (1,263,532)    (2,907,692)    (9,615,322)
                                               ------------  ------------    -----------    -----------    -----------
Net decrease in net assets
   resulting from operations.................   (73,402,411)   (9,479,443)    (1,123,054)    (2,671,258)   (20,133,777)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares...................            --      (463,612)            --       (207,542)      (452,745)
   Institutional Class shares................            --      (849,309)            --       (159,160)      (184,456)
   Qualified Class shares....................           N/A           N/A            N/A            N/A         (9,031)
   Horace Mann Class shares..................           N/A           N/A            N/A            N/A         (6,270)
Net realized gain on investments:
   Investment Class shares...................      (925,155)   (1,475,713)            --             --             --
   Institutional Class shares................      (279,854)   (2,627,952)            --             --             --
   Qualified Class shares....................           N/A           N/A            N/A            N/A             --
   Horace Mann Class shares..................           N/A           N/A            N/A            N/A             --
                                               ------------  ------------    -----------    -----------    -----------
Total distributions to shareholders. ........    (1,205,009)   (5,416,586)            --       (366,702)      (652,502)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Investment Class shares:
   Shares sold...............................   108,170,587    29,141,965      4,263,256     31,404,254     37,546,513
   Shares issued as reinvestment of dividends       899,128     1,872,453             --        192,941        446,526
   Shares redeemed...........................  (157,973,309)  (26,575,825)    (3,331,892)   (33,401,504)   (46,257,811)
                                               ------------  ------------    -----------    -----------    -----------
Total Investment Class shares................   (48,903,594)    4,438,593        931,364     (1,804,309)    (8,264,772)
                                               ------------  ------------    -----------    -----------    -----------
Institutional Class shares:
   Shares sold...............................    47,063,680    10,677,618        217,069      1,746,862      3,128,690
   Shares issued as reinvestment of dividends       270,266     3,292,583             --        158,485        181,115
   Shares redeemed...........................   (53,649,818)  (22,228,682)    (2,079,074)    (6,300,475)    (1,833,415)
                                               ------------  ------------    -----------    -----------    -----------
Total Institutional Class shares.............    (6,315,872)   (8,258,481)    (1,862,005)    (4,395,128)     1,476,390
                                               ------------  ------------    -----------    -----------    -----------
Qualified Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A      1,479,493
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          9,031
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (674,584)
                                               ------------  ------------    -----------    -----------    -----------
Total Qualified Class shares.................           N/A           N/A            N/A            N/A        813,940
                                               ------------  ------------    -----------    -----------    -----------
Horace Mann Class shares:
   Shares sold...............................           N/A           N/A            N/A            N/A        435,880
   Shares issued as reinvestment of dividends           N/A           N/A            N/A            N/A          6,219
   Shares redeemed...........................           N/A           N/A            N/A            N/A       (356,544)
                                               ------------  ------------    -----------    -----------    -----------
Total Horace Mann Class shares...............           N/A           N/A            N/A            N/A         85,555
                                               ------------  ------------    -----------    -----------    -----------
Net decrease in net assets from
   Capital Stock transactions................   (55,219,466)   (3,819,888)      (930,641)    (6,199,437)    (5,888,887)
                                               ------------  ------------    -----------    -----------    -----------
Net decrease in net assets...................  (129,826,886)  (18,715,917)    (2,053,695)    (9,237,397)   (26,675,166)
                                               ------------  ------------    -----------    -----------    -----------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
WILSHIRE TARGET FUNDS, INC.                             [TREE GRAPHIC OMITTED]
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
                                 YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL        WILSHIRE
                                          COMPANY       COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE         GROWTH          VALUE         INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                        ------------   -----------    -----------    -----------   ------------
NET ASSETS:
   Beginning of year................    $463,426,578   $85,980,211    $12,711,280    $39,132,881   $109,613,022
                                        ------------   -----------    -----------    -----------   ------------
   End of year......................    $333,599,692   $67,264,294    $10,657,585    $29,895,484   $ 82,937,856
                                        ============   ===========    ===========    ===========   ============
Undistributed net investment income.    $    892,410   $   973,677    $        --    $   456,550   $    632,678
                                        ============   ===========    ===========    ===========   ============
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
   Shares sold......................       3,925,940     1,506,994        348,349      1,945,060      4,315,419
   Shares issued as reinvestment
     of dividends...................          30,417        96,265             --         12,051         48,641
   Shares redeemed..................      (5,838,291)   (1,381,326)      (272,275)    (2,154,797)    (5,658,911)
                                        ------------   -----------    -----------    -----------   ------------
Net increase/(decrease) in Investment
   Class shares outstanding.........      (1,881,934)      221,933         76,074       (197,686)    (1,294,851)
                                        ============   ===========    ===========    ===========   ============
Institutional Class Shares:
   Shares sold......................       1,653,980       538,611         16,857        100,885        359,490
   Shares issued as reinvestment
     of dividends...................           9,054       168,820             --          9,899         19,708
   Shares redeemed..................      (1,927,230)   (1,181,016)      (180,469)      (418,884)      (227,980)
                                        ------------   -----------    -----------    -----------   ------------
Net increase/(decrease) in Institutional
   Class shares outstanding.........        (264,196)     (473,585)      (163,612)      (308,100)       151,218
                                        ============   ===========    ===========    ===========   ============
Qualified Class shares:
   Shares sold......................             N/A           N/A            N/A            N/A        169,047
   Share issued as reinvestment
     of dividends...................             N/A           N/A            N/A            N/A            987
   Shares redeemed..................             N/A           N/A            N/A            N/A        (87,410)
                                        ------------   -----------    -----------    -----------   ------------
Net increase in Qualified Class
   shares outstanding...............             N/A           N/A            N/A            N/A         82,624
                                        ============   ===========    ===========    ===========   ============
Horace Mann Class shares:
   Shares sold......................             N/A           N/A            N/A            N/A         50,992
   Shares issued as reinvestment
     of dividends...................             N/A           N/A            N/A            N/A            679
   Shares redeemed..................             N/A           N/A            N/A            N/A        (43,949)
                                        ------------   -----------    -----------    -----------   ------------
Net increase in Horace Mann Class
   shares outstanding...............             N/A           N/A            N/A            N/A          7,722
                                        ============   ===========    ===========    ===========   ============

                       See Notes to Financial Statements.
                                       82

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                  INVESTMENT CLASS SHARES
                                              FOUR MONTH       --------------------------------------------------------------
                                                PERIOD                           YEAR ENDED AUGUST 31,
                                                 ENDED         --------------------------------------------------------------
                                              12/31/02(1)         2002         2001         2000         1999         1998
                                              -----------       --------     --------     --------     --------     --------

Net asset value, beginning of period.........   $  24.22        $  29.12     $  46.36     $ 36.37      $  26.09     $  23.92
                                                --------        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss).................       0.02***         0.04***     (0.08)***    (0.12)***    (0.05)        0.04
Net realized and unrealized gain/(loss)
  on investments.............................      (0.61)          (4.86)      (16.65)       10.55        12.30         2.71
                                                --------        --------     --------     --------     --------     --------
Total from investment operations.............      (0.59)          (4.82)      (16.73)       10.43        12.25         2.75
                                                --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.04)             --           --           --        (0.02)       (0.06)
Distributions from capital gains.............         --           (0.08)       (0.51)       (0.44)       (1.95)       (0.52)
                                                --------        --------     --------     --------     --------     --------
Total distributions..........................      (0.04)          (0.08)       (0.51)       (0.44)       (1.97)       (0.58)
                                                --------        --------     --------     --------     --------     --------
Net asset value, end of period...............   $  23.59        $  24.22     $  29.12     $  46.36     $  36.37     $  26.09
                                                ========        ========     ========     ========     ========     ========
Total return 2...............................      (2.42)%**      (16.61)%     (36.33)%      28.84%       48.46%       11.61%
                                                ========        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $243,890        $249,328     $354,633     $656,711     $454,853     $ 81,569
Operating expenses excluding custody
  earnings credit............................       0.95%*          0.90%        0.84%        0.84%        0.95%        0.73%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............       0.95%*          0.89%        0.83%        0.83%        0.90%        0.71%
Operating expenses excluding reimbursement/
  waiver custody earnings credit.............       1.45%*          0.90%        0.84%        0.84%        0.95%        0.77%
Net investment income/(loss) including
  reimbursement/waiver/custody earnings credit      0.28%*          0.14%       (0.23)%      (0.28)%      (0.11)%       0.16%
Portfolio turnover rate......................         21%**           47%          43%          50%          35%          57%

--------------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                        83

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INSTITUTIONAL CLASS SHARES
                                              FOUR MONTH       --------------------------------------------------------------
                                                PERIOD                             YEAR ENDED AUGUST 31,
                                                 ENDED         --------------------------------------------------------------
                                              12/31/02(1)         2002         2001         2000         1999         1998
                                              -----------       --------     --------     --------     --------     --------

Net asset value, beginning of period.........   $  24.51        $  29.39     $  46.63     $  36.47     $  26.12     $  23.91
                                                --------        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................       0.05***         0.12***      0.03***      0.01***      0.03         0.08
Net realized and unrealized gain/(loss)
  on investments.............................      (0.62)          (4.92)      (16.76)       10.59        12.31         2.72
                                                --------        --------     --------     --------     --------     --------
Total from investment operations.............      (0.57)          (4.80)      (16.73)       10.60        12.34         2.80
                                                --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.13)             --           --           --        (0.04)       (0.07)
Distributions from capital gains.............         --           (0.08)       (0.51)       (0.44)       (1.95)       (0.52)
                                                --------        --------     --------     --------     --------     --------
Total distributions..........................      (0.13)          (0.08)       (0.51)       (0.44)       (1.99)       (0.59)
                                                --------        --------     --------     --------     --------     --------
Net asset value, end of period...............   $  23.81        $  24.51     $  29.39     $  46.63     $  36.47     $  26.12
                                                ========        ========     ========     ========     ========     ========
Total return 2...............................      (2.32)%**      (16.39)%     (36.12)%      29.23%       48.81%       11.78%
                                                ========        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $ 82,459        $ 84,271     $108,794     $149,043     $ 72,773     $ 34,993
Operating expenses excluding custody
  earnings credit............................       0.64%*          0.59%        0.52%        0.53%        0.67%        0.62%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............       0.64%*          0.58%        0.51%        0.52%        0.62%        0.60%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit.............       1.14%*          0.59%        0.52%        0.53%        0.67%        0.66%
Net investment income including reimbursement/
  waiver/custody earnings credit.............       0.59%*          0.45%        0.09%        0.03%        0.18%        0.27%
Portfolio turnover rate......................         21%**           47%          43%          50%          35%          57%

------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                        84

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INVESTMENT CLASS SHARES
                                              FOUR MONTH       --------------------------------------------------------------
                                                PERIOD                             YEAR ENDED AUGUST 31,
                                                 ENDED         --------------------------------------------------------------
                                              12/31/02(1)         2002         2001         2000         1999         1998
                                              -----------       --------     --------     --------     --------     --------

Net asset value, beginning of period.........   $  17.59        $  21.09     $  19.91     $  21.02     $  19.29     $  20.49
                                                --------        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................       0.08***         0.21***      0.27***      0.28***      0.28         0.38
Net realized and unrealized gain/(loss)
  on investments.............................      (1.40)          (2.41)        1.09        (0.02)        3.32         0.01
                                                --------        --------     --------     --------     --------     --------
Total from investment operations.............      (1.32)          (2.20)        1.36         0.26         3.60         0.39
                                                --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.24)          (0.27)       (0.18)       (0.31)       (0.33)       (0.38)
Distributions from capital gains.............         --           (1.03)          --        (1.06)       (1.54)       (1.21)
                                                --------        --------     --------     --------     --------     --------
Total distributions..........................      (0.24)          (1.30)       (0.18)       (1.37)       (1.87)       (1.59)
                                                --------        --------     --------     --------     --------     --------
Net asset value, end of period...............   $  16.03        $  17.59     $  21.09     $  19.91     $  21.02     $  19.29
                                                ========        ========     ========     ========     ========     ========
Total return 2...............................      (7.49)%**      (10.94)%       6.81%        1.71%       18.78%        1.34%
                                                ========        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $ 25,327        $ 30,131     $ 31,455     $ 21,490     $ 19,814     $ 13,055
Operating expenses excluding custody
  earnings credit............................       1.17%*          1.04%        0.98%        1.01%        1.06%        0.86%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............       1.16%*          1.03%        0.95%        0.98%        1.04%        0.83%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit.............       1.67%*          1.04%        0.98%        1.01%        1.06%        0.91%
Net investment income including reimbursement/
  waiver/custody earnings credit.............       1.39%*          1.06%        1.28%        1.51%        1.58%        1.88%
Portfolio turnover rate......................         19%**           72%          77%         110%          57%          56%

-------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                        85

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                               INSTITUTIONAL CLASS SHARES
                                              FOUR MONTH       --------------------------------------------------------------
                                                PERIOD                             YEAR ENDED AUGUST 31,
                                                 ENDED         --------------------------------------------------------------
                                              12/31/02(1)         2002         2001         2000         1999         1998
                                              -----------       --------     --------     --------     --------     --------

Net asset value, beginning of period.........    $ 17.64        $  21.14     $  19.93     $  21.04     $  19.29     $  20.47
                                                --------        --------     --------     --------     --------     --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................       0.09***         0.26***      0.33***      0.33***      0.37         0.41
Net realized and unrealized gain/(loss)
  on investments.............................      (1.40)          (2.41)        1.08        (0.01)        3.28         0.01
                                                --------        --------     --------     --------     --------     --------
Total from investment operations.............      (1.31)          (2.15)        1.41         0.32         3.65         0.42
                                                --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment income.........      (0.29)          (0.32)       (0.20)       (0.37)       (0.36)       (0.39)
Distributions from capital gains.............      --              (1.03)          --        (1.06)       (1.54)       (1.21)
                                                --------        --------     --------     --------     --------     --------
Total distributions..........................      (0.29)          (1.35)       (0.20)       (1.43)       (1.90)       (1.60)
                                                --------        --------     --------     --------     --------     --------
Net asset value, end of period...............    $ 16.04        $  17.64     $  21.14     $  19.93     $  21.04     $  19.29
                                                ========        ========     ========     ========     ========     ========
Total return 2...............................      (7.44)%**      (10.71)%       7.08%        2.06%       19.05%        1.47%
                                                ========        ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $ 33,934        $ 37,133     $ 54,525     $ 58,566     $ 56,719     $ 46,017
Operating expenses excluding custody
  earnings credit............................       0.94%*          0.79%        0.71%        0.74%        0.79%        0.76%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............       0.93%*          0.78%        0.68%        0.71%        0.77%        0.73%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit.............       1.44%*          0.79%        0.71%        0.74%        0.79%        0.81%
Net investment income including reimbursement/
  waiver/custody earnings credit.............       1.62%*          1.31%        1.55%        1.78%        1.86%        1.98%
Portfolio turnover rate......................         19%**           72%          77%         110%          57%          56%

-------------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                        86

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                        INVESTMENT CLASS SHARES
                                                    FOUR MONTH       ------------------------------------------------------------
                                                      PERIOD                             YEAR ENDED AUGUST 31,
                                                       ENDED         ------------------------------------------------------------
                                                    12/31/02(1)         2002         2001         2000         1999        1998
                                                    -----------       --------     --------     --------     --------    --------

Net asset value, beginning of period................ $   11.89        $   12.91    $   17.80    $   13.34    $   11.78   $   16.61
                                                     ---------        ---------    ---------    ---------    ---------   ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.................................     (0.06)***        (0.19)***    (0.21)***    (0.21)***    (0.57)      (0.18)
Net realized and unrealized gain/(loss)
  on investments....................................     (0.35)           (0.83)       (2.23)        4.67         3.01       (3.98)
                                                     ---------        ---------    ---------    ---------    ---------   ---------
Total from investment operations....................     (0.41)           (1.02)       (2.44)        4.46         2.44       (4.16)
                                                     ---------        ---------    ---------    ---------    ---------   ---------
LESS DISTRIBUTIONS:
Distributions from capital gains....................        --               --        (2.45)          --        (0.88)      (0.67)
                                                     ---------        ---------    ---------    ---------    ---------   ---------
Total distributions.................................        --               --        (2.45)          --        (0.88)      (0.67)
                                                     ---------        ---------    ---------    ---------    ---------   ---------
Net asset value, end of period...................... $   11.48        $   11.89    $   12.91    $   17.80    $   13.34   $   11.78
                                                     =========        =========    =========    =========    =========   =========
Total return 2......................................     (3.45)%**        (7.90)%     (13.87)%      33.43%       20.79%     (26.02)%
                                                     =========        =========    =========    =========    =========   =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................ $   7,048        $   7,253    $   6,894    $   8,871    $   8,907   $   9,659
Operating expenses excluding custody earnings credit      2.54%            1.85%        1.75%        1.56%        1.50%       1.28%
Operating expenses including reimbursement/waiver/
  custody earnings credit...........................      2.53%*           1.83%        1.72%        1.52%        1.46%       1.26%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit....................      3.14%*           1.90%        1.90%        1.71%        1.65%       1.43%
Net investment loss including reimbursement/
  waiver/custody earnings credit....................     (1.67)%*         (1.50)%      (1.50)%      (1.36)%      (1.20)%     (1.05)%
Portfolio turnover rate.............................        35%**            84%          91%         127%         153%         74%

------------------------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    INSTITUTIONAL CLASS SHARES
                                               FOUR MONTH     -------------------------------------------------------------------
                                                 PERIOD                               YEAR ENDED AUGUST 31,
                                                  ENDED       -------------------------------------------------------------------
                                               12/31/02(1)        2002           2001         2000           1999         1998
                                               -----------     ---------      ---------     ---------     ---------     ---------

Net asset value, beginning of period.........   $   12.04      $   13.04      $   17.91     $   13.38     $   11.79     $   16.61
                                                ---------      ---------      ---------     ---------     ---------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss..........................       (0.06)***      (0.16)***      (0.17)***     (0.17)***     (0.54)        (0.17)
Net realized and unrealized gain/(loss)
   on investments............................       (0.37)         (0.84)         (2.25)         4.70          3.01         (3.98)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total from investment operations.............       (0.43)         (1.00)         (2.42)         4.53          2.47         (4.15)
                                                ---------      ---------      ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from capital gains.............          --             --          (2.45)           --         (0.88)        (0.67)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total distributions..........................          --             --          (2.45)           --         (0.88)        (0.67)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Net asset value, end of period...............   $   11.61      $   12.04      $   13.04     $   17.91     $   13.38     $   11.79
                                                =========      =========      =========     =========     =========     =========
Total return 2...............................       (3.57)%**      (7.67)%       (13.66)%       33.86%        21.04%       (25.95)%
                                                =========      =========      =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $     290      $   3,404      $   5,818     $   6,802     $   5,011     $   4,054
Operating expenses excluding custody
   earnings credit...........................        2.27%*         1.57%          1.47%         1.28%         1.31%         1.19%
Operating expenses including reimbursement/
   waiver/custody earnings credit............        2.26%*         1.55%          1.44%         1.24%         1.27%         1.17%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit............        2.87%*         1.62%          1.62%         1.43%         1.46%         1.34%
Net investment loss including reimbursement/
   waiver/custody earnings credit............       (1.40)%*       (1.22)%        (1.22)%       (1.08)%       (1.01)%       (0.96)%
Portfolio turnover rate......................          35%**          84%            91%          127%          153%           74%

------------------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                       88

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    INVESTMENT CLASS SHARES
                                               FOUR MONTH     -------------------------------------------------------------------
                                                 PERIOD                               YEAR ENDED AUGUST 31,
                                                  ENDED       -------------------------------------------------------------------
                                               12/31/02(1)        2002           2001         2000           1999         1998
                                               -----------     ---------      ---------     ---------     ---------     ---------

Net asset value, beginning of period.........   $   14.84      $   15.53      $   12.31     $   13.60     $   13.77     $   17.25
                                                ---------      ---------      ---------     ---------     ---------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................        0.04***        0.16***        0.17***       0.18***       0.09          0.36
Net realized and unrealized gain/(loss)
  on investments.............................       (0.29)         (0.71)          3.17         (0.98)         0.79         (1.50)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total from investment operations.............       (0.25)         (0.55)          3.34         (0.80)         0.88         (1.14)
                                                ---------      ---------      ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income.........       (0.25)         (0.14)         (0.12)        (0.24)        (0.19)        (0.37)
Distributions from capital gains.............          --             --             --         (0.25)        (0.86)        (1.97)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total distributions..........................       (0.25)         (0.14)         (0.12)        (0.49)        (1.05)        (2.34)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Net asset value, end of period...............   $   14.34      $   14.84      $   15.53     $   12.31     $   13.60     $   13.77
                                                =========      =========      =========     =========     =========     =========
Total return 2...............................       (1.66)%**      (3.59)%        27.28%        (5.83)%        6.20%        (8.79)%
                                                =========      =========      =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........    $ 16,245      $  20,325      $  24,342     $   7,332     $  26,395     $  17,602
Operating expenses excluding custody
  earnings credit............................        1.54%*         1.16%          1.24%         1.17%         1.08%         0.85%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............        1.53%*         1.14%          1.18%         1.15%         1.02%         0.83%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit.............        2.14%*         1.21%          1.39%         1.32%         1.23%         1.00%
Net investment income including reimbursement/
  waiver/custody earnings credit.............        0.82%*         1.02%          1.24%         1.51%         1.71%         1.61%
Portfolio turnover rate......................          43%**         117%            95%           94%          113%           74%

---------------------------
*    Annualized.
**   Non-annualized.
***  The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1)  The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2)  Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                       89

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                    INSTITUTIONAL CLASS SHARES
                                               FOUR MONTH     -------------------------------------------------------------------
                                                 PERIOD                               YEAR ENDED AUGUST 31,
                                                  ENDED       -------------------------------------------------------------------
                                               12/31/02(1)        2002           2001         2000           1999         1998
                                               -----------     ---------      ---------     ---------     ---------     ---------

Net asset value, beginning of period.........   $   14.86      $   15.53      $   12.31     $   13.61     $   13.76     $   17.23
                                                ---------      ---------      ---------     ---------     ---------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................        0.05***        0.20***        0.21***       0.21***       0.14          0.38
Net realized and unrealized gain/(loss)
  on investments.............................       (0.28)         (0.71)          3.16         (0.99)         0.77         (1.50)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total from investment operations.............       (0.23)         (0.51)          3.37         (0.78)         0.91         (1.12)
                                                ---------      ---------      ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income.........       (0.28)         (0.16)         (0.15)        (0.27)        (0.20)        (0.38)
Distributions from capital gains.............          --             --             --         (0.25)        (0.86)        (1.97)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Total distributions..........................       (0.28)         (0.16)         (0.15)        (0.52)        (1.06)        (2.35)
                                                ---------      ---------      ---------     ---------     ---------     ---------
Net asset value, end of period...............   $   14.35      $   14.86      $   15.53     $   12.31     $   13.61     $   13.76
                                                =========      =========      =========     =========     =========     =========
Total return 2...............................       (1.57)%**      (3.34)%        27.51%        (5.61)%        6.43%        (8.72)%
                                                =========      =========      =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $   9,285      $   9,570      $  14,791     $  11,739     $  11,627     $  10,454
Operating expenses excluding custody
  earnings credit............................        1.28%*         0.92%          1.00%         0.95%         0.85%         0.76%
Operating expenses including reimbursement/
  waiver/custody earnings credit.............        1.27%*         0.90%          0.94%         0.93%         0.79%         0.74%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit.............        1.88%*         0.97%          1.15%         1.10%         1.00%         0.91%
Net investment income including reimbursement/
  waiver/custody earnings credit.............        1.08%*         1.26%          1.48%         1.73%         1.94%         1.70%
Portfolio turnover rate......................          43%**         117%            95%           94%          113%           74%

-----------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.
                                        90

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             INVESTMENT CLASS SHARES
                                               FOUR MONTH     -----------------------------------------------------
                                                 PERIOD                 YEAR ENDED AUGUST 31,              PERIOD
                                                  ENDED       ----------------------------------------      ENDED
                                               12/31/02(1)        2002           2001         2000        8/31/99(3)
                                               -----------     ---------      ---------     ---------     ---------

Net asset value, beginning of period.........     $  7.39       $  8.93        $ 12.23       $ 10.32       $ 10.00
                                                  -------       -------        -------       -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................        0.01***       0.05***        0.06***       0.06***       0.02
Net realized and unrealized gain/(loss)
   on investments............................       (0.25)        (1.55)         (3.19)         1.91          0.30
                                                  -------       -------        -------       -------       -------
Total from investment operations.............       (0.24)        (1.50)         (3.13)         1.97          0.32
                                                  -------       -------        -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income.........       (0.05)        (0.04)         (0.03)        (0.04)           --
Distributions from capital gains.............          --            --          (0.14)        (0.02)           --
                                                  -------       -------        -------       -------       -------
Total distributions..........................       (0.05)        (0.04)         (0.17)        (0.06)           --
                                                  -------       -------        -------       -------       -------
Net asset value, end of period...............     $  7.10       $  7.39        $  8.93       $ 12.23       $ 10.32
                                                  =======       =======        =======       =======       =======
Total return 2...............................       (3.23)%**    (16.95)%       (25.82)%       19.14%         3.20%**
                                                  =======       =======        =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........     $63,224       $59,466        $83,421       $85,704       $99,986
Operating expenses excluding custody
   earnings credit...........................        1.23%*        0.87%          0.67%         0.62%         0.69%*
Operating expenses including reimbursement/
   waiver/custody earnings credit............        1.22%*        0.86%          0.64%         0.60%         0.60%*
Operating expenses excluding reimbursement/
   waiver/custody earnings credit............        1.23%*        1.01%          0.98%         0.97%         1.33%*
Net investment income including reimbursement/
   waiver/custody earnings credit............        0.59%*        0.53%          0.54%         0.54%         0.60%*
Portfolio turnover rate......................           6%**         22%             8%           61%            4%**

----------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents  aggregate  total return for the period  indicated.
(3) The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on February 1, 1999.


                       See Notes to Financial Statements.
                                        91

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             INVESTMENT CLASS SHARES
                                               FOUR MONTH     -----------------------------------------------------
                                                 PERIOD                 YEAR ENDED AUGUST 31,              PERIOD
                                                  ENDED       ----------------------------------------      ENDED
                                               12/31/02(1)        2002           2001         2000        8/31/99(3)
                                               -----------     ---------      ---------     ---------     ---------

Net asset value, beginning of period.........     $  7.41       $  8.95        $ 12.25       $ 10.33       $ 10.00
                                                  -------       -------        -------       -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................        0.02***       0.07***        0.09***       0.10***       0.03
Net realized and unrealized gain/(loss)
   on investments............................       (0.26)        (1.54)         (3.19)         1.91          0.30
                                                  -------       -------        -------       -------       -------
Total from investment operations.............       (0.24)        (1.47)         (3.10)         2.01          0.33
                                                  -------       -------        -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income.........       (0.07)        (0.07)         (0.06)        (0.07)           --
Distributions from capital gains.............          --            --          (0.14)        (0.02)           --
                                                  -------       -------        -------       -------       -------
Total distributions..........................       (0.07)        (0.07)         (0.20)        (0.09)           --
                                                  -------       -------        -------       -------       -------
Net asset value, end of period...............     $  7.10       $  7.41        $  8.95       $ 12.25       $ 10.33
                                                  =======       =======        =======       =======       =======
Total return 2...............................       (3.18)%**    (16.58)%       (25.56)%       19.45%         3.30%**
                                                  =======       =======        =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........     $15,245       $19,999        $22,799       $17,651       $  183
Operating expenses excluding custody
   earnings credit...........................        0.95%*        0.58%          0.37%         0.37%         0.48%*
Operating expenses including reimbursement/
   waiver/custody earnings credit............        0.94%*        0.57%          0.34%         0.35%         0.35%*
Operating expenses excluding reimbursement/
   waiver/custody earnings credit............        0.95%*        0.72%          0.68%         0.72%         1.32%*
Net investment income including reimbursement/
   waiver/custody earnings credit............        0.87%*        0.82%          0.84%         0.79%         1.20%*
Portfolio turnover rate......................           6%**         22%             8%           61%            4%**

-------------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents  aggregate  total return for the period  indicated.
(3) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.


                       See Notes to Financial Statements.
                                        92

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           QUALIFIED CLASS SHARES
                                               FOUR MONTH     ----------------------------------------------
                                                 PERIOD          YEAR ENDED AUGUST 31,       PERIOD
                                                  ENDED       --------------------------      ENDED
                                               12/31/02(1)        2002           2001       8/31/99(3)
                                               -----------     ---------      ---------     ---------

Net asset value, beginning of period........      $  7.36       $  8.90        $ 12.23       $ 10.94
                                                  -------       -------        -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................         0.01***       0.04***        0.05***       0.09***
Net realized and unrealized gain/(loss)
  on investments............................        (0.25)        (1.54)         (3.19)         1.20
                                                  -------       -------        -------       -------
Total from investment operations............        (0.24)        (1.50)         (3.14)         1.29
                                                  -------       -------        -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........        (0.03)        (0.04)         (0.05)           --
Distributions from capital gains............           --            --          (0.14)           --
                                                  -------       -------        -------       -------
Total distributions.........................        (0.03)        (0.04)         (0.19)           --
                                                  -------       -------        -------       -------
Net asset value, end of period..............      $  7.09       $  7.36        $  8.90       $ 12.23
                                                  =======       =======        =======       =======
Total return 2..............................        (3.22)%**    (16.93)%       (25.90)%       11.79%**
                                                  =======       =======        =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........      $ 1,730       $ 2,073        $ 1,770       $ 1,158
Operating expenses excluding custody
  earnings credit...........................         1.35%*        0.98%          0.77%         0.62%*
Operating expenses including reimbursement/
  waiver/custody earnings credit............         1.34%*        0.97%          0.74%         0.60%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit............         1.35%*        1.12%          1.08%         0.97%*
Net investment income including reimbursement/
  waiver/custody earnings credit............         0.47%*        0.42%          0.44%         0.54%*
Portfolio turnover rate.....................            6%**         22%             8%           61%**

--------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents  aggregate  total return for the period  indicated.
(3) The Wilshire 5000 Index Portfolio Qualified Class Shares commenced  operations on February 1, 1999.


                       See Notes to Financial Statements.
                                        93

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------

      FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        HORACE MANN CLASS SHARES
                                               FOUR MONTH     ---------------------------------------------
                                                 PERIOD          YEAR ENDED AUGUST 31,       PERIOD
                                                  ENDED       --------------------------      ENDED
                                               12/31/02(1)        2002           2001       8/31/99(3)
                                               -----------     ---------      ---------     ---------

Net asset value, beginning of period........      $  7.38       $  8.91        $ 12.22       $ 10.00
                                                  -------       -------        -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................         0.01***       0.04***        0.05***       0.07***
Net realized and unrealized gain/(loss)
  on investments............................        (0.25)        (1.53)         (3.17)         2.21
                                                  -------       -------        -------       -------
Total from investment operations............        (0.24)        (1.49)         (3.12)         2.28
                                                  -------       -------        -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income........        (0.05)        (0.04)         (0.05)        (0.06)
Distributions from capital gains............           --            --          (0.14)           --
                                                  -------       -------        -------       -------
Total distributions.........................        (0.05)        (0.04)         (0.19)        (0.06)
                                                  -------       -------        -------       -------
Net asset value, end of period..............      $  7.09       $  7.38        $  8.91       $ 12.22
                                                  =======       =======        =======       =======
Total return 2..............................        (3.28)%**    (16.85)%       (25.79)%       22.87%**
                                                  =======       =======        =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........      $ 1,401       $ 1,401        $ 1,623       $ 1,432
Operating expenses excluding custody
  earnings credit...........................         1.30%*        0.93%          0.72%         0.72%*
Operating expenses including reimbursement/
  waiver/custody earnings credit ...........         1.29%*        0.92%          0.69%         0.70%*
Operating expenses excluding reimbursement/
  waiver/custody earnings credit............         1.30%*        1.07%          1.03%         1.07%*
Net investment income including reimbursement/
  waiver/custody earnings credit............         0.52%*        0.47%          0.49%         0.44%*
Portfolio turnover rate.....................            6%**         22%             8%           61%**

--------------------------
*   Annualized.
**  Non-annualized.
*** The  selected  per  share  data was  calculated  using  the  average  shares outstanding  method for the period.
(1) The Funds fiscal year-end  changed from August 31 to  December  31,  effective  December  31,  2002.
(2) Total  return represents  aggregate  total return for the period  indicated.
(3) The Wilshire 5000 Index Portfolio Horace Mann Class Shares  commenced  operations on February 1, 1999.


                       See Notes to Financial Statements.
                                        94

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.       Significant Accounting Policies.


         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (collectively the "Portfolios", each a Portfolio of the Fund). The Fund accounts separately for the assets, liabilities and operations of each series. Effective December 31, 2002, the Fund's fiscal year end changed from August 31 to December 31.


Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.


PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments with an original maturity of 60 days or less are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and accretion of premium on investments is recognized on the accrual basis.


EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.


FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.


2.       Investment Advisory Fee, Administration Fee and Other Transactions.


         Effective April 1, 2002, the shareholders of the Fund approved a new advisory agreement, (the "Advisory Agreement"), between the Fund and Wilshire Associates Incorporated ("Wilshire") which permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the terms of the Advisory Agreement, Wilshire may charge annual fees up to 0.75 of 1% of average daily net assets for the Large Company Growth and Value Portfolios, up to 0.85 of 1% of average daily net assets for the Small Company Growth and Value Portfolios and 0.10 of 1% of average daily net assets of the Wilshire 5000 Index Portfolio. Wilshire has agreed to waive any fee increases above the fees previously in effect until both Wilshire and a majority of the independent Directors conclude that any such increase is merited in view of the retention of additional sub-advisers or other future developments. Accordingly, the Fund paid Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and .10% of the average daily net assets of Wilshire 5000 Index.


On March 29, 2002, the shareholders of the Fund approved a new sub-advisory agreement between Wilshire and Los Angeles Capital Management and Equity Research (the "Sub-Adviser"). Under the agreement, which was effective April 1, 2002, the Sub-Adviser manages the Portfolios, subject to the supervision of Wilshire and the Fund's Board of Directors. The Sub-Adviser's fees are paid by Wilshire.


PFPC Inc. ("PFPC") serves as the Fund's administrator and accounting agent pursuant to a services agreement.


The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in connection with attending such meetings.


3.       Distribution and Service Plan.


         The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. ("the Distributor"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares and Qualified Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the period ended December 31, 2002, the distribution and service fees expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets annualized, respectively.


In addition, Investment Class shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year ..10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the period ended December 31, 2002, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .06%, .04%, .03%, ..05% and .03% of attributable average net assets, respectively. The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.


The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays the Distributor a fee up to .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

4.       Securities Transactions.


         For the period ended December 31, 2002 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                             PURCHASES          SALES
 ------                                          ------------      ------------
Large Company Growth Portfolio .................  $71,243,085      $68,708,319
Large Company Value Portfolio ..................   11,462,075       13,578,018
Small Company Growth Portfolio..................    3,015,018        5,930,312
Small Company Value Portfolio ..................   10,992,932       14,509,073
Wilshire 5000 Index Portfolio...................    6,432,104        4,686,930


The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at December 31, 2002 for each Portfolio is as follows:

                                                                                   NET UNREALIZED
                                                  UNREALIZED       UNREALIZED       APPRECIATION/
  FUND                                           APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
 ------                                          ------------      ------------      ------------
Large Company Growth Portfolio .................  $40,552,848     $(28,146,560)    $ 12,406,288
Large Company Value Portfolio ..................    6,123,694       (5,947,669)         176,025
Small Company Growth Portfolio..................      968,034         (826,197)         141,837
Small Company Value Portfolio ..................    2,440,578         (962,885)       1,477,693
Wilshire 5000 Index Portfolio...................    6,532,365      (36,442,802)     (29,910,437)


5.       Significant Shareholder Activity.


         On December 31, 2002, the number of shareholders which held 10% or more of the outstanding shares of the Portfolios were as follows:

  FUND
 ------
Large Company Growth Portfolio .................  55%
Large Company Value Portfolio ..................  44%
Small Company Growth Portfolio .................  51%
Small Company Value Portfolio ..................  50%
Wilshire 5000 Index Portfolio ..................  62%

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


6.       Tax Information.


         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31, 2002, the following Funds elected to defer capital losses occurring between November 1, 2002 and December 31, 2002 as follows:

  FUND                                                       CAPITAL LOSSES
 ------                                                      --------------
Large Company Growth Portfolio.........................        $7,383,236
Large Company Value Portfolio..........................         1,025,978
Small Company Growth Portfolio.........................            98,094
Small Company Value Portfolio..........................           614,693
Wilshire 5000 Index Portfolio..........................           965,129


         At December 31, 2002 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                                   EXPIRING DECEMBER 31,
                                                                   ---------------------
  FUND                                             2007           2008              2009            2010
 ------                                            ----           ----              ----            ----
Large Company Growth Portfolio.............           --              --       $74,831,678      $38,469,520
Large Company Value Portfolio..............           --              --         1,747,244        3,374,466
Small Company Growth Portfolio.............           --        $148,239           582,749          836,683
Small Company Value Portfolio..............      617,124              --           269,393        1,490,272
Wilshire 5000 Index Portfolio..............           --         343,818         1,775,025        8,232,611

The tax character of distributions paid during the four month period ended December 31, 2002 were as follows:

                                              LARGE         LARGE         SMALL         SMALL       WILSHIRE
                                             COMPANY       COMPANY       COMPANY       COMPANY        5000
                                             GROWTH         VALUE        GROWTH         VALUE         INDEX
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                            ---------     ---------     ---------     ---------     ---------
Distributions paid from:
Ordinary income
   (inclusive of short term capital gains)   $892,704      $973,551      $     --      $456,478      $632,018
                                             --------      --------      --------      --------      --------
Total taxable distributions..............    $892,704      $973,551      $     --      $456,478      $632,018
                                             ========      ========      ========      ========      ========

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [TREE GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------


As  of  December  31,  2002,   the  components  of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:


                                              LARGE         LARGE         SMALL         SMALL       WILSHIRE
                                             COMPANY       COMPANY       COMPANY       COMPANY        5000
                                             GROWTH         VALUE        GROWTH         VALUE         INDEX
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                            ---------     ---------     ---------     ---------     ---------
Undistributed ordinary income.......... $     393,868   $   306,544  $        --   $    75,560   $    177,185
Accumulated capital loss...............  (120,684,434)   (6,147,688)  (1,665,765)   (2,991,482)   (11,316,583)
Unrealized appreciation/(depreciation).    12,406,288       176,024      141,838     1,477,693    (29,910,437)
                                        -------------   -----------  -----------   -----------   ------------
Total accumulated income/(losses)...... $(107,884,278)  $(5,665,120) $(1,523,927)  $(1,438,229)  $(41,049,835)
                                        =============   ===========  ===========   ===========   ============

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Portfolios, and a REIT return of capital basis adjustment carryforward which only occurs in the Wilshire 5000 Index Portfolio. The cumulative timing difference under ordinary income and capital loss carryover is due to post-October losses.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio) ("Fund") at December 31, 2002, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, PA
February 25, 2003

--------------------------------------------------------------------------------
      WILSHIRE TARGET FUNDS, INC.                        [TREE GRAPHIC OMITTED]
      TAX INFORMATION
      (UNAUDITED)
--------------------------------------------------------------------------------

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

   FUND                                         PERCENTAGE
  ------                                       ------------
Large Company Growth Portfolio                   100%
Large Company Value Portfolio                    100%
Small Company Growth Portfolio                     0%
Small Company Value Portfolio                    100%
Wilshire 5000 Index Portfolio                    100%

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------


         Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 1-888-200-6796.

                                                                       NUMBER OF
                           TERM OF                                   PORTFOLIOS IN
 NAME, AGE, ADDRESS(1)  OFFICE(2) AND                                 FUND COMPLEX       OTHER TRUSTEESHIPS/
 AND POSITION(S) WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY          DIRECTORSHIPS
 THE FUND                TIME SERVED      DURING PAST 5 YEARS          DIRECTOR           HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
                            DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND
----------------------------------------------------------------------------------------------------------

 DeWitt F. Bowman        Since 1996     Principal,  2/94-present,       Five    Director, 5/00-present,
 (71)                                   Pension Investment                      Forward Funds; Trustee,
 Director                               Consulting  (pension                    5/98-present, PCG Private
                                        consulting firm).                       Equity Fund; Trustee,
                                                                                5/95-present, Brandes
                                                                                Institutional International
                                                                                Fund (registered investment
                                                                                companies). Director,
                                                                                5/94-present, RREEF America
                                                                                REIT (real estate investment
                                                                                trust); Trustee, 3/94-present,
                                                                                Pacific Gas & Electric Nuclear
                                                                                Decommissioning Trust (trust
                                                                                fund for decommissioning
                                                                                nuclear power plants);
                                                                                Treasurer, 10/00-6/01,
                                                                                University of California
                                                                                Regents Investment Management.

 Cynthia A. Hargadon     Since 1998     Senior  Consultant,   5/02-     Five    Trustee, 1992-present, America
 (47)                                   present,  SPG  &  Associates            Investment Trust (registered
 Director                               (consulting  firm); President,          investment company).
                                        5/00-5/02,  Potomac  Asset
                                        Management;  Director  of
                                        Investments, 7/98-5/00,
                                        National  Automobile Dealers
                                        Association;  President,
                                        11/96-7/98, Stable Value
                                        Investment Association.

1 EACH  DIRECTOR  MAY BE  CONTACTED  BY WRITING  TO THE  COMPANY,  C/O  WILSHIRE
  ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS  HOLD OFFICE UNTIL THEY RESIGN OR THEIR  SUCCESSORS  HAVE BEEN
  ELECTED AND QUALIFIED.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                       NUMBER OF
                           TERM OF                                   PORTFOLIOS IN
 NAME, AGE, ADDRESS(1)   OFFICE(2) AND                                 FUND COMPLEX       OTHER TRUSTEESHIPS/
 AND POSITION(S) WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY          DIRECTORSHIPS
 THE FUND                TIME SERVED      DURING PAST 5 YEARS          DIRECTOR           HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
                            DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND
----------------------------------------------------------------------------------------------------------

 Anne L. Wexler         Since 1996        Chairman, 1/81-present,       Five    Director, 01/01-present,
 (72)                                     Wexler Walker Public                  Methanex Corp. (methanol
 Director                                 Policy (government                    producer). Director,
                                          relations firm).                      8/94-present, Dreyfus Florida
                                                                                Intermediate Municipal Bond
                                                                                Fund, Dreyfus Florida
                                                                                Municipal Money Market Fund,
                                                                                Dreyfus Global Growth, LP,
                                                                                Dreyfus Investors GNMA Fund,
                                                                                Dreyfus New Jersey Municipal
                                                                                Bond Fund, Inc., Dreyfus New
                                                                                York Insured Tax Exempt Bond
                                                                                Fund, Dreyfus Strategies
                                                                                Growth LP, Dreyfus 100% US
                                                                                Treasury Intermediate Term
                                                                                Fund, Dreyfus 100% US Treasury
                                                                                Long Term Fund, Dreyfus 100%
                                                                                US Treasury Money Market Fund,
                                                                                Dreyfus 100% US Treasury Short
                                                                                Term Fund; Director, Premier
                                                                                Global Investing, Inc.,
                                                                                5/91-present; Director, 8/91 -
                                                                                present, Dreyfus Edison
                                                                                Electrical Fund, Inc., Dreyfus
                                                                                Life and Annuity Index Fund,
                                                                                Inc., Peoples Index Fund,
                                                                                Inc.; Director, 6/91-present,
                                                                                Peoples S&P Midcap Index Fund,
                                                                                Inc. (registered investment
                                                                                companies). Director,
                                                                                3/91-present, Comcast (cable
                                                                                provider).

----------------------------------------------------------------------------------------------------------
                             DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE FUND(3)
----------------------------------------------------------------------------------------------------------

 Michael P. O'Keeffe,      Since 2002    President, Chairman,           Five    None
 CFA                                     Director, 4/02-present,
 (43)                                    Wilshire Target Funds, Inc.;
 President/Chairman/                     Managing Director, 7/00-
 Director                                present, Wilshire Associates
                                         Inc.; Vice President, 7/90-
                                         7/00, Wilshire Associates Inc.

1 EACH  DIRECTOR  MAY BE  CONTACTED  BY WRITING  TO THE  COMPANY,  C/O  WILSHIRE
  ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS  HOLD OFFICE UNTIL THEY RESIGN OR THEIR  SUCCESSORS  HAVE BEEN
  ELECTED AND QUALIFIED.

3 MESSRS.  NESBITT AND O'KEEFFE ARE EACH "INTERESTED"  DIRECTORS,  AS DEFINED BY
  THE 1940 ACT, BY REASON OF THEIR POSITIONS WITH WILSHIRE.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                         [TREE GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                       NUMBER OF
                           TERM OF                                   PORTFOLIOS IN
 NAME, AGE, ADDRESS(1)   OFFICE(2) AND                               FUND COMPLEX    OTHER TRUSTEESHIPS/
 AND POSITION(S) WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY      DIRECTORSHIPS
 THE FUND                TIME SERVED      DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------
                            DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE FUND(3)
----------------------------------------------------------------------------------------------------------

 Stephen L. Nesbitt      Since 2002      Director, 4/02-present,         Five    Director, 1/90-present,
 (49)                                    Wilshire Target Funds, Inc.;            Wilshire Associates Inc.;
 Director                                Managing Director, 7/00-                Director, 2/97-present,
                                         present, Wilshire Associates            Wilshire Global Advisors.
                                         Inc.; Senior Vice President,
                                         1/91-7/00, Wilshire
                                         Associates Inc.

----------------------------------------------------------------------------------------------------------
                                       OFFICERS WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------

 Thomas M. Goodrum,      Since 2002      Vice President, Treasurer        N/A     N/A
 Jr., CFA                                1/02-present, Wilshire
 (34)                                    Target Funds, Inc.; Vice
 Vice President/                         President and Principal,
 Treasurer                               1/95-present, Wilshire
                                         Associates Inc.;
                                         Senior Associate,
                                         12/97-12/99, Wilshire
                                         Associates Inc.


 Alan L. Manning         Since 1997      Secretary, 3/97-present,         N/A     N/A
 (53)                                    Wilshire Target Funds, Inc.;
 Secretary                               Secretary, 3/93-present,
                                         Wilshire Associates Inc.;
                                         Vice President,
                                         General Counsel,
                                         6/84-present, Wilshire
                                         Associates Inc.

1 EACH  DIRECTOR  MAY BE  CONTACTED  BY WRITING  TO THE  COMPANY,  C/O  WILSHIRE
  ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS  HOLD OFFICE UNTIL THEY RESIGN OR THEIR  SUCCESSORS  HAVE BEEN
  ELECTED AND QUALIFIED.

3 MESSRS.  NESBITT AND O'KEEFFE ARE EACH "INTERESTED"  DIRECTORS,  AS DEFINED BY
  THE 1940 ACT, BY REASON OF THEIR POSITIONS WITH WILSHIRE.

[LOGO OMITTED]
WILSHIRE
TARGET FUNDS, INC.

P.O. BOX 60488
KING OF PRUSSIA, PENNSYLVANIA 19406-0488

                                                                        WILARA02